                                                       Registration Nos. 2-98326
                                                                       811-04323

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

           Pre-Effective Amendment No. ____                     [ ]

           Post-Effective Amendment No.  63                     [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                             [ ]

           Amendment No. 64                                     [X]
           (Check appropriate box or boxes.)

                           IXIS ADVISOR FUNDS TRUST I
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               (Exact Name of Registrant as Specified in Charter)

           399 Boylston Street
          Boston, Massachusetts                           02116
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 (Address of principal executive offices)              (Zip Code)

Registrant's Telephone Number, including Area Code      (617) 449-2810

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
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                     (Name and Address of Agent for Service)

                                    Copy to:
                               John M. Loder, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110
--------------------------------------------------------------------------------

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):
[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on November 1, 2005 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          [LOGO] IXIS | ADVISOR FUNDS


WHAT'S INSIDE

Goals, Strategies & Risks.....  Page 2

Portfolio Fees & Expenses.....  Page 7

More About Risk...............  Page 9

Management Team............... Page 10

Portfolio Services............ Page 14

Financial Performance......... Page 31


  IXIS Income Diversified Portfolio

[LOGO] Active
Investment
Advisors/R/
Index-based Solutions


[LOGO] AEW

[LOGO]
LS LOOMIS SAYLES COMPANY, L.P.
AEW Diversified REIT Discipline

Active Dividend Equity Discipline

Loomis Sayles Inflation Protected Securities Discipline

Loomis Sayles Multi-Sector Bond Discipline
                                                                     Prospectus
                                                               November 1, 2005

The Securities and Exchange Commission has not approved the Portfolio's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Portfolio or any of its services and for assistance in opening an account, contact your financial representative or call IXIS Advisor Funds.

IXIS Advisor Funds

P.O. Box 219579

Kansas City, MO 64121-9579
800-225-5478
www.ixisadvisorfunds.com

Table of Contents


Goals, Strategies & Risks
IXIS Income Diversified Portfolio......................... 2
Portfolio Fees & Expenses
Portfolio Fees & Expenses................................. 7
More About Risk
More About Risk .......................................... 9
Management Team
Meet the Portfolio's Investment Adviser and Subadvisers . 10
Meet the Portfolio's Portfolio Managers ................. 12
Portfolio Services
Investing in the Portfolio............................... 14
How Sales Charges Are Calculated......................... 15
It's Easy to Open an Account............................. 17
Buying Shares............................................ 19
Selling Shares........................................... 21
Selling Shares in Writing................................ 22
Exchanging Shares........................................ 24
Restrictions on Buying, Selling and Exchanging Shares.... 24
How Portfolio Shares Are Priced.......................... 26
Dividends and Distributions.............................. 27
Tax Consequences......................................... 27
Compensation to Securities Dealers....................... 29
Additional Investor Services............................. 30
Financial Performance
Financial Performance.................................... 31
Glossary of Terms
Glossary of Terms........................................ 32


If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Portfolio, please refer to the section "More About Risk." This section details the risks of practices in which the Portfolio may engage. Please read this section carefully before you invest.

Portfolio shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

                                    [GRAPHIC]



Goals, Strategies & Risks
IXIS Income Diversified Portfolio

Adviser:     IXIS Asset Management Advisors, L.P.
                ("IXIS Advisors")
Subadvisers: AEW Management and Advisors, L.P. ("AEW")
             Loomis, Sayles & Company, L.P.
                ("Loomis Sayles")
Category:    Multi-Discipline


CUSIP: Class A    Class C
       ---------------------
       46602D 676 46602D 668

 Investment Goal


The Portfolio seeks current income with a secondary objective of capital appreciation. The Portfolio's investment goal may be changed without shareholder approval.


 Principal Investment Strategies

The Portfolio is designed to offer investors access to a diversified portfolio of complementary income producing investment disciplines from specialized money managers through investment in a single mutual fund. The Portfolio's disciplines focus on income producing fixed income and equity securities. Each discipline and its adviser or subadviser is listed below. IXIS Advisors believes that, by diversifying across asset classes and styles in a single portfolio, investors may experience more consistent, positive returns with less volatility than a fund managed in a single asset class or style.



Adviser/Subadviser and                                                                 Target    Minimum    Maximum
Investment Discipline                                  Focus of Discipline           Allocation Allocation Allocation
AEW Diversified REIT                         U.S. Equity Real Estate Investment
                                              Trusts ("REITs")                          25%        20%        30%
Active Dividend Equity*                      Dividend-paying common stocks of
                                              U.S. issuers                              20%        15%        25%
Loomis Sayles Inflation Protected Securities Inflation protected securities, with an emphasis on U.S. Treasury Inflation
                                              Protected Securities ("TIPs")             15%        10%        20%
Loomis Sayles Multi-Sector Bond              Investment grade fixed income
                                              securities                                40%        30%        50%


* This discipline is managed by IXIS Advisors through its division, Active Investment Advisors ("Active").



Subject to the allocation policies adopted by the Portfolio's Board of Trustees, IXIS Advisors generally allocates capital invested in the Portfolio among its four disciplines according to the target allocations noted above. The adviser (i.e., Active, with respect to the Active Dividend Equity discipline) and each of the subadvisers manage the portion of the Portfolio's assets allocated to them in accordance with Active's or the respective subadviser's distinct investment style and strategy. IXIS Advisors monitors the relative sizes of the disciplines on a monthly basis. When a discipline's percentage of the Portfolio exceeds the maximum or minimum allocation set forth in the table above, IXIS Advisors will reallocate capital away from or towards one or more disciplines in order to bring the discipline back towards its target allocation. Subject to approval by the Portfolio's Board of Trustees, IXIS Advisors may revise the Portfolio's target allocations from time to time. In addition, target allocations will vary and may not always be met.

The Portfolio may:

.. Invest in equity securities, including common stocks and preferred stocks.



.. Invest more than 25% of its assets in REITs and companies in the real-estate industry.


.. Invest in securities offered in initial public offerings ("IPOs") and Rule
  144A securities.


.. Invest in convertible preferred stock and convertible debt securities
  (commonly known as "junk bonds").

.. Engage in options and enter into futures transactions, swap contracts and currency hedging transactions.
.. Invest in fixed income securities of any maturity, including lower-rated fixed-income securities.
.. Invest in mortgage-related securities (including mortgage dollar rolls).
.. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Portfolio's return.
.. For temporary defensive purposes, invest any portion of its assets in cash or in any securities the adviser or any subadviser deems appropriate. The Portfolio may miss certain investment opportunities if it uses defensive

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2
  strategies and thus may not achieve its investment objective.

For more detailed information on the adviser's or any subadviser's investment strategies, please refer to the section "IXIS Income Diversified
Portfolio -- More on Investment Disciplines."


A "snapshot" of the Portfolio's investments may be found in the current annual or semiannual report (when available). (See back cover.) In addition, a complete list of the Portfolio's portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available by going to the Portfolio's website at www.ixisadvisorfunds.com and clicking on "Fund Information" and then "Portfolio Holdings". Such information will remain accessible on the website until the Portfolio files its Form N-CSR or Form N-SAR with the SEC for the period that includes the date of the information. Please see the back cover of this Prospectus for more information on obtaining a copy of the Portfolio's annual or semiannual report.


 Principal Investment Risks

Allocation risk: The Portfolio's investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Portfolio as a result of this allocation.

Credit risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa or BBB by Moody's Investors Service, Inc. ("Moody's) or Standard & Poor's Rating Service, Inc. ("S&P"), respectively), or that are unrated but judged to be of comparable quality by the Portfolio's subadvisers, are subject to greater credit risk than funds that do not invest in such securities.

Currency risk: The risk that fluctuations in the exchange rates between the
  U.S. dollar and foreign currencies may negatively affect an investment. Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indexes on which the derivative securities transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Portfolio's exposure to stock market values, interest rates or the currency exchange rate.

Equity securities risk: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Portfolio's performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Portfolio. Rule 144A securities may be less liquid than other equity securities. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.

Fixed-income securities risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly known as "junk bonds") may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.
Foreign securities risk: Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.
Mortgage-related securities risk: The risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Portfolio may also incur a loss when there is a prepayment of securities that were purchased at a premium. A dollar roll involves potential risks of loss that are different from those related to securities underlying the transactions. The Portfolio may be required to purchase securities at a higher price than may otherwise be available on the open market. There is no assurance that the Portfolio's

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                                                                             3
  use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Real estate securities/REIT risk: Because the portfolio may concentrate its investments in the real estate industry, the Portfolio's performance will be dependent in part on the performance of the real estate market and the real estate industry in general. The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REIT's managers. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.

Small-cap companies risk: These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company stocks.

For additional information see the section "More About Risk."

 Evaluating the Portfolio's Past Performance


Because the Portfolio recently commenced operations and has not completed a full calendar year, information related to Portfolio performance, including a bar chart showing annual returns, has not been included in this Prospectus.


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4

                                    [GRAPHIC]



Goals, Strategies & Risks
IXIS Income Diversified Portfolio -
 More on Investment Disciplines


The Portfolio is divided into four different disciplines, each comprising a different asset class and managed by the adviser, through its division Active, or one of the Portfolio's two subadvisers. Using this multi-discipline strategy, the Portfolio provides shareholders with exposure to income-producing fixed income and equity securities. The adviser and the subadvisers pursue the Portfolio's overall goal by employing the strategies and techniques discussed below.


 AEW Diversified REIT Discipline


This portion of the Portfolio normally invests at least 80% of its net assets in investments of REITs and/or real estate related companies. REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. This portion of the Portfolio primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry.

AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate equity securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities for this portion of the Portfolio, AEW draws upon the combined expertise of its securities, real estate and research professionals. When selecting investments for this portion of the Portfolio, AEW generally considers the following factors that it believes help to identify those companies whose shares represent the greatest value and price appreciation potential:
Valuation: AEW has developed a proprietary model to assess the relative value of each stock in this portion of the Portfolio's investment universe. This model is designed to estimate what an issuer's anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will consider selling a security once it believes that there is greater relative value in other securities in this portion of the Portfolio's investment universe.
Price: AEW examines the historic pricing of each company in this portion of the Portfolio's universe of potential investments in order to identify stocks that it believes are out of favor. Those stocks that have underperformed in price, either in absolute terms or relative to this portion of the Portfolio's universe in general, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.
Income: AEW further evaluates companies and REITs by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.
Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security in the future. These catalysts can be macro-economic, market driven or company-specific in nature.

 Active Dividend Equity Discipline


This portion of the Portfolio is managed by the Active division of IXIS Advisors, and attempts to replicate the Dow Jones Select Dividend Index (the "Index") by investing in all of the stocks in the Index at close to their Index weights. By replicating the Index, Active attempts to provide a return very similar to the return of the Index, less expenses. The Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of one hundred of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Total Market Index, a broad-based index representative of the total market for U.S. equity securities. The securities included in the Index have a positive historical five-year dividend-per-share growth rate, a five-year average dividend to earnings-per-share ratio of less than or equal to 60%, and a three-month average daily trading volume of 200,000 shares.


In deciding which securities to buy, Active will generally include only those stocks which are constituents of the Index. As the underlying Index makes changes to its constituents or the weighting of those constituents, Active will generally make similar adjustments to this portion of the Portfolio, ensuring that the Portfolio minimizes the risk that this portion will underperform relative to the performance of the Index due to significant differences in its composition compared to the composition of the Index. Securities removed from the Index thus will generally be sold from this portion of the Portfolio as well.


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                                                                             5

 Loomis Sayles Inflation Protected Securities Discipline

This portion of the Portfolio, one of two portions managed by Loomis Sayles, normally invests at least 80% of its net assets in inflation protected securities, with an emphasis on debt securities issued by the U.S. Treasury (Treasury Inflation-Protected Securities, or TIPs). The principal value of these securities is periodically adjusted according to the rate of inflation, and repayment of the original bond principal upon maturity is guaranteed by the U.S. Government.
This portion of the Portfolio may invest in other securities, including but not limited to: inflation protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury, by other entities such as corporations and foreign governments, and by foreign issuers; nominal treasury securities, corporate bonds, asset-backed securities, and mortgage-related securities (including mortgage dollar rolls). This portion of the Portfolio may invest in fixed-income securities of any maturity. It also may engage in futures transactions.
In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, Loomis Sayles' expectations regarding general trends in interest rates and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return on those investments.

 Loomis Sayles Multi-Sector Bond Discipline

This portion of the Portfolio, the second of two portions managed by Loomis Sayles, normally invests at least 80% of its net assets in investment grade fixed income securities, although it may invest up to 35% of its assets in lower rated fixed income securities ("junk bonds") and up to 20% of its assets in preferred stocks. This portion of the Portfolio may invest in fixed income securities of any maturity.
In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer of the security, current interest rates, Loomis Sayles' expectations regarding general trends in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.
Three themes typically drive this portion of the Portfolio's investment approach. First, Loomis Sayles generally seeks fixed income securities of issuers whose credit profiles it believes are improving. Second, Loomis Sayles makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes that this portion of the Portfolio may generate positive returns by having a portion of its assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns for this portion of the Portfolio. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed income securities in an effort to find securities that it believes may produce attractive returns for this portion of the Portfolio in comparison to their risk.
Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).
This portion of the Portfolio may invest in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. This portion of the Portfolio may invest without limit in obligations of supranational entities (e.g., the World Bank).

The fixed income securities in which this portion of the Portfolio may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, when-issued securities, REITs, Rule 144A securities, repurchase agreements and convertible securities. The portion of the Portfolio may engage in options and futures transactions, foreign currency hedging transactions and swap transactions.


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6

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                                    [GRAPHIC]



Portfolio Fees & Expenses


The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

 Shareholder Fees

(fees paid directly from your investment)

                                                         Class A Class C
Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)(1)(2)              4.50%   None
Maximum deferred sales charge (load) (as a percentage of
   original purchase price or redemption proceeds, as
   applicable)(2)                                          (3)    1.00%
Redemption fees                                           None*   None*

(1) A reduced sales charge on Class A shares applies in some cases. See the section "How Sales Charges Are Calculated" within the section "Portfolio Services."

(2) Does not apply to reinvested dividends and distributions.

(3) A 1.00% contingent deferred sales charge ("CDSC") applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See the section "How Sales Charges Are Calculated" within the section "Portfolio Services."

*   Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

 Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)


                                            IXIS Income
                                          Diversified Portfolio/1/
                                          Class A      Class C
Management fees                            0.55%        0.55%
Distribution and/or service (12b-1) fees   0.25%        1.00%*
Other expenses**                           0.50%        0.50%
Total annual portfolio operating expenses  1.30%        2.05%
Fee Waiver and/or expense reimbursement    0.05%        0.05%
Net Expenses                               1.25%        2.00%


1 IXIS Advisors has given a binding undertaking to the Portfolio to limit the amount of the Portfolio's total annual operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.25% and 2.00%, respectively, of the Portfolio's average daily net assets for Classes A and C shares. This undertaking is in effect through April 30, 2006 and will be reevaluated on an annual basis.

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.
** "Other Expenses" are based on estimated amounts for the current fiscal year.

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                                                                             7

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                                    [GRAPHIC]



Portfolio Fees & Expenses (continued)


 Example

This example*, which is based upon the expenses shown in the "Annual Portfolio Operating Expenses" table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:
.. You invest $10,000 in the Portfolio for the time periods indicated;
.. Your investment has a 5% return each year;
.. The Portfolio's operating expenses remain the same; and .. All dividends and distributions are reinvested.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


           IXIS Income
        Diversified Portfolio
        Class A    Class C
                  (1)   (2)
1 year   $572     $303  $203
3 years  $839     $638  $638

(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.

* The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The Example is based on the net expenses for the 1-year period and on total annual portfolio operating expenses thereafter.


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8

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                                    [GRAPHIC]





More About Risk

The Portfolio has principal investment strategies that come with inherent risks. The following is a list of risks to which the Portfolio may be subject because of its investment in various types of securities or engagement in various practices.


Correlation Risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.



Credit Risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. A fund that invests in securities rated below investment grade quality (i.e., below a rating of Baa or BBB by Moody's or S&P, respectively), or that are unrated but judged to be of comparable quality by the Portfolio's adviser or subadviser is subject to greater credit risk than funds that do not invest in such securities.




Extension Risk The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.


Foreign Risk The risk associated with investments in issuers located in foreign countries. A Portfolio's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. In the event of a nationalization, expropriation or other confiscation, the Portfolio could lose its entire investment. When the Portfolio invests in securities from issuers located in countries with emerging markets, it may face greater foreign risk since emerging market countries may be more likely to experience political and economic instability.



Information Risk The risk that key information about a security is inaccurate or unavailable. Securities issued in IPOs involve greater information risk than other equity securities due to the lack of public information.


Interest Rate Risk The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Leverage Risk The risk associated with securities or practices (e.g., borrowing) that multiply small index or market movements into larger changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Portfolio uses a derivative security for purposes other than as a hedge, or, if the Portfolio hedges imperfectly, the Portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Liquidity Risk The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Portfolio. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, and Rule 144A Securities.

Management Risk The risk that a strategy used by the Portfolio's portfolio management may fail to produce the intended result.

Market Risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions. IPO securities tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of public information and trading history.

Opportunity Risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Options, Futures, Swap Contracts and Other Derivatives Risks These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk, and can have a significant impact on the Portfolio's exposure to stock market values, interest rates or currency exchange rates. These types of transactions will be used primarily for hedging purposes including anticipatory hedging.


Political Risk The risk of losses directly attributable to government or political actions. This risk may be more acute for issuers of municipal or foreign securities.


Prepayment Risk The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or REITs.

Small Capitalization Companies Risk These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company stocks.

Valuation Risk The risk that the Portfolio has valued certain securities at a higher price than the price at which they can be sold.

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Management Team
Meet the Portfolio's Investment Adviser and Subadvisers


The IXIS Advisor Funds family (as defined below) currently includes 22 mutual funds. The IXIS Advisor Funds family had combined assets of $6.3 billion as of September 30, 2005. IXIS Advisor Funds are distributed through IXIS Asset Management Distributors, L.P. (the "Distributor"). This Prospectus covers the IXIS Income Diversified Portfolio (the "Portfolio"), which along with the other IXIS Advisor Diversified Portfolios, IXIS Advisor Equity Funds, IXIS Advisor Income and Tax Free Income Funds, Loomis Sayles Growth Fund, Loomis Sayles Research Fund and IXIS Cash Management Trust -- Money Market Series (the "Money Market Fund") constitute the "IXIS Advisor Funds."


 Adviser


IXIS Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Portfolio. IXIS Advisors is a subsidiary of IXIS Asset Management North America, L.P. ("IXIS Asset Management North America"), which is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned principally, directly and indirectly, by three large affiliated French financial services entities: the Caisse des Depots et Consignations ("CDC"), a public sector financial institution created by the French government in 1816; the Caisses Nationale des Caisse d'Epargne, a financial institution owned by CDC and by affiliated French savings banks known as the Caisses d'Epargne; and by CNP Assurances, a large French life insurance company. IXIS Asset Management North America has 12 principal subsidiary or affiliated asset management firms that collectively had $190 billion in assets under management as of June 30, 2005. IXIS Advisors oversees, evaluates, and monitors the subadvisory services provided to the Portfolio. It also provides general business management and administration to the Portfolio. Except with respect to the Active Dividend Equity Discipline, IXIS Advisors does not determine what investments will be purchased by any other discipline of the Portfolio. The subadvisers listed below make the investment decisions for their respective discipline or disciplines of the Portfolio. IXIS Advisors is responsible for overseeing the subadvisers and recommending their hiring, termination and replacement.



IXIS Advisors, through its division Active Investment Advisors, is responsible for the investment management decisions of the Active Dividend Equity Discipline.



The aggregate advisory and subadvisory fees to be paid by the Portfolio, as a percentage of its average daily net assets, is 0.55% of the first $1 billion of its average daily net assets and 0.50% of such assets in excess of $1 billion.



A discussion regarding the basis for the Board of Trustees approving any advisory contract of the Portfolio will be available in the annual report to shareholders when such report is available.


 Subadvisers

Each subadviser has full investment discretion and makes all determinations with respect to the investment of the assets of certain disciplines of the Portfolio, subject to general supervision of the Portfolio's adviser and the Board of Trustees.


AEW, located at World Trade Center East, Two Seaport Lane, Boston, Massachusetts 02210, serves as the subadviser to the AEW Diversified REIT Discipline. AEW is a subsidiary of IXIS Asset Management North America. Together with other AEW adviser affiliates, AEW managed $29.5 billion of client capital as of June 30, 2005.



Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as the subadviser to the Loomis Sayles Inflation Protected Securities Discipline and the Loomis Sayles Multi-Sector Bond Discipline. Loomis Sayles is a subsidiary of IXIS Asset Management North America. Founded in 1926, Loomis Sayles is one of America's oldest investment advisory firms with over $68.4 billion in assets under management as of June 30, 2005. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.


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10

 Subadvisory Agreements

The IXIS Advisor Funds have received an exemptive order from the Securities and Exchange Commission (the "SEC") that permits IXIS Advisors to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits IXIS Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with IXIS Advisors without shareholder approval, if approved by the Board of Trustees. The Portfolio's initial shareholder has approved reliance by the Portfolio on the exemptive order. Shareholders will be notified of any subadviser changes.

 Portfolio Trades


In placing portfolio trades, the Portfolio's adviser or subadvisers may use brokerage firms that market the Portfolio's shares or are affiliated with IXIS Asset Management North America, IXIS Advisors or subadvisers. In placing trades, the adviser or subadvisers will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.



Transactions with Other Investment Companies. Pursuant to an application for SEC exemptive relief which the Funds have applied for, the Portfolio may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by IXIS Advisors or its affiliates ("Central Funds"). The Central Funds currently include the Money Market Fund; Institutional Daily Income Fund; Cortland Trust, Inc.; and Short Term Income Fund, Inc. Each Central Fund is advised by Reich & Tang Asset Management, LLC ("Reich & Tang"), except for the Money Market Fund, which is advised by IXIS Advisors and subadvised by Reich & Tang. Because IXIS Advisors and Reich & Tang are both subsidiaries of IXIS Asset Management North America, the Portfolio and the Central Funds may be considered to be related companies comprising a "group of investment companies" under the Investment Company Act of 1940, as amended (the "1940 Act").



Pursuant to such exemptive relief, the Portfolio may also borrow and lend money for temporary or emergency purposes directly to and from other Funds through an interfund credit facility. In addition to the Portfolio and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: IXIS Advisor Funds Trust I (except the CGM Advisor Targeted Equity Fund series), IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, AEW Real Estate Income Fund, Harris Associates Investment Trust, Loomis Sayles Funds I and Loomis Sayles Funds II. The advisers and subadvisers to these mutual funds currently include IXIS Advisors, Reich & Tang, Loomis Sayles, AEW, Harris Associates L.P. and Westpeak Global Advisors, L.P. Each of these advisers and subadvisers are subsidiaries of IXIS Asset Management North America and are thus "affiliated persons" under the 1940 Act by reason of being under common control by IXIS Asset Management North America. In addition, because the Portfolio and the series of mutual fund groups listed above are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a "group of investment companies" under the 1940 Act. The Central Funds and AEW Real Estate Income Fund will participate in the Credit Facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and the Portfolio would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Portfolio. Should the Portfolio participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Portfolio does not intend to supplement this Prospectus if and when such exemptive relief is granted. Instead, the Portfolio may begin engaging in the transactions described above without further notice to shareholders.


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                                                                             11

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Management Team
Meet the Portfolio's Portfolio Managers


 AEW Diversified REIT Discipline


Matthew A. Troxell


Matthew A. Troxell has managed this portion of the Portfolio since its inception. He also manages the AEW Real Estate Fund and the AEW Real Estate Income Fund. Mr. Troxell, Principal and Portfolio Manager, joined AEW in 1994. Mr. Troxell received a B.A. from Tufts University. He is a member of the National Association of Real Estate Investment Trusts, holds the designation of Chartered Financial Analyst and has over 23 years of experience in investment analysis and portfolio management.


 Active Dividend Equity Discipline

Mark G. Adams


Mark G. Adams has led the team that manages this portion of the Portfolio since its inception. Mr. Adams, Chief Operating Officer of the Active division of IXIS Advisors, joined Active in 2002. Previously, he was the Chief Operating Officer at Barra RogersCasey from 1998 to 2002. Mr. Adams received a B.S. and a B.A. from the University of Pennsylvania. He holds the designation of Chartered Financial Analyst and has over 21 years of investment experience.


Kevin H. Maeda


Kevin H. Maeda has served as a co-manager of this portion of the Portfolio since its inception. Mr. Maeda, Senior Portfolio Manager and Director of Product Management for the Active division of IXIS Advisors, joined Active in 2003. Previously, he served as a consultant to The Home Depot from 2002 to 2003, earned his M.B.A. from the University of California - Los Angeles from 1999 to 2001 and served as a Senior Portfolio Manager at Barclays Global Investors from 1994 to 1999. In addition to an M.B.A., Mr. Maeda received a B.S. from the University of California - Berkeley. He has over 11 years of investment experience.



Serena V. Ng



Serena V. Ng has served as a co-manager of this portion of the Portfolio since its inception. Ms. Ng, Associate Portfolio Manager for the Active division of IXIS Advisors, joined Active in 2005. Previously, she held the position of Portfolio Associate at McMorgan and Company from 2004 to 2005, Assistant Portfolio Manager at Fremont Investment Advisors from 2000 to 2004 and Trade Specialist at Mellon Capital Management from 1999 to 2000. Ms. Ng received a B.S. from the University of California - Los Angeles. She holds the designation of Chartered Financial Analyst and has over 6 years of investment experience.


 Loomis Sayles Inflation Protected Securities Discipline

John Hyll


John Hyll has co-managed this portion of the Portfolio since its inception. He also co-manages the Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Limited Term Government and Agency Fund and the Loomis Sayles Core Fixed Income Discipline of the IXIS Moderate Diversified Portfolio. Mr. Hyll, Vice President and Portfolio Manager of the Fixed Income Group, began his investment career in 1983 and joined Loomis Sayles in 1987. Prior to Loomis Sayles, he worked for National City Bank as an investment officer where he was responsible for managing a $200 million U.S. Treasury, Agency and Corporate Bond portfolio and for co-managing a $1.9 billion taxable bank holding company portfolio. He received a B.B.A. and an M.B.A. from Baldwin-Wallace College. Mr. Hyll has over 22 years of investment experience.


Clifton V. Rowe


Clifton V. Rowe has co-managed this portion of the Portfolio since its inception. He also co-manages the Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Limited Term Government and Agency Fund and the Loomis Sayles Core Fixed Income Discipline of the IXIS Moderate Diversified Portfolio. Mr. Rowe, Vice President and Portfolio Manager of the Fixed Income Group, began his investment career and joined Loomis Sayles in 1992. During his tenure he has held the roles of portfolio assistant, research analyst, mortgage trader and portfolio manager. He received a B.B.A. from James Madison University and an M.B.A. from the University of Chicago. Mr. Rowe holds the designation of Chartered Financial Analyst and has over 13 years of investment experience.


 Loomis Sayles Multi-Sector Bond Discipline


Matthew J. Eagan



Matthew Eagan has co-managed this portion of the Portfolio since its inception. He also co-manages the Loomis Sayles High Income Fund and Loomis Sayles High Income Opportunities Fund. Mr. Eagan, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1990 and joined Loomis Sayles in 1997. Mr. Eagan received a B.A. from Northeastern University and an M.B.A. from Boston University. He holds the designation of Chartered Financial Analyst and has over 15 years of investment experience.


Kathleen C. Gaffney

Kathleen C. Gaffney has co-managed this portion of the Portfolio since its inception. She also co-manages the

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12

Loomis Sayles Strategic Income Fund, Loomis Sayles Bond Fund, Loomis Sayles High Income Opportunities Fund and Loomis Sayles High Income Fund. Ms. Gaffney, Vice President and Portfolio Manager of the Fixed Income Group, started her investment career and joined Loomis Sayles in 1984. Prior to Loomis Sayles, she worked for Boston Consulting Group as a fixed income and equity trader.
Ms. Gaffney received a B.A. from the University of Massachusetts. She holds the designation of Chartered Financial Analyst and has over 21 years of investment experience.


Elaine M. Stokes


Elaine M. Stokes has co-managed this portion of the Portfolio since its inception. She also co-manages the Loomis Sayles High Income Opportunities Fund. Ms. Stokes, Vice President and Portfolio Manager of the Fixed Income Group, began her investment career in 1987 and joined Loomis Sayles in 1988. Her experience is in high yield and domestic/emerging markets. During her tenure, Ms. Stokes has also served as a trader and portfolio specialist. She received a B.S. from St. Michael's College and has over 18 years of investment experience.


Please see the SAI for information on the Portfolio Manager compensation, other accounts under management by the Portfolio Managers and the Portfolio Manager ownership of securities in the Portfolio.

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Portfolio Services
Investing in the Portfolio


 Choosing a Share Class

The Portfolio offers Classes A and C shares to the public. Each class has different costs associated with buying, selling and holding Portfolio shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon the size of your investment and how long you intend to hold your shares. Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.
 Class A Shares

.. You pay a sales charge when you buy Portfolio shares. There are several ways to reduce this charge. See the section "How Sales Charges Are Calculated."

.. You pay lower annual expenses than Class C shares, giving you the potential for higher returns per share.


.. You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within one year of purchase.

 Class C Shares

.. You pay higher annual expenses than Class A shares.

.. You may pay a charge on redemptions if you sell your shares within one year of purchase.

.. Investors will not be permitted to purchase $1 million or more of Class C shares as a single investment per account. There may be certain exceptions to this restriction for omnibus and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemption if you redeem Class A shares within 1 year of purchase.
For information about the Portfolio's expenses, see the section "Portfolio
Fees & Expenses" in this Prospectus.

 Certificates

Certificates will not be issued for any class of shares.

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14

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Portfolio Services
How Sales Charges Are Calculated


 Class A Shares

The price that you pay when you buy Class A shares (the "offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase:


                        Class A Sales Charges**
                       As a % of       As a % of
  Your Investment    offering price your investment
Less than $100,000       4.50%           4.71%
$ 100,000 - $249,999     3.50%           3.63%
$ 250,000 - $499,999     2.50%           2.56%
$ 500,000 - $999,999     2.00%           2.04%
$1,000,000 or more*      0.00%           0.00%


Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

* For purchases of Class A shares of the Portfolio of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section "How the CDSC is Applied to Your Shares."
** Not imposed on shares that are purchased with reinvested dividends or other distributions.


If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that you obtain the proper "breakpoint" discount. It will be necessary at the time of purchase to inform the Distributor and the financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold shares, including accounts with other financial intermediaries and your family members' and other related parties' accounts, in order to verify your eligibility for a reduced sales charge. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to your account. Additional information concerning sales load breakpoints is available from your financial intermediary, by visiting the Portfolio's website at www.ixisadvisorfunds.com (click on "sales charges" at the bottom of the home page) or in the Portfolio's SAI.


Reducing Front-End Sales Charges

There are several ways you can lower your sales charge for Class A shares, including:

.. Letter of Intent - By signing a Letter of Intent, you may purchase Class A shares of any IXIS Advisor Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $100,000 or more over 13 months. Purchases of Class C shares may be used toward meeting the letter of intent.


.. Cumulative Purchase Discount - You may be entitled to a reduced sales charge if your "total investment" reaches a breakpoint for a reduced sales charge. The total investment is determined by adding the amount of your current purchase in the Portfolio, including the applicable sales charge, to the current public offering price of all series and classes of shares of the IXIS Advisor Funds held by you in one or more accounts. If your total investment exceeds a sales charge breakpoint in the table above, the lower sales charge applies to the entire amount of your current purchase in the Portfolio.

.. Combining Accounts - allows you to combine shares of multiple IXIS Advisor
  Funds and classes for purposes of calculating your sales charge.


   Individual Accounts: You may elect to combine your purchase(s) and your total investment, as defined above, with the purchases and total investment of your spouse, parents, children, siblings, grandparents, grandchildren, in-laws (of those previously mentioned), individual fiduciary accounts, sole proprietorships, single trust estates and any other individuals acceptable to the Distributor.


   Certain Retirement Plan Accounts: The Distributor may, in its discretion, combine the purchase(s) and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.
In most instances individual accounts may not be linked with certain retirement plan accounts for the purposes of calculating sales charges. The above-listed ways to reduce front-end sales charges may not apply to the Money Market Fund unless shares are purchased through an exchange from another IXIS Advisor Fund.

Eliminating Front-End Sales Charges and CDSCs

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:
.. Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;
.. Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor;
.. Portfolio Trustees and other individuals who are affiliated with any IXIS
  Advisor Fund (including the

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                                                                             15

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                                    [GRAPHIC]



Portfolio Services
How Sales Charges Are Calculated (continued)

  Money Market Fund) (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);
.. Participants in certain Retirement Plans with $1 million or more in total plan assets or with at least 100 eligible employees;
.. Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities; and
.. Investments of $25,000 or more in IXIS Advisor Funds (including the Money
  Market Fund) by clients of an adviser or subadviser to any IXIS Advisor Fund (including the Money Market Fund)

Repurchasing Portfolio Shares


You may apply proceeds from redeeming Class A shares of the Portfolio to repurchase Class A shares of any IXIS Advisor Fund without paying a front-end sales charge. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify IXIS Advisor Funds or your financial representative in writing at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.


If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class A shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

 Class C Shares

The offering price of Class C shares is their net asset value, without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another IXIS Advisor Fund (except the Money Market Fund).

  Class C Contingent Deferred Sales Charges
Year Since Purchase CDSC on Shares Being Sold
       1st                    1.00%
    Thereafter                0.00%

Eliminating the CDSC


As long as the Distributor is notified at the time you sell, the CDSC for Class C shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.



 How the CDSC is Applied to Your Shares


The CDSC is a sales charge you pay when you redeem certain Portfolio shares. The CDSC:
.. is calculated based on the number of shares you are selling;
.. is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;
.. is deducted from the proceeds of the redemption, not from the amount remaining in your account; and
.. for year one applies to redemptions through the day that is one year after the date on which your purchase was accepted.

A CDSC will not be charged on:
.. increases in net asset value above the purchase price; or .. shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

 Exchanges into Shares of the Money Market Fund

If you exchange shares of the Portfolio into shares of the Money Market Fund, the holding period for purposes of determining the CDSC stops until you exchange back into shares of another IXIS Advisor Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.



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16

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Portfolio Services
It's Easy to Open an Account


 To Open an Account with IXIS Advisor Funds:

1.Read this Prospectus carefully. The Portfolio will accept accounts from U.S.
  citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

                                                                        Minimum            Minimum
Type of Account                                                     Initial Purchase Subsequent Purchases
Any account other than those listed below                               $10,000              $100
For shareholders participating in IXIS Advisor Funds' Investment
   Builder Program                                                      $10,000               $50
For Traditional IRA, Roth IRA, Rollover IRA, and SEP-IRA, and Keogh
   plans using the IXIS Advisor Funds' prototype document               $10,000              $100
Coverdell Education Savings Accounts                                    $10,000              $100

The Distributor, in its sole discretion, may lower investment minimums for accounts associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans not using the IXIS Advisor Funds' prototype document. Such wrap-fee and defined contribution accounts will be subject to the minimum balance policy, as discussed below.

The Portfolio is not available to SIMPLE IRAs.

3.Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or IXIS Advisor Funds at 800-225-5478. For more information on IXIS Advisor Funds' investment programs, refer to the section "Additional Investor Services" in this Prospectus.

4.Use the following sections as your guide for purchasing shares.

 Minimum Balance Policy

The Portfolio, on an annual basis, may deduct a minimum balance fee of $20 for accounts that fall below the minimum amount required to establish an account, as described above. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The valuation of account balances and the deduction of the fee generally occur during the third week in September of each calendar year, although they may occur at another date in the year. The fee will not be deducted from Portfolio positions opened after June 30th of the calendar year in which the fee is assessed. Certain accounts, such as accounts using an IXIS Advisors Funds' prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts), are excepted from the minimum balance fee.


In its discretion, the Portfolio may also close an account and send the account holder the proceeds if the account falls below the minimum amount required to establish an account. It is expected that accounts maintained by intermediaries through the National Securities Clearing Corporation will be liquidated, rather than assessed a fee, if the account balance falls below such minimum. The valuation of account balances and the liquidations generally occur during October of each calendar year, although they may occur at a later date in the year. Any account opened after June 30th of a calendar year will not be subject to the liquidation for that calendar year.


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

                                    [GRAPHIC]



Portfolio Services
It's Easy to Open an Account (continued)

 Self-Servicing Your Account

Buying or selling shares is easy with the services described below:
                   IXIS Advisor Funds Personal Access Line(R)

                             800-225-5478, press 1
                          IXIS Advisor Funds Web Site

                           www.ixisadvisorfunds.com
You have access to your account 24 hours a day by calling the Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:
    . purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);
    . review your account balance, recent transactions, Portfolio prices and recent performance;
    . order duplicate account statements; and . obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

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                                    [GRAPHIC]



Portfolio Services
Buying Shares


                                   Opening an Account                            Adding to an Account
 Through Your Investment Dealer
                     . Call your investment dealer for information about opening or adding to an account.
                       Dealers may also charge you a processing or service fee in connection with the purchase of
                       Portfolio shares.
 By Mail
                     . Make out a check in U.S. dollars for         . Make out a check in U.S. dollars for $100
                       $10,000 or more, payable to "IXIS              or more, payable to "IXIS Advisor Funds."
 [GRAPHIC]             Advisor Funds." Third party checks and         Third party checks and "starter" checks
                       "starter" checks will not be accepted.         will not be accepted.
                     . Mail the check with your completed           . Complete the investment slip from an
                       application to IXIS Advisor Funds,             account statement or include a letter
                       P.O. Box 219579, Kansas City,                  specifying the fund name, your class of
                       MO 64121-9579.                                 shares, your account number and the
                     . Shares purchased by check may not be           registered account name(s).
                       available immediately for redemption. See    . Shares purchased by check may not be
                       the section "Selling Restrictions".            available immediately for redemption. See
                                                                      the section "Selling Restrictions".
 By Exchange (See the section "Exchanging Shares" for more
 details.)
                     . Call your investment dealer, or IXIS         . Call your investment dealer or IXIS
                       Advisor Funds at 800-225-5478, or visit        Advisor Funds at 800-225-5478 or visit
 [GRAPHIC]             www.ixisadvisorfunds.com to 1) obtain a        www.ixisadvisorfunds.com to request an
                       current prospectus for the Fund into which     exchange.
                       you are exchanging, and 2) request an
                       exchange.
 By Wire
                     . Opening an account by wire is not            . Instruct your bank to transfer funds to
                       available.                                     State Street Bank & Trust Company, ABA
 [GRAPHIC]                                                            # 011000028, and DDA # 99011538.
                                                                    . Specify the fund name, your class of
                                                                      shares, your account number and the
                                                                      registered account name(s). Your bank
                                                                      may charge you for such a transfer.
 Through Automated Clearing House ("ACH")
                     . Although you cannot open an account          . Call IXIS Advisor Funds at 800-225-5478
                       through ACH, you may add this feature by       or visit www.ixisadvisorfunds.com to add
 [GRAPHIC]             selecting it on your application.              shares to your account through ACH.
                     . Ask your bank or credit union whether it is  . If you have not signed up for the ACH
                       a member of the ACH system.                    system, please call IXIS Advisor Funds or
                                                                      visit www.ixisadvisorfunds.com for a
                                                                      Service Options Form. A medallion
                                                                      signature guarantee may be required to add
                                                                      this privilege.
                                                                    . Shares purchased through ACH may not
                                                                      be available immediately for redemption.
                                                                      See the section "Selling Restrictions".


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                                                                             19

                                    [GRAPHIC]



Portfolio Services
Buying Shares (continued)


 Automatic Investing Through Investment Builder
                     . Although you cannot open an account       . If you have not signed up for Investment
                       through Investment Builder, you may add     Builder, please call IXIS Advisor Funds at
 [GRAPHIC]             this feature by selecting it on your        800-225-5478 or visit
                       application.                                www.ixisadvisorfunds.com for a Service
                                                                   Options Form. A medallion signature
                                                                   guarantee may be required to add this
                                                                   privilege.
                                                                 . See the section "Additional Investor
                                                                   Services."


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20

                                    [GRAPHIC]



Portfolio Services
Selling Shares


                      To Sell Some or All of Your Shares

Certain restrictions may apply. Investments made by check or through ACH may not be available immediately for redemption. See the section "Restrictions on Buying, Selling and Exchanging Shares."



 Through Your Investment Dealer
                     . Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of fund shares.
 By Mail
                     . Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be
 [GRAPHIC]             redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section "Selling Shares in Writing."
                     . The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.
                     . Mail your request by regular mail to IXIS Advisor Funds, P.O. Box 219579, Kansas City, MO
                       64121-9579 or by registered, express or certified mail to IXIS Advisor Funds, 330 West 9th
                       Street, Kansas City, MO 64105-1514.
                     . Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter.
                       Proceeds delivered by mail will generally be mailed to you on the business day after the request is received in good order.
 By Exchange (See the section "Exchanging Shares" for more details.)
                     . Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or IXIS Advisor Funds at 800-225-5478.
 [GRAPHIC]           . Call IXIS Advisor Funds or visit www.ixisadvisorfunds.com to request an exchange.


 By Wire
                     . Complete the "Bank Information" section on your account application.
                     . Call IXIS Advisor Funds at 800-225-5478 or visit www.ixisadvisorfunds.com or indicate in your
  [GRAPHIC]            redemption request letter (see above) that you wish to have your proceeds wired to your bank.
                     . Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee
                       (currently $5.00) will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.
 Through Automated Clearing House
                     . Ask your bank or credit union whether it is a member of the ACH system.
                     . Complete the "Bank Information" section on your account application.
  [GRAPHIC]          . If you have not signed up for the ACH system on your application, please call IXIS Advisor
                       Funds at 800-225-5478 or visit www.ixisadvisorfunds.com for a Service Options Form. A signature guarantee may be required to add this privilege.
                     . Call IXIS Advisor Funds or visit www.ixisadvisorfunds.com to request an ACH redemption.
                     . Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.
 By Telephone
                     . Call IXIS Advisor Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above). Subject to
  [GRAPHIC]            certain restrictions. See the section "Selling Shares in Writing."


 By Systematic Withdrawal Plan (See the section "Additional Investor Services" for more details.)
                     . Call IXIS Advisor Funds at 800-225-5478 or your financial representative for more information.
                     . Because withdrawal payments may have tax consequences, you should consult your tax adviser
  [GRAPHIC]            before establishing such a plan.




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                                                                             21

                                    [GRAPHIC]



Portfolio Services
Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.
A medallion signature guarantee protects you against fraudulent orders and is necessary if:
.. your address of record has been changed within the past 30 days;
.. you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;
.. a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or .. the proceeds are sent by check, wire, or (in some circumstances) ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.
A notary public cannot provide a medallion signature guarantee. The Portfolio will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:
.. a financial representative or securities dealer;
.. a federal savings bank, cooperative, or other type of bank;
.. a savings and loan or other thrift institution;
.. a credit union; or
.. a securities exchange or clearing agency.

The table below shows some situations in which additional documentation may be necessary. Please call your financial representative or IXIS Advisor Funds regarding requirements for other account types.

 Seller (Account
 Type)                 Requirements for Written Requests
 Qualified            . The request must include the signatures of all those authorized to sign,
 retirement benefit     including title.
 plans (except IXIS   . Medallion signature guarantee, if applicable (see above).
 Advisor Funds        . Additional documentation and distribution forms may be required.
 prototype
 documents)
 Individual           . Additional documentation and distribution forms may be required.
 Retirement Accounts
 Individual, joint,   . The request must include the signatures of all persons authorized to sign,
 sole                   including title, if applicable.
 proprietorship,      . Medallion signature guarantee, if applicable (see above).
 UGMA/UTMA (minor     . Additional documentation may be required.
 accounts)
 Corporate or         . The request must include the signatures of all persons authorized to sign,
 association            including title.
 accounts             . Certified copy of corporate resolution or similar documents.
 Owners or trustees   . The request must include the signatures of all trustees authorized to sign,
 of trust accounts      including title.
                      . If the names of the trustees are not registered on the account, please provide a copy of the trust document certified within the past 60 days.
                      . Medallion signature guarantee, if applicable (see above).
 Joint tenancy        . The request must include the signatures of all surviving tenants of the account.
 whose co-tenants     . Certified copy of the death certificate.
 are deceased         . Medallion signature guarantee if proceeds check is issued to other than the surviving tenants.
 Power of Attorney    . The request must include the signatures of the attorney-in-fact, indicating such
 (POA)                  title.
                      . A medallion signature guarantee.
                      . Certified copy of the POA document stating it is still in full force and effect, specifying that grantor is alive, the exact fund and account number, and certified within 30 days of receipt of instructions.*

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22

 Seller (Account
 Type)                Requirements for Written Requests
 Executors of        . The request must include the signatures of all those authorized to sign,
 estates,              including capacity.
 administrators,     . A medallion signature guarantee.
 guardians,          . Certified copy of court document where signer derives authority, e.g., Letters of
 conservators          Administration, Conservatorship and Letters Testamentary.*

* Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

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                                                                             23

                                    [GRAPHIC]



Portfolio Services
Exchanging Shares


In general, you may exchange shares of the Portfolio for shares of the same class of another IXIS Advisor Fund or Loomis Sayles Fund that offers such class of shares, without paying a sales charge or a CDSC (see the sections "Buying Shares" and "Selling Shares"), subject to certain restrictions noted below. For exchanges into the Money Market Fund, the holding period for determining the CDSC, if applicable, will stop and resume only when an exchange into an applicable Fund occurs. The exchange must be for the minimum to open an account. Subsequent exchanges including those made as part of an Automatic Exchange Plan must be at least $100 (see the section "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. Please refer to the SAI for more detailed information on exchanging Portfolio shares.

Restrictions on Buying, Selling and Exchanging Shares

Frequent purchases and redemptions of Portfolio shares by shareholders may present certain risks for other shareholders in the Portfolio. This includes the risk of diluting the value of Portfolio shares held by long-term shareholders, interfering with the efficient management of the Portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities or small cap securities) may also have increased exposure to these risks. The Portfolio discourages excessive, short-term trading that may be detrimental to the Portfolio and its shareholders. The Portfolio's Board of Trustees has adopted the following policies with respect to frequent purchases and redemptions of Portfolio shares.
The Portfolio reserves the right to suspend or change the terms of purchasing or exchanging shares. The Portfolio and the Distributor reserve the right to refuse or limit any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Portfolio's other shareholders or possibly disruptive to the management of the Portfolio.
Limits on Frequent Trading. Without limiting the right of the Portfolio and the Distributor to refuse any purchase or exchange order, the Portfolio and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of "market timers." With respect to exchanges, an account may be deemed to be one of a market timer if (i) more than two exchange purchases of the Portfolio are made for the account over a 90-day interval as determined by the Portfolio; or (ii) the account makes one or more exchange purchases of the Portfolio over a 90-day interval as determined by the Portfolio in an aggregate amount in excess of 1% of the Portfolio's total net assets. With respect to new purchases of the Portfolio, an account may be deemed to be one of a market timer if (i) more than twice over a 90-day interval as determined by the Portfolio, there is a purchase in the Portfolio followed by a subsequent redemption; or (ii) there are two purchases into the Portfolio by an account, each followed by a subsequent redemption over a 90-day interval as determined by the Portfolio in an aggregate amount in excess of 1% of the Portfolio's total net assets. The preceding are not exclusive lists of activities that the Portfolio and the Distributor may consider to be "market timing."
Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Portfolio or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Portfolio or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Portfolio and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Portfolio and the Distributor also reserve the right to notify financial intermediaries of your trading activity. Because the Portfolio and the Distributor will not always be able to detect market timing activity, investors should not assume that the Portfolio will be able to detect or prevent all market timing or other trading practices that may disadvantage the Portfolio. For example, the ability of the Portfolio and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of the Portfolio's underlying beneficial owners.

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24

 Purchase Restrictions

The Portfolio is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Portfolio may not be able to open your account if the requested information is not provided. The Portfolio reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Portfolio deems necessary to comply with federal regulations if your identity cannot be verified.

 Selling Restrictions

The table below describes restrictions placed on selling shares of the Portfolio described in this Prospectus:

               Restriction              Situation
               The Portfolio may        . When the New York
               suspend the right of       Stock Exchange (the
               redemption or postpone     "Exchange") is closed
               payment for more than 7    (other than a
               days:                      weekend/holiday)
                                        . During an emergency
                                        . During any other
                                          period permitted by
                                          the SEC
               The Portfolio reserves   . With a notice of a
               the right to suspend       dispute between
               account services or        registered owners
               refuse transaction       . With
               requests:                  suspicion/evidence of
                                          a fraudulent act
               The Portfolio may pay    . When it is detrimental
               the redemption price in    for the Portfolio to
               whole or in part by a      make cash payments as
               distribution in kind of    determined in the sole
               readily marketable         discretion of the
               securities in lieu of      adviser or subadviser
               cash or may take up to
               7 days to pay a
               redemption request in
               order to raise capital:
               The Portfolio may        . When redemptions are
               withhold redemption        made within 10
               proceeds for 10 days:      calendar days of
                                          purchase by check or
                                          ACH
Although most redemptions are made in cash, as described in the SAI, the Portfolio reserves the right to redeem shares in kind.

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                                                                             25

                                    [GRAPHIC]



Portfolio Services
How Portfolio Shares Are Priced

"Net asset value" is the price of one share of the Portfolio without a sales charge, and is calculated each business day using this formula:


Net Asset Value = Total market value of securities + Cash and other assets - Liabilities
                  -------------------------------------------------
                            Number of outstanding shares

The net asset value of Portfolio shares is determined according to this schedule:
.. A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Generally, the Portfolio's shares will not be priced on the days on which the Exchange is closed for trading. However, in IXIS Advisors' discretion, the Portfolio's shares may be priced on a day the Exchange is closed for trading if IXIS Advisors in its discretion determines that there has been enough trading in the Portfolio's portfolio securities to materially affect the net asset value of the Portfolio's shares. This may occur, for example, if the Exchange is closed but the NASDAQ Stock Market is open for trading. In addition, the Portfolio's shares will not be priced on the holidays listed in the SAI. See the section "Net Asset Value and Public Offering Price" in the SAI for more details.
.. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated by the Portfolio's custodian (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received "in good order."
.. Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor from the investment dealer before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.
.. A Fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.
* Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the close of the Exchange and transmitted to the Distributor prior to 9:30 a.m. on the next business day are processed at the net asset value determined on the day the order was received by your investment dealer.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections "Buying Shares" and "Selling Shares."

Generally, the Portfolio's securities are valued as follows:
.. Equity securities -- market price or as provided by a pricing service if market price is unavailable.
.. Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
.. Short-term obligations (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).
.. Securities traded on foreign exchanges -- market price on the non-U.S.
  exchange, unless the Portfolio believes that an occurrence after the close of that exchange will materially affect the security's value. In that case, the security may be fair valued at the time the Portfolio determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Portfolio may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Portfolio's net asset value is calculated.
.. Options -- last sale price, or if not available, last offering price.
.. Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.
.. All other securities -- fair market value as determined by the adviser or subadviser of the Portfolio pursuant to procedures approved by the Board of Trustees.

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26

Because of fair value pricing, as described above for "Securities traded on foreign exchanges" and "All other securities," securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that the Portfolio might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Portfolio may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Dividends and Distributions

The Portfolio generally distributes most or all of its net investment income (other than capital gains) in the form of dividends. The Portfolio expects to distribute dividends monthly. The Portfolio expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule as long as payments are made at least annually.
Distributions will automatically be reinvested in shares of the same class of the distributing Portfolio at net asset value, unless you select one of the following alternatives:
    . Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another IXIS Advisor Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section "Additional Investor Services."
    . Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Portfolio, or in the same class of another IXIS Advisor Fund.
    .  Receive all distributions in cash.

For more information or to change your distribution option, contact IXIS Advisor Funds in writing or call 800-225-5478.


If you earn more than $10 annually in taxable income from an IXIS Advisor Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. The information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.


Tax Consequences

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Portfolio and does not address any foreign, state, or local tax consequences.

The Portfolio intends to meet all requirements under Subchapter M of the Internal Revenue Code (the "Code") necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Taxation of Distributions from the Portfolio. Distributions derived from net short-term capital gains, i.e., gains from investments that the Portfolio held one year or less, or investment income are generally taxable at ordinary income rates. If you are a corporation investing in the Portfolio, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. However, distributions by the Portfolio from REITs will not qualify for the corporate dividends-received deduction. In addition, distributions by the Portfolio to retirement plans that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable. Distributions of gains from investments that the Portfolio owned for more than one year that are designated by the Portfolio as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Portfolio shares.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Portfolio as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Portfolio levels. For more information, see the SAI.


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                                                                             27

                                    [GRAPHIC]



Portfolio Services
Tax Consequences (continued)

Portfolio distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are taxable to you even if they are paid from income or gains earned by the Portfolio before your investment (and thus were included in the price you paid). Such distributions are likely to occur in respect of shares purchased at a time when the Portfolio's net asset value reflects gains that are either unrealized or realized but not distributed.

Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% tax brackets - through December 31, 2008. For more information see the SAI under "Income Dividends, Capital Gain Distributions and Tax Status"


Sales or Exchanges of Portfolio Shares. The redemption, sale or exchange of Portfolio shares (including an exchange of Portfolio shares for shares of another IXIS Advisor Fund or the Money Market Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of Portfolio shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year.


Taxation of Certain Investments. The Portfolio's investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Portfolio's yield on those securities would be decreased. We do not expect shareholders to be entitled to claim a credit or deduction with respect to foreign taxes unless the Portfolio invests 50% or more of its assets in foreign securities, in which case the Portfolio may make an election to pass through such credit or deduction to shareholders. In addition, the Portfolio's investments in foreign securities or foreign currencies may increase or accelerate the Portfolio's recognition of ordinary income and may affect the timing or amount of the Portfolio's distributions. Because the Portfolio invests in foreign securities, shareholders should consult their tax advisers about the consequences of their investments under foreign laws.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. The Portfolio advises shareholders of the proportion of any Portfolio dividends that are derived from such interest.
The Portfolio's investments in certain debt obligations may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements. Income generated by investments in fixed-income securities is not eligible for treatment as qualified dividend income.

Income distributions from REITs generally are not entitled to be treated as qualified dividend income.


Non-U.S. Shareholders. In general, dividends (other than capital gain dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, under the American Jobs Creation Act of 2004 (the "2004 Act"), effective for taxable years of the Portfolio beginning before January 1, 2008, the Portfolio will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and
(ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Portfolio.

The 2004 Act modifies the tax treatment of distributions from the Portfolio that are paid to a foreign person and are attributable to gain from USRPIs, which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. Under the 2004 Act, which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations. Backup Withholding. The Portfolio is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Portfolio certain information and certifications or who is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.
You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
28

                                    [GRAPHIC]



Portfolio Services
Compensation to Securities Dealers


As part of its business strategies, the Portfolio pays securities dealers that sell its shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees paid under a plan adopted pursuant to Rule 12b-1 under the 1940 Act). The sales charges are detailed in the section "How Sales Charges Are Calculated." Each class of Portfolio shares pays an annual service fee of 0.25% of its average daily net assets. In addition to a service fee, Class C shares are subject to a distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees for Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.
The Distributor and its affiliates may, out of their own resources, make payments in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor. Payments may vary based on net sales, the length of time assets of a dealer's clients have remained invested in the Portfolio, and other factors. See the SAI for more details.

--------------------------------------------------------------------------------
                                                                             29

                                    [GRAPHIC]



Portfolio Services
Additional Investor Services


Retirement Plans

IXIS Advisor Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs, SARSEPs*, SIMPLE IRAs (not available for the IXIS Income Diversified Portfolio), 403(b) plans and other pension and profit sharing plans. Refer to the section "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.


Investment Builder Program

This is IXIS Advisor Funds' automatic investment plan. Once you meet the Portfolio minimum, you may authorize automatic monthly transfers of $50 or more per fund from your bank checking or savings account to purchase shares of one or more IXIS Advisor Funds. To join the Investment Builder Program, please refer to the section "Buying Shares."


Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another IXIS Advisor Fund or the Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other IXIS Advisor Fund or the Money Market Fund, please read its prospectus carefully.


Automatic Exchange Plan
IXIS Advisor Funds have an automatic exchange plan under which shares of a class of an IXIS Advisor Fund are automatically exchanged each month for shares of the same class of another IXIS Advisor Fund or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section "Exchanging Shares" above and refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan

This plan allows you to redeem shares and receive payments from your fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan is not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Portfolio account based upon the value of your Portfolio account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section "Selling Shares".


IXIS Advisor Funds Personal Access Line(R)
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Portfolio prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

IXIS Advisor Funds Web Site
Visit us at www.ixisadvisorfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

*Effective January 1, 1997, the Savings Incentive Match Plan for Employees of
 Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997, may remain active and continue to add new employees.

--------------------------------------------------------------------------------
30

                                    [GRAPHIC]



Financial Performance

Because the Portfolio has no performance history as of the date of this prospectus, a financial highlights table for the Portfolio has not been included in this Prospectus.



--------------------------------------------------------------------------------
                                                                             31

Glossary of Terms


Bid price -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Bottom-up analysis -- The analysis of potential performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Capital gain distributions -- Payments to a fund's shareholders of net profits earned from selling securities in a fund's portfolio. Capital gain distributions are usually paid once a year.


Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as S&P, Moody's, or Fitch Investors Services, Inc. ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's, are generally considered investment grade.


Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Discounted price -- The difference between a bond's current market price and its face or redemption value.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield -- The current or estimated annual dividend divided by the market price per share of a security.

Earnings growth -- A pattern of increasing rates of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

Fundamental analysis -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

Income distributions -- Payments to a fund's shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.


Market capitalization -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium capitalization companies between $1.5 billion and $5 billion; and small capitalization companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.


Maturity -- The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets -- A fund's assets minus its liabilities. With respect to funds that have a policy to invest 80% of their net assets in particular kinds of securities, "net assets" as used in such policies means net assets plus any borrowings made for investment purposes.

Net asset value (NAV) per share -- The market value of one share of a fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a fund's total net assets by the number of shares outstanding.

Price-to-book value ratio -- Current market price of a stock divided by its book value. Some firms use the inverse ratio for this calculation (i.e., book-to-price ratio).

--------------------------------------------------------------------------------
32

Price-to-earnings ratio -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. The ratio may be calculated using "trailing" earnings or estimates of future (or "forward") earnings. Some firms use the inverse ratio for this calculation (i.e., earnings-to-price ratio).

Qualitative analysis -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategies.

Return on equity -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a fund's trustees, that a particular issue of Rule 144A securities is liquid.

Target price -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

Technical analysis -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

Top-down approach -- The method in which an investor first looks at trends in the general economy, and next selects industries and then companies that the investor believes should benefit from those trends.

Total return -- The change in value of an investment in a fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a fund.

Value investing -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield -- The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Yield-to-maturity -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

--------------------------------------------------------------------------------
                                                                             33

If you would like more information about the Portfolio, the following documents are available free upon request:
   Annual and Semiannual Reports -- Provide additional information about the Portfolio's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information (SAI) -- Provides more detailed information about the Portfolio and its investment limitations and policies, has been filed with the SEC and is incorporated into this Prospectus by reference.


   To order a free copy of the Portfolio's annual or semiannual report (when available) or its SAI, and to make shareholder inquires generally, contact your financial representative, or the Portfolio at:


                   IXIS Asset Management Distributors, L.P.

                     399 Boylston Street, Boston, MA 02116
                            Telephone: 800-225-5478
  The Portfolio's annual and semiannual reports and SAI are available on the
                Portfolio's website at www.ixisadvisorfunds.com
         Important Notice Regarding Delivery of Shareholder Documents:
 In our continuing effort to reduce your IXIS Advisor Fund's expenses and the amount of mail that you receive from us, we combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.
   Your financial representative or IXIS Advisor Funds will also be happy to answer your questions or to provide any additional information that you may require.
Information about the Portfolio, including its reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Portfolio's reports and SAI are available free from the
   EDGAR Database on the SEC's Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
     publicinfo@sec.gov, or by writing the SEC's Public Reference Section,
                         Washington, D.C. 20549-0102.

 Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.

  Portfolio Holdings A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI.

 IXIS Asset Management Distributors, L.P. (IXIS Distributors), and other firms selling shares of IXIS Advisor Funds are members of the National Association of Securities Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and

                  (Investment Company Act File No. 811-04323)

 their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting its Web site at www.NASD.com.

 IXIS Distributors distributes the IXIS Advisor Funds and Loomis Sayles Funds.
      If you have a complaint concerning IXIS Distributors or any of its representatives or associated persons, please direct it to IXIS Asset
   Management Distributors, L.P., Attn: Director of Compliance, 399 Boylston
      Street - 6/th/ Floor, Boston, MA 02116 or call us at 800-225-5478.

--------------------------------------------------------------------------------

                                  XIDP51-1105

[GRAPHIC APPEARS HERE]
--------------------------------------------------------------------------------
IXIS Income Diversified Portfolio

Statement of Additional Information
November 1, 2005


        This Statement of Additional Information (the "Statement" or the "SAI") contains information which may be useful to investors but which is not included in the Prospectus of the IXIS Income Diversified Portfolio (the "Income Diversified Portfolio" or the "Portfolio"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus for Class A and Class C shares of the Portfolio dated November 1, 2005 (the "Prospectus"). This Statement should be read together with the Prospectus. Investors may obtain the Prospectus without charge from IXIS Asset Management Distributors, L.P. (the "Distributor"), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling IXIS Advisor Funds at 800-225-5478 or from the Portfolio's website at www.ixisadvisorfunds.com.


        The Portfolio is a diversified fund and a series of IXIS Advisor Funds Trust I (the "Trust"), a registered open-end management investment company that offers a total of eight series.

                                Table of Contents


INVESTMENT RESTRICTIONS........................................................2
PORTFOLIO CHARGES AND EXPENSES.................................................3
OWNERSHIP OF PORTFOLIO SHARES..................................................4
MISCELLANEOUS INVESTMENT STRATEGIES AND RELATED RISKS..........................4
MANAGEMENT OF THE TRUST.......................................................24
PORTFOLIO MANAGEMENT INFORMATION..............................................39
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................42
DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES..............................45
PORTFOLIO TURNOVER............................................................50
PORTFOLIO HOLDINGS INFORMATION................................................50
HOW TO BUY SHARES.............................................................51
NET ASSET VALUE AND PUBLIC OFFERING PRICE.....................................52
REDUCED SALES CHARGES.........................................................53
SHAREHOLDER SERVICES..........................................................55
REDEMPTIONS...................................................................60
PERFORMANCE INFORMATION.......................................................63
INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES........................63
FINANCIAL STATEMENTS..........................................................68
APPENDIX A...................................................................A-1

                                                                     XIDP33-1105

--------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------


        The following is a description of restrictions on the investments to be made by the Portfolio. The restrictions marked with an asterisk (*) are fundamental policies that may not be changed without the vote of a majority of the outstanding voting securities of the Portfolio (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")). The other restrictions set forth below are not fundamental policies and may be changed by the Trust's Board of Trustees. Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.


Income Diversified Portfolio
Income Diversified Portfolio may not:

+(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer, provided however, this limitation does not apply to government securities as defined in the 1940 Act;


*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Portfolio's total assets (taken at current value) would be invested in any one industry, except that the Portfolio may invest more than 25% of its total assets in securities of companies primarily engaged in the real estate industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations;


*(3) Make short sales of securities or maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions, and the Portfolio may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act;

+*(4)   Borrow money, except to the extent permitted under the 1940 Act;

*(5) Make loans, except that the Portfolio may purchase or hold debt instruments in accordance with its investment objectives and policies, provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(6) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

*(7) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(8) Purchase or sell commodities, except that the Portfolio may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities;

*(9) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act;

        Restrictions (3) and (9) shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (the "SEC"). Under current pronouncements, certain Portfolio positions are excluded from the definition of "senior security" so long as the Portfolio maintains adequate cover, segregation of assets or otherwise.


        In addition, it is contrary to the Portfolio's present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Portfolio's total assets (based on current value) would then be invested in such securities. The staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Portfolio will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and certain commercial paper, that the adviser or a subadviser has determined to be liquid under procedures approved by the Board of Trustees.

--------------------------------------------------------------------------------
                         PORTFOLIO CHARGES AND EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES


        Pursuant to an advisory agreement dated November 1, 2005, IXIS Asset Management Advisors, L.P. ("IXIS Advisors") has agreed, subject to the supervision of the Board of Trustees of the Trust, to manage the investment and reinvestment of the assets of each of the Portfolio's four disciplines (and to directly manage the investment and reinvestment of the assets of the Active Dividend Equity Discipline through its Active Investment Advisors division) and to provide a range of administrative services to the Portfolio.


        For the services described in the advisory agreement, the Portfolio has agreed to pay IXIS Advisors an advisory fee at the annual rate set forth in the following table, reduced by the amount of any subadvisory fees payable by the Portfolio to its subadvisers who manage three of the four disciplines pursuant to any subadvisory agreements:


                                         Advisory Fee payable by the Portfolio to IXIS Advisors
Fund                                      (as a % of average daily net assets of the Portfolio)
------------------------------------   ----------------------------------------------------------
Income Diversified Portfolio           0.55% of the first $1 billion
                                       0.50% of amounts in excess of $1 billion



        IXIS Advisors has given a binding undertaking to the Portfolio to reduce its fees and, if necessary, to bear certain expenses related to operating the Portfolio in order to limit its expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expense, to an annual rate of 1.25% and 2.00% of the average daily net assets of Class A and Class C shares, respectively. This undertaking is in effect through April 30, 2006, and will be reevaluated on an annual basis.


SUBADVISORY FEES


        The advisory agreement provides that IXIS Advisors may delegate its responsibilities thereunder to another party. As explained in the Prospectus, the Portfolio is divided into four disciplines ("Disciplines"). The portfolio management of three of the four disciplines of the Portfolio has been delegated to subadvisers as described below. The subadvisers of the Portfolio are Loomis, Sayles & Company, L.P. ("Loomis Sayles"), which manages two of the four disciplines, and AEW Management and Advisors, L.P. ("AEW"). For the services described in the subadvisory agreements, the respective subadvisers receive subadvisory fees at the annual rates set forth in the following table:



                                                    Subadvisory fee payable to subadviser
                              Date of Subadvisory    (as a % of average daily net assets
        Subadviser                 Agreement                   of the Discipline)
---------------------------   -------------------   -------------------------------------
AEW (AEW Diversified REIT     November 1, 2005      0.45% of the first $250 million
Discipline)                                         0.40% thereafter

Loomis Sayles (Multi-Sector   November 1, 2005      0.35% of the first $250 million
Bond Investment Discipline)                         0.30% thereafter

Loomis Sayles (Inflation      November 1, 2005      0.25% of the first $250 million
Protected Securities                                0.20% thereafter
Discipline)


        The Portfolio commenced operations on November 1, 2005 and has not incurred any fees as of the date of this SAI.

BROKERAGE COMMISSIONS

        The Portfolio commenced operations on November 1, 2005 and thus has not incurred any brokerage commissions as of the date of this SAI.

SALES CHARGES AND 12B-1 FEES

        As explained in "Distribution and 12b-1 Plans" in the section "Management of the Trust", the Class A and Class C shares of the Portfolio pay the Distributor fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act. The Portfolio commenced operations on November 1, 2005 and thus has not paid any Rule 12b-1 fees as of the date of this SAI.

--------------------------------------------------------------------------------
                          OWNERSHIP OF PORTFOLIO SHARES
--------------------------------------------------------------------------------

        The Portfolio commenced operations on November 1, 2005 and, as of the date of this SAI, there were no outstanding shares of the Portfolio.

--------------------------------------------------------------------------------
              MISCELLANEOUS INVESTMENT STRATEGIES AND RELATED RISKS
--------------------------------------------------------------------------------


        The following is a list of certain investment strategies, including particular types of securities or specific practices that may be used by the adviser or a subadviser of the Portfolio in managing the Portfolio. The Portfolio's primary strategies are detailed in its Prospectus. Due to the multi-manager approach of the Portfolio, investing in a certain security or engaging in a certain practice may be a primary strategy for one discipline of the Portfolio and a secondary strategy for another discipline of the Portfolio. The list of securities under each category below is not intended to be an exclusive list of securities for investment. The adviser or a subadviser may invest in a general category listed below and where applicable with particular emphasis on a certain type of security but investment is not limited to the securities specially enumerated under each category. The adviser or a subadviser may invest in some securities under a given category as a primary strategy and in other securities under the same category as a secondary strategy. The adviser or a subadviser may invest in any security that falls under the specific category including securities that are not listed below.

Portfolio                     Securities                                      Practices
----------------------------  ---------------------------------------------   ------------------------------
Income Diversified Portfolio  Debt Securities (Asset-backed                   Initial Public Offerings
                              securities, Collateralized Mortgage             When-issued Securities
                              Obligations, Lower Quality Debt                 Privatizations
                              Securities, Investment Grade Corporate          Futures Contracts
                              Securities, Mortgage Related Securities,        Options
                              Structured Notes, Stripped Securities,          Swap Contracts
                              Step Coupon Securities, Zero-Coupon             Short Sales
                              Securities, Pay-in-Kind Securities,             Illiquid Securities
                              Convertible Securities, U.S. Government         Private Placements
                              Securities)                                     Reverse Repurchase Agreements
                              Equity Securities (Investment Companies,        Securities Lending
                              REITs, Real Estate Securities, Preferred        Short Term Trading
                              Securities)
                              Foreign Securities (Bonds, Supranational
                              Entities, Developed Markets, Currency
                              Hedging Transactions, Depositary
                              Receipts, Emerging Markets, Foreign Currency)
                              Money Market Instruments


TYPES OF SECURITIES

DEBT SECURITIES

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero-coupon securities, do not pay interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities and mortgage and other asset-backed securities. Debt securities include a broad array of short-, medium- and long-term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some debt securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Debt securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.

Risks. Debt securities are subject to market risk and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest and includes the risk of default. Sometimes, an issuer may make these payments from money raised through a variety of sources, including, with respect to issuers of municipal securities, (i) the issuer's general taxing power, (ii) a specific type of tax such as a property tax, or (iii) a particular facility or project such as a highway. The ability of an issuer to make these payments could be affected by general economic conditions, issues specific to the issuer, litigation, legislation or other political events, the bankruptcy of the issuer or war, natural disasters, terrorism or other major events. U.S. government securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate and municipal debt securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of debt securities falls when market rates of interest are rising.) Some debt securities also involve prepayment or call risk. This is the risk that the issuer will repay the Portfolio the principal on the security before it is due, thus depriving the Portfolio of a favorable stream of future interest payments.

Because interest rates vary, it is impossible to predict the income of a fund that invests in debt securities for any particular period. Fluctuations in the value of the Portfolio's investments in debt securities will cause the Portfolio's net asset value to increase or decrease.

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Asset-Backed Securities. The Portfolio may invest in asset-backed securities.
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. (Mortgage-backed securities are a type of asset-backed security). Through the use of trusts and special purpose vehicles, assets, such as automobile and credit card receivables, are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a Collateralized Mortgage Obligation structure. Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the Portfolio will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, the Portfolio's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

Collateralized Mortgage Obligations ("CMOs"). The Portfolio may invest in CMOs, which are securities backed by a portfolio of mortgages or mortgage securities held under indentures. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. government or an agency or instrumentality thereof. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by the Portfolio would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs and other asset-backed and mortgage-backed securities may be considered derivative securities.


Convertible Securities. The Portfolio may invest in convertible securities, including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. Convertible securities usually provide a lower yield than comparable fixed-income securities.


Investment-Grade Debt Securities. The Portfolio may invest in investment grade debt securities, which include all types of debt instruments that are of medium and high-quality. Some possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Standard & Poor's Rating Group ("Standard & Poor's" or "S&P") or Moody's Investor's Service, Inc. ("Moody's") or is unrated but considered to be of equivalent quality by an investment adviser or subadviser. For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A -- Description of Securities Ratings."

Lower Quality Debt Securities. The Portfolio may invest in lower quality fixed-income securities. Fixed-income securities rated BB or lower by Standard & Poor's or Ba or lower by Moody's (and comparable unrated securities) are of below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities, including U.S. government and many foreign government securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a fund investing in lower quality fixed-income securities may be more dependent on the fund's, adviser's or subadviser's own credit analysis than for a fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of such market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A -- Description of Securities Ratings."


Mortgage-related Securities. The Portfolio may invest in mortgage-related securities, such as Government National Mortgage Association ("GNMA") or Federal National Mortgage Association ("FNMA") certificates, which differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Portfolio purchases these assets at a premium, a faster-than-expected prepayment rate will tend to reduce yield to maturity, and a slower-than-expected prepayment rate may have the opposite effect of increasing yield to maturity. If the Portfolio purchases mortgage-related securities at a discount, faster-than-expected prepayments will tend to increase, and slower-than-expected prepayments tend to reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Portfolio, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments. In addition, an increase in interest rates would also increase the inherent volatility of the Portfolio by increasing the average life of the Portfolio's portfolio securities.


Pay-in-Kind Securities. The Portfolio may invest in pay-in-kind securities, which are securities that pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are usually issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.


Step-Coupon Securities. The Portfolio may invest in step-coupon securities. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than do conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for the Portfolio to dispose of them or determine their current value.


"Stripped" Securities. The Portfolio may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, the Portfolio may fail to recoup fully its investments in IOs. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. government or its agencies and are backed by fixed-rate mortgages. The Portfolio intends to abide by the staff's position. Stripped securities may be considered derivative securities.


Structured Notes. The Portfolio may invest in a broad category of instruments known as "structured notes." These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors. For example, the issuer's obligations could be determined by reference to changes in the value of a commodity (such as gold or oil), a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer's obligations are determined by reference to changes over time in the difference (or "spread") between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer's obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer's interest payment obligations are reduced). In some cases, the issuer's obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer's obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer's obligations may be sharply reduced.

Structured notes can serve many different purposes in the management of a mutual fund. For example, they can be used to increase the Portfolio's exposure to changes in the value of assets that the Portfolio would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments the Portfolio holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country's stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of the Portfolio's portfolio as a whole.

Risks. Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer's obligations (and thus the value of the Portfolio's investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer's obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that the Portfolio would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the relevant adviser's or subadviser's analysis of the issuer's creditworthiness and financial prospects, and of the adviser's or subadviser's forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described below) apply. Structured notes may be considered derivative securities.

U.S. Government Securities. The Portfolio may invest in some or all of the following U.S. government securities:

..       U.S. Treasury Bills - Direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. government.

..       U.S. Treasury Notes and Bonds - Direct obligations of the U.S. Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the U.S. government.

..       Treasury Inflation-Protected Securities ("TIPS") - Fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

..       "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. It is generally understood that a guarantee by GNMA is backed by the full faith and credit of the United States. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Portfolio) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Portfolio, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

..       "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a
        government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government.

..       "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is
        a corporate instrumentality of the U.S. government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. government.

        Risks. U.S. government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Portfolio's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Portfolio's average maturity is longer, under certain market conditions the Portfolio may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Securities such as Fannie Maes and Freddie Macs are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. government. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. government securities. FNMA and FHLMC have each been the subject of investigations by federal regulators over certain accounting matters. Such investigations, and any resulting restatements of financial statements, may adversely affect the guaranteeing entity and, as a result, the payment of principal or interest on these types of securities.

        The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period the Portfolio holds TIPS, the Portfolio may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

Zero-Coupon Securities. The Portfolio may invest in zero-coupon securities. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code (as amended, the "Code"), the Portfolio must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon securities. Because the Portfolio will not, on a current basis, receive cash payments from the issuer of a zero-coupon security in respect of accrued original issue discount, in some years the

Portfolio may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Portfolio. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Portfolio to sell such securities at such time.

EQUITY SECURITIES

Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks and securities exercisable for, or convertible into, common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock). Common stocks represent an equity or ownership interest in an issuer. Preferred stocks represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over holders of preferred stock, whose claims take precedence over the claims of those who own common stock.


While offering greater potential for long-term growth, equity securities generally are more volatile and more risky than some other forms of investment, particularly debt securities. Therefore, the value of your investment in the Portfolio may sometimes decrease. The Portfolio may invest in equity securities of companies with relatively small market capitalizations. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Capitalization Companies" below. The Portfolio's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some securities, particularly over-the-counter securities, may be more difficult to sell under some market conditions.

Market Capitalizations. The Portfolio may invest in companies with small, medium or large market capitalizations. The market capitalizations range allowable for investments of the Portfolio are defined in reference to the benchmark of the Portfolio. Large capitalization companies are generally large companies that have been in existence for a number of years and are well established in their market. Mid capitalization companies are generally medium size companies that are not as established as large capitalization companies and may be more volatile.


          . Small Capitalization Companies -- The Portfolio may invest in companies with relatively small market capitalizations. Such investments may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates that exceed those of companies with larger market capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller market capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalization or market averages in general. The net asset value of funds that invest in companies with relatively small market capitalizations therefore may fluctuate more widely than market averages.


Real Estate Investment Trusts (REITs). The Portfolio may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real-estate-related loans. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The Portfolio's investment in a REIT may require the Portfolio to accrue and distribute income not yet received or may result in the Portfolio making distributions that constitute a return of capital to Portfolio shareholders for federal income tax purposes. In addition, distributions by the Portfolio from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Real Estate Securities. The Portfolio may invest, to a significant extent, in securities of companies in the real estate industry, including REITs, and is, therefore, subject to the special risks associated with the real estate market and the real estate industry in general. Companies in the real estate industry are considered to be those that (i) have principal activity involving the development, ownership, construction management or sale of real estate; (ii) have significant real estate holdings, such as hospitality companies, supermarkets and mining, lumber and paper companies; and/or (iii) provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.

Investment Companies. The Portfolio may invest in other investment companies. Investment companies, including companies such as "iShares", "SPDRs" and "VIPERs," are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio. As an investor in another investment company, the Portfolio will bear its ratable share of the investment company's expenses, including advisory fees, and the Portfolio's shareholders will bear such expenses indirectly, in addition to similar fees and expenses of the Portfolio.


Despite the possibility of greater fees and expenses, investment in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for the Portfolio to invest in such countries. In other cases, when the Portfolio's adviser or subadvisers desire to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country.

FOREIGN SECURITIES

The Portfolio may invest in foreign securities. Such investments present risks not typically associated with investments in comparable securities of U.S. issuers.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Portfolio may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Portfolio may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Portfolio's assets and the Portfolio's income available for distribution.

In addition, although the Portfolio's income may be received or realized in foreign currencies, the Portfolio will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Portfolio's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Portfolio could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Portfolio incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

Depositary Receipts. The Portfolio may invest in foreign equity securities by purchasing depositary receipts. Depositary receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depositary receipts can be either "sponsored" or "unsponsored." Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities and, therefore, less information about the issuer of the underlying equity securities may be available and price may be more volatile than sponsored depositary receipts. American Depositary Receipts ("ADRs") are depositary receipts that are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") are depositary receipts that are typically issued by foreign banks or trust companies which evidence ownership of underlying securities issued by either a foreign or United States corporation. All depositary receipts, including those denominated in U.S. dollars, will be subject to foreign currency exchange risk.

Emerging Markets. The Portfolio may invest in securities of emerging markets. Investments in foreign securities

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may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.


In determining whether to invest in securities of foreign issuers, the adviser or a subadviser of the Portfolio may consider the likely effects of foreign taxes on the net yield available to the Portfolio and its shareholders. Compliance with foreign tax laws may reduce the Portfolio's net income available for distribution to shareholders.


Supranational Entities. The Portfolio may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (the "World Bank") and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described below under "Foreign Currency."

Foreign Currency. Most foreign securities in the Portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Portfolio in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Portfolio's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Portfolio's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Portfolio's assets and on the net investment income available for distribution may be favorable or unfavorable.

The Portfolio may incur costs in connection with conversions between various currencies. In addition, the Portfolio may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Portfolio declares and pays a dividend, or between the time when the Portfolio accrues and pays an operating expense in U.S. dollars.

Foreign Currency Hedging Transactions. The Portfolio may engage in currency hedging transactions. To protect against a change in the foreign currency exchange rate between the date on which the Portfolio contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, the Portfolio might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate. If conditions warrant, the Portfolio may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). The Portfolio will maintain cash or other liquid assets eligible for purchase by the Portfolio in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of the Portfolio's liquid holdings that settle in the relevant currency and the Portfolio's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. The Portfolio's use of currency hedging transactions may be limited by tax considerations. An adviser may decide not to engage in currency hedging transactions and there is no assurance that any currency hedging strategy used by the Portfolio will succeed. In addition, suitable currency hedging transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in these transactions when they would be beneficial. The Portfolio may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See "Futures Contracts", "Options" and "Swap Contracts" below.

MONEY MARKET INSTRUMENTS

The Portfolio may seek to minimize risk by investing in money market instruments, which are high-quality, short-term securities. Although changes in interest rates can change the market value of a security, the Portfolio expects those changes to be minimal with respect to these securities, which are often purchased for defensive purposes.

Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply.

TYPES OF PRACTICES

Repurchase Agreements. The Portfolio may enter into repurchase agreements, by which the Portfolio purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford the Portfolio the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Portfolio would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Portfolio may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.

Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement the Portfolio transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for cash, and agrees that on a stipulated date in the future the Portfolio will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Portfolio to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, assets of the Portfolio in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Portfolio's records at the trade date and maintained until the transaction is settled.

..    Dollar Rolls. Dollar rolls are a special type of reverse repurchase agreement in which the portfolio instrument transferred by the Portfolio is a mortgage-related security. The Portfolio gives up the cash flows during the transaction period but has use of the cash proceeds.

When-issued Securities. The Portfolio may purchase "when-issued" equity securities, which are traded on a price basis prior to actual issuance. Such purchases will only be made to achieve the Portfolio's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or a year or more; during this period dividends on equity securities are not payable. No dividend income accrues to the Portfolio prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The Portfolio's custodian will establish a segregated account for the Portfolio when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Portfolio.


Illiquid Securities. The Portfolio may purchase illiquid securities. Illiquid securities are those that are not readily resalable, which may include securities whose disposition is restricted by federal securities laws. Investment in restricted or other illiquid securities involves the risk that the Portfolio may be unable to sell such a security at the desired time. Also, the Portfolio may incur expenses, losses or delays in the process of registering restricted securities prior to resale.


The Portfolio may purchase Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act").

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The Portfolio may also purchase commercial paper issued under Section 4(2) of the Securities Act. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of the Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless an adviser or subadviser has determined, under guidelines established by the Trust's Board of Trustees, that the particular issue is liquid.


Initial Public Offerings. The Portfolio may purchase securities of companies that are offered pursuant to an initial public offering ("IPO"). An IPO is a company's first offering of stock to the public in the primary market, typically to raise additional capital. The Portfolio may purchase a "hot" IPO (also known as a "hot issue"), which is an IPO that is oversubscribed and, as a result, is an investment opportunity of limited availability. As a consequence, the price at which these IPO shares open in the secondary market may be significantly higher than the original IPO price. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history. There is the possibility of losses resulting from the difference between the issue price and potential diminished value of the stock once traded in the secondary market. The Portfolio's investment in IPO securities may have a significant impact on the Portfolio's performance and may result in significant capital gains.

Private Placements. The Portfolio may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell the securities when its investment adviser believes that it is advisable to do so or may be able to sell the securities only at prices lower than if the securities were more widely held. At times, it also may be more difficult to determine the fair value of the securities for purposes of computing the Portfolio's net asset value.

While private placements may offer opportunities for investment that are not otherwise available on the open market, the securities so purchased are often "restricted securities," which are securities that cannot be sold to the public without registration under the Securities Act or the availability of an exemption from registration (such as Rule 144 or Rule 144A under the Securities
Act), or that are not readily marketable because they are subject to other legal or contractual delays or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments such as private placements. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price. The Portfolio may have to bear the extra expense of registering the securities for resale and the risk of substantial delay in effecting the registration. In addition, market quotations typically are less readily available for these securities. The judgment of the Portfolio's investment adviser or subadvisers may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, in a privately negotiated transaction to a limited number of purchasers, in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The Portfolio may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public so that the Portfolio may be liable to purchasers of the securities if the registration statement prepared by the issuer, or the prospectus forming a part of the registration statement, is materially inaccurate or misleading.

Privatizations. The Portfolio may participate in privatizations. In a number of countries around the world, governments have undertaken to sell to investors interests in enterprises that the government has historically owned or controlled. These transactions are known as "privatizations" and may in some cases represent opportunities for significant capital appreciation. In some cases, the ability of U.S. investors, such as the Portfolio, to participate in privatizations may be limited by local law, and the terms of participation for U.S. investors may be less advantageous than those for local investors. Also, there is no assurance that privatized enterprises will be successful, or that an investment in such an enterprise will retain its value or appreciate in value.

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Futures Contracts. The Portfolio may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a particular commodity (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, long-term municipal bond index futures trade in contracts equal to $1000 multiplied by the Bond Buyer Municipal Bond Index, and S&P 500 Index futures trade in contracts equal to $500 multiplied by the S&P 500 Index.


When a trader, such as the Portfolio, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities (such as U.S. Treasury bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin." If the Portfolio has a long position in a futures contract it will establish a segregated account with the Portfolio's custodian containing cash or liquid securities eligible for purchase by the Portfolio equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, the Portfolio will establish a segregated account with the custodian with cash or liquid securities eligible for purchase by the Portfolio that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.


An option on a security entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange.

Options. The Portfolio may purchase options. An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a U.S. board of trade licensed by the Commodity Futures Trading Commission (the "CFTC").


A call option on a futures contract written by the Portfolio is considered by the Portfolio to be covered if the Portfolio owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by the Portfolio is considered to be covered if the Portfolio owns a security deliverable under the option. A written call option is also covered if the Portfolio holds a call on the same futures contract or security as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash or liquid securities eligible for purchase by the Portfolio in a segregated account with its custodian.

A put option on a futures contract written by the Portfolio, or a put option on a security written by the Portfolio, is covered if the Portfolio maintains cash or liquid securities eligible for purchase by the Portfolio with a value equal to the exercise price in a segregated account with the Portfolio's custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

Closing a written call option will permit the Portfolio to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit the Portfolio to write another put option secured by the segregated assets used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Fund investments. If the Portfolio desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

The Portfolio will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; and the Portfolio will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, the Portfolio will have a net gain from the options transaction, and the Portfolio's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Portfolio when the put options are closed.

As an alternative to purchasing call and put options on index futures, the Portfolio may purchase or sell call or put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

The Portfolio may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is less than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Portfolio were not to exercise an index warrant prior to its expiration, then the Portfolio would lose the amount of the purchase price paid by it for the warrant.

The Portfolio will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Portfolio's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the Portfolio will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Portfolio's ability to exercise the warrants at such time, or in such quantities, as the Portfolio would otherwise wish to do.

The Portfolio may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, the Portfolio may buy put options on the foreign currency. If the value of the currency declines, the Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Portfolio could sustain losses on transactions in foreign currency options that would require the Portfolio to forego a portion or all of the benefits of advantageous changes in those rates.

The Portfolio may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities be offset at least in part by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Portfolio would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

All call options written by the Portfolio on foreign currencies will be covered. A call option written on a foreign currency by the Portfolio is covered if the Portfolio owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, if the difference is maintained by the Portfolio in cash or liquid securities eligible to be purchased by the Portfolio in a segregated account with the Portfolio's custodian. For this purpose, a call option is also considered covered if the Portfolio owns securities denominated in (or which trade principally in markets where settlement occurs in) the same currency, which securities are readily marketable, and the Portfolio maintains in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Portfolio in an amount that at all times at least equals the excess of (x) the amount of the Portfolio's obligation under the call option over (y) the value of such securities.

     . Swap Contracts. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500 Index) or in some other investment (such as U.S. Treasury securities). The Portfolio will maintain at all times in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Portfolio in amounts sufficient to satisfy its obligations under swap contracts.

Risks. The use of futures contracts, options and swap contracts involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts and movements in the price of the securities that are the subject of the hedge. The Portfolio's hedging strategies will not be fully effective unless the Portfolio can compensate for such imperfect correlation. There is no assurance that the Portfolio will be able to effect such compensation.

Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging. The correlation between the price movement of the futures contract and the hedged security may be distorted due to differences in the nature of the relevant markets. If the price of the futures contract moves more than the price of the hedged security, the Portfolio would experience either a loss or a gain on the future that is not completely offset by movements in the price of the hedged securities. In an attempt to compensate for imperfect price movement correlations, the Portfolio may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, the Portfolio may purchase or sell fewer contracts if the volatility of the price of hedged securities is historically less than that of the futures contracts.

The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. One such distortion stems from the fact that all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Another market distortion results from the deposit requirements in the futures market being less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. A third distortion is caused by the fact that trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index future relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

Price movement correlation also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

An exchange-traded option may be closed out only on a national securities or commodities exchange, which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Portfolio would have to exercise the option in order to realize any profit. If the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will be not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


Because the specific procedures for trading foreign stock index futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock index futures at the time the Portfolio purchases foreign stock index futures.

The successful use of transactions in futures and options depends in part on the ability of the Portfolio's adviser or subadvisers to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates move in a direction opposite to that anticipated, the Portfolio may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates move during the period that the Portfolio holds futures or options positions, the Portfolio will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Portfolio's total return for such period may be less than if it had not engaged in the hedging transaction.


Options trading involves price movement correlation risks similar to those inherent in futures trading. Additionally, price movements in options on futures may not correlate with price movements and/or movements of the relevant indices in the futures underlying the options. Like futures, options positions may become less liquid because of adverse economic circumstances. The securities covering written option positions are expected to offset adverse price movements if those options positions cannot be closed out in a timely manner, but there is no assurance that such offset will occur. Also, an option writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

The Portfolio may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The adviser or a subadviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Portfolio will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial. Examples of derivative instruments that the Portfolio may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options, swap agreements and debt-linked and equity-linked securities.

Over-the-counter Options. The Portfolio may enter into over-the-counter options with respect to U.S. government securities. An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While the Portfolio will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Portfolio, there can be no assurance that the Portfolio will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Portfolio might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Portfolio cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

The staff of the SEC has taken the position that over-the-counter options on U.S. Government securities and the assets used as cover for written over-the-counter options on U.S. Government securities should generally be treated as illiquid securities for purposes of the Portfolio's investment restrictions relating to illiquid securities. However, if a dealer recognized by the Federal Reserve Bank of New York as a "primary dealer" in U.S. Government securities is the other party to an option contract written by the Portfolio, and the Portfolio has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the SEC staff has agreed that the Portfolio only needs to treat as illiquid that amount of the "cover" assets equal to the amount at which the formula price exceeds any amount by which the market value of the securities subject to the options exceeds the exercise price of the option (the amount by which the option is "in-the-money").

Loomis Sayles has established standards for the creditworthiness of the primary dealers with which the Portfolio may enter into over-the-counter option contracts having the formula-price feature referred to above. Those standards, as modified from time to time, are implemented and monitored by Loomis Sayles. Such contracts will provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the securities and the exercise price of the option if the option is written out-of-the-money. Although each agreement will provide that the Portfolio's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written, and therefore the Portfolio might pay more to repurchase the option contract than the Portfolio would pay to close out a similar exchange-traded option.

Economic Effects and Limitations. Income earned by the Portfolio from its hedging activities generally will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Portfolio, will be distributed to shareholders in taxable distributions. Although gain from futures and options transactions may hedge against a decline in the value of the Portfolio's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline. If the Portfolio is required to use taxable fixed-income securities as margin, the portion of the Portfolio's dividends that is taxable to shareholders will be larger than if the Portfolio is permitted to use tax-exempt bonds for that purpose.

The Portfolio intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Portfolio will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Portfolio holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Future Developments. The above discussion relates to the Portfolio's proposed use of futures contracts, options and options on futures contracts currently available. The relevant markets and related regulations are constantly changing. In the event of future regulatory or market developments, the Portfolio may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

Short Sales. The Portfolio may sell securities short "against the box," that is:
(1) enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns without additional consideration; and (2) enter into arrangements with the broker-dealers through which such securities are sold short to receive income with respect to the proceeds of short sales during the period the Portfolio's short positions remain open.

In a short sale against the box, the Portfolio does not deliver from its portfolio securities sold and does not receive immediately the proceeds from the short sale. Instead, the Portfolio borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Portfolio, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Portfolio delivers to such broker-dealer the securities sold short. In addition, the Portfolio is required to pay the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Portfolio must deposit and continuously maintain in a separate account with the Portfolio's custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. The Portfolio is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Portfolio receives the proceeds of the sale. The Portfolio may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

Short sales may protect the Portfolio against risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend on the amount of securities sold short relative to the amount the Portfolio owns, either directly or indirectly, and, in the case where the Portfolio owns convertible securities, changes in the conversion premium.

Risks. Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Portfolio replaces the borrowed security, the Portfolio will incur a loss, and if the price declines during this period, the Portfolio will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Portfolio may have to pay in connection with such short sale. Certain provisions of the Code may limit the degree to which the Portfolio is able to enter into short sales. There is no limitation on the amount of the Portfolio's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales.

Securities Lending. The Portfolio may lend from its total assets in the form of their portfolio securities to broker-dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Portfolio will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in this Statement. Under some securities lending arrangements the Portfolio may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event (as determined by the adviser or subadviser) affecting the investment occurs, such loans will be called if possible, so that the securities may be voted by the Portfolio. The Portfolio pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the Board of Trustees of the Trust or persons acting pursuant to the direction of the Boards.

These transactions must be fully collateralized at all times, but involve some credit risk to the Portfolio if the borrower or the party (if any) guaranteeing the loan should default on its obligation and the Portfolio is delayed in or prevented from recovering the collateral.

Short-Term Trading. The Portfolio may, consistent with its investment objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Portfolio's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit any adviser's or subadviser's investment discretion in managing the Portfolio's assets. The Portfolio anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

Temporary Strategies. The Portfolio has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the adviser and subadvisers of the Portfolio may employ a temporary defensive strategy if they determine such a strategy to be warranted. Pursuant to such a defensive strategy, the Portfolio temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long the Portfolio will employ defensive strategies. The use of defensive strategies may prevent the Portfolio from achieving its goal.

In addition, pending investment of proceeds from new sales of Portfolio shares or to meet ordinary daily cash needs, the Portfolio may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.


Transactions with other Investment Companies. Pursuant to exemptive relief that may in the future be granted by the SEC, the Portfolio may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by IXIS Advisors or its affiliates ("Central Funds"). The Central Funds currently include the IXIS Cash Management Trust - Money Market Series; Institutional Daily Income Fund; Cortland Trust, Inc.; and Short Term Income Fund, Inc. Each Central Fund is advised by Reich & Tang Asset Management, LLC ("Reich & Tang"), except for IXIS Cash Management Trust - Money Market Series, which is advised by IXIS Advisors and subadvised by Reich & Tang. Because IXIS Advisors and Reich & Tang are both subsidiaries of IXIS Asset Management North America, the Portfolio and the Central Funds may be considered to be related companies comprising a "group of investment companies" under the 1940 Act.


Pursuant to such exemptive relief, the Portfolio may also borrow and lend money for temporary or emergency purposes directly to and from each other through an interfund credit facility. In addition to the Portfolio and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: IXIS Advisor Funds Trust I (except the CGM Advisor Targeted Equity Fund series), IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, AEW Real Estate Income Fund, Harris Associates Investment Trust, Loomis Sayles Funds I and Loomis Sayles Funds II. The advisers and subadvisers to these mutual funds currently include IXIS Advisors, Reich & Tang, Loomis Sayles, AEW Management and Advisors, L.P., Harris Associates L.P. and Westpeak Global Advisors, L.P. Each of these advisers and subadvisers are subsidiaries of IXIS Asset Management North America and are thus "affiliated persons" under the 1940 Act by reason of being under common control by IXIS Asset Management North America. In addition, because the Portfolio and the series of mutual fund groups listed above are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a "group of investment companies" under the 1940 Act. The Central Funds and AEW Real Estate Income Fund will participate in the Credit Facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and the Portfolio would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Portfolio. Should the Portfolio participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

     The Portfolio is governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Portfolio business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Portfolio's activities, review contractual arrangements with companies that provide services to the Portfolio and review the Portfolio's performance.


     The table below provides certain information regarding the trustees and officers of IXIS Advisor Funds Trust I. For purposes of this table and for purposes of this Statement, the term "Independent Trustee" means those trustees who are not "interested persons" as defined in the Investment Company Act of 1940, as amended (the "1940 Act") of the Trust. In certain circumstances, Trustees are also required to have no direct or indirect financial interest in the approval of a matter being voted on in order to be considered "independent" for the purposes of the requisite approval. For purposes of this Statement, the term "Interested Trustee" means those trustees who are "interested persons" of the Trust.


Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116.


                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                                      Fund Complex
                               Position(s) Held with                                                    Overseen***
                               the Trust, Length of                                                      and Other
     Name and Date of          Time Served and Term     Principal Occupation(s) During Past 5          Directorships
          Birth                     of Office*                            Years**                          Held
--------------------------- --------------------------- ------------------------------------------ -------------------
INDEPENDENT TRUSTEES
--------------------------- --------------------------- ------------------------------------------ -------------------
Graham T. Allison, Jr.          Trustee since 1984      Douglas Dillon Professor and Director of           38
(3/23/40)                                               the Belfer Center of Science for
                               Contract Review and      International Affairs, John F. Kennedy     Director, Taubman
                               Governance Committee     School of Government, Harvard University   Centers, Inc.
                                      Member                                                       (real estate
                                                                                                   investment trust);

                                                                                                   Advisory Board
                                                                                                   Member, USEC Inc.
                                                                                                   (energy supplier)
--------------------------- --------------------------- ------------------------------------------ -------------------
Charles D. Baker               Trustee since 2005       President and Chief Executive Officer,             38
(11/13/56)                                              Harvard Pilgrim Health Care (health plan)         None
                               Contract Review and
                               Governance Committee
                                      Member
--------------------------- --------------------------- ------------------------------------------ -------------------
Edward A. Benjamin              Trustee since 2003      Retired                                            38
(5/30/38)
                               Contract Review and                                                  Director, Coal,
                               Governance Committee                                                      Energy
                                      Member                                                         Investments &
                                                                                                    Management, LLC;
                                                                                                       Director,
                                                                                                    Precision Optics
                                                                                                      Corporation
                                                                                                        (optics
                                                                                                     manufacturer)

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                                      Fund Complex
                               Position(s) Held with                                                    Overseen***
                               the Trust, Length of                                                      and Other
     Name and Date of          Time Served and Term     Principal Occupation(s) During Past 5          Directorships
          Birth                     of Office*                            Years**                          Held
--------------------------- --------------------------- ------------------------------------------ -------------------
INDEPENDENT TRUSTEES
--------------------------- --------------------------- ------------------------------------------ -------------------
Daniel M. Cain (2/24/45)        Trustee since 1996      President and Chief Executive Officer,             38
                                                        Cain Brothers & Company, Incorporated
                             Co-Chairman of the Board   (investment banking)                            Trustee,
                                    since 2004                                                      Universal Health
                                                                                                     Realty Income
                              Chairman of the Audit                                                      Trust;
                                    Committee
                                                                                                       Director,
                                                                                                        Sheridan
                                                                                                       Healthcorp
                                                                                                       (physician
                                                                                                        practice
                                                                                                      management)
--------------------------- --------------------------- ------------------------------------------ -------------------
Paul G. Chenault (9/12/33)      Trustee since 2003      Retired; Trustee, First Variable Life              38
                                                        (variable life insurance)
                               Contract Review and                                                  Director, Mailco
                               Governance Committee                                                 Office Products,
                                      Member                                                         Inc. (mailing
                                                                                                       equipment)
--------------------------- --------------------------- ------------------------------------------ -------------------
Kenneth J. Cowan (4/5/32)       Trustee since 1993      Retired                                            38

                             Co-Chairman of the Board                                                     None
                                    since 2004

                             Chairman of the Contract
                              Review and Governance
                                    Committee

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                                      Fund Complex
                               Position(s) Held with                                                    Overseen***
                               the Trust, Length of                                                      and Other
     Name and Date of          Time Served and Term     Principal Occupation(s) During Past 5          Directorships
          Birth                     of Office*                            Years**                          Held
--------------------------- --------------------------- ------------------------------------------ -------------------
INDEPENDENT TRUSTEES
--------------------------- --------------------------- ------------------------------------------ -------------------
Richard Darman (5/10/43)        Trustee since 1996      Partner, The Carlyle Group                         38
                                                        (investments); formerly, Professor, John
                               Contract Review and      F. Kennedy School of Government, Harvard   Director and
                               Governance Committee     University                                 Chairman of Board
                                      Member                                                       of Directors, AES
                                                                                                   Corporation
                                                                                                   (international
                                                                                                   power company);
                                                                                                   Chairman of the
                                                                                                   Smithsonian
                                                                                                   National Museum
                                                                                                   of American
                                                                                                   History; Trustee,
                                                                                                   Howard Hughes
                                                                                                   Medical Institute
--------------------------- --------------------------- ------------------------------------------ -------------------
Sandra O. Moose (2/17/42)       Trustee since 1982      President, Strategic Advisory Services             38
                                                        (management consulting); formerly,
                              Audit Committee Member    Senior Vice President and Director, The    Director, Verizon
                                                        Boston Consulting Group, Inc.               Communications;
                                                        (management consulting)
                                                                                                     Director, Rohm
                                                                                                    and Haas Company

                                                                                                       (specialty
                                                                                                      chemicals);

                                                                                                     Director, AES
                                                                                                      Corporation
--------------------------- --------------------------- ------------------------------------------ -------------------
John A. Shane (2/22/33)         Trustee since 1993      President, Palmer Service Corporation              38
                                                        (venture capital organization)
                               Contract Review and                                                  Director, Gensym
                               Governance Committee                                                   Corporation
                                      Member                                                         (software and
                                                                                                       technology
                                                                                                        service
                                                                                                       provider);
                                                                                                     Director, Abt
                                                                                                    Associates Inc.
                                                                                                     (research and
                                                                                                    consulting firm)
--------------------------- --------------------------- ------------------------------------------ -------------------
Cynthia L. Walker               Trustee since 2005      Dean for Finance and CFO (formerly,                38
(7/25/56)                                               Associate Dean for Finance & CFO),                None
                              Audit Committee Member    Harvard Medical School

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                                      Fund Complex
                               Position(s) Held with                                                    Overseen***
                               the Trust, Length of                                                      and Other
     Name and Date of          Time Served and Term     Principal Occupation(s) During Past 5          Directorships
          Birth                     of Office*                            Years**                          Held
--------------------------- --------------------------- ------------------------------------------ -------------------
INDEPENDENT TRUSTEES
--------------------------- --------------------------- ------------------------------------------ -------------------
Robert J. Blanding/1/            Trustee since 2003      President, Chairman, Director, and Chief           38
(4/17/47)                                               Executive Officer, Loomis, Sayles &
555 California Street                                   Company, L.P.; President and Chief                None
San Francisco, CA 94104                                 Executive Officer - Loomis Sayles Funds
                                                        I; Chief Executive Officer - Loomis
                                                        Sayles Funds II
--------------------------- --------------------------- ------------------------------------------ -------------------
John T. Hailer/2/               Trustee since 2000      President and Chief Executive Officer,             38
(11/23/60)                                              IXIS Asset Management Distributors,
                               President and Chief      L.P.; Executive Vice President, Loomis            None
                                Executive Officer       Sayles Funds I; President, Loomis Sayles
                                                        Funds II; President and Chief Executive

                                                        Officer, AEW Real Estate Income Fund,
                                                        IXIS Advisor Cash Management Trust, IXIS
                                                        Advisor Funds Trust II, IXIS Advisor
                                                        Funds Trust III and IXIS Advisor Funds
                                                        Trust IV



* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72, but the retirement policy was suspended for the calendar year 2005. At a meeting held on August 26, 2005, the Trustees voted to lift the suspension of the retirement policy and to designate 2006 as a transition period so that any Trustees who are currently age 72 or older or who reach age 72 during the remainder of 2005 or in 2006 will not be required to retire until the end of calendar year 2006.

** Each person listed above, except as noted, holds the same position(s) with the Trust. Previous positions during the past five years with IXIS Asset Management Distributors, L.P. (the "Distributor"), IXIS Asset Management Advisors, L.P. ("IXIS Advisors"), IXIS Asset Management Services Company ("IXIS Services") or Loomis Sayles are omitted if not materially different from a trustee's or officer's current position with such entity.


*** The Trustees of the Trust serve as Trustees of a fund complex that includes all series of IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, AEW Real Estate Income Fund, Loomis Sayles Funds I and Loomis Sayles Funds II.

/1/ Mr. Blanding is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust: President, Chairman, Director and Chief Executive Officer of Loomis Sayles.

/2/ Mr. Hailer is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust: Director and Executive Vice President of IXIS Asset Management Distribution Corporation ("IXIS Distribution Corporation"); and President and Chief Executive Officer of IXIS Advisors.

------------------------------------------------------------------------------------------------------------------------------------
Officers of the Trusts
------------------------------------------------------------------------------------------------------------------------------------
                                                   Term of
                                                 Office* and
     Name and Date of       Position(s) Held      Length of                         Principal Occupation(s)
           Birth             With the Trust      Time Served                         During Past 5 Years**
-------------------------- ------------------ ----------------- --------------------------------------------------------------------
Coleen Downs Dinneen       Secretary, Clerk   Since September   Senior Vice President, General Counsel, Secretary and Clerk
(12/16/60)                  and Chief Legal         2004        (formerly, Deputy General Counsel, Assistant Secretary and Assistant
                                Officer                         Clerk), IXIS Asset Management Distribution Corporation, IXIS Asset
                                                                Management Distributors, L.P., and IXIS Asset Management Advisors,
                                                                L.P.
-------------------------- ------------------ ----------------- --------------------------------------------------------------------
Michael Kardok (7/17/59)      Treasurer,       Since October    Senior Vice President, IXIS Asset Management Advisors, L.P. and IXIS
                               Principal            2004        Asset Management Distributors, L.P.; formerly, Senior Director, PFPC
                             Financial and                      Inc; formerly, Vice President - Division Manager, First Data
                              Accounting                        Investor Services, Inc.
                                Officer
-------------------------- ------------------ ----------------- --------------------------------------------------------------------
Max J. Mahoney                Anti-Money        Since August    Senior Vice President, Deputy General Counsel, Assistant Secretary
(5/01/62)                     Laundering            2005        and Assistant Clerk, IXIS Asset Management Distribution Corporation,
                              Officer and                       IXIS Asset Management Distributors, L.P. and IXIS Asset Management
                               Assistant                        Advisors, L.P.; Chief Compliance Officer, IXIS Asset Management
                               Secretary                        Advisors, L.P. ; formerly, Senior Counsel, MetLife, Inc.; formerly,
                                                                Associate Counsel, LPL Financial Services, Inc.
-------------------------- ------------------ ----------------- --------------------------------------------------------------------
John E. Pelletier           Chief Operating   Since September   Executive Vice President and Chief Operating Officer (formerly,
(6/24/64)                       Officer             2004        General Counsel, Secretary and Clerk), IXIS Asset Management
                                                                Distributors, L.P. and IXIS Asset Management Advisors, L.P.;
                                                                Executive Vice President (formerly, Senior Vice President, General
                                                                Counsel, Secretary and Clerk), IXIS Asset Management Distribution
                                                                Corporation; formerly, Director, IXIS Asset Management Services
                                                                Company.
-------------------------- ------------------ ----------------- --------------------------------------------------------------------
Kristin Vigneaux           Chief Compliance     Since August    Chief Compliance Officer for Mutual Funds, IXIS Asset Management
(9/25/69)                       Officer             2004        Distributors, L.P. and IXIS Asset Management Advisors, L.P.;
                                                                formerly, Vice President, IXIS Asset Management Services Company.


* Each officer of the Trust serves for an indefinite term in accordance with its current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

** Each person listed above, except as noted, holds the same position(s) with the IXIS Advisor Funds and Loomis Sayles Funds Trusts. Previous positions during the past five years with IXIS Asset Management Distributors, L.P. (the "Distributor"), IXIS Advisors or Loomis Sayles are omitted, if not materially different from a trustee's or officer's current position with such entity.

Standing Board Committees

        The Trustees have delegated certain authority to the two standing committees of the Trust, the Audit Committee and Contract Review and Governance Committee. The Contract Review and Governance Committee of the Trust consists solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser and the Trust, and governance matters relating to the Trust. During the fiscal year ended December 31, 2004, this Committee held five meetings.

        The Contract Review and Governance Committee also makes nominations for independent trustee membership on the Board of Trustees when necessary and considers recommendations from shareholders of the Fund that are submitted in accordance with the procedures by which shareholders may communicate with the Board of Trustees. Pursuant to those procedures, shareholders must submit a recommendation for nomination in a signed writing addressed to the attention of the Board of Trustees, c/o Secretary of the Funds, IXIS Asset Management Advisors, L.P., 399 Boylston Street, Boston, MA 02116. This written communication must (i) be signed by the shareholder, (ii) include the name and address of the shareholder, (iii) identify the Fund(s) to which the communication relates, and (iv) identify the account number, class and number of shares held by the shareholder as of a recent date or the intermediary through which the shares are held. The recommendation must contain sufficient background information concerning the trustee candidate to enable a proper judgment to be made as to the candidate's qualifications, which may include (i) the nominee's knowledge of the mutual fund industry; (ii) any experience possessed by the nominee as a director or senior officer of other public companies; (iii) the nominee's educational background; (iv) the nominee's reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the nominee, and the extent to which such expertise would complement the Board's existing mix of skills and qualifications; (vi) the nominee's perceived ability to contribute to the ongoing functions of the Board, including the nominee's ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the nominee's ability to qualify as an Independent Trustee for purposes of applicable regulations; and (viii) such other factors as the appropriate Board Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions. The recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). A recommendation for trustee nomination shall be kept on file and considered by the Board for six (6) months from the date of receipt, after which the recommendation shall be considered stale and discarded.

        The Audit Committee of the Trust consists solely of Independent Trustees and considers matters relating to the scope and results of the Trust's audits and serves as a forum in which the independent registered public accounting firm can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian. During the fiscal year ended December 31, 2004, this Committee held five meetings.

The current membership of each committee is as follows:


         Audit Committee              Contract Review and Governance Committee
         --------------------------   ----------------------------------------
         Daniel M. Cain - Chairman    Kenneth J. Cowan - Chairman
         Sandra O. Moose              Graham T. Allison, Jr.
         Cynthia L. Walker            Charles D. Baker
                                      Edward A. Benjamin
                                      Paul G. Chenault
                                      Richard Darman
                                      John A. Shane


Trustee Fees

        The Trust pays no compensation to its officers or to their trustees who are Interested Trustees.


        Each Independent Trustee receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each Independent Trustee receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. Each co-chairman of the Board receives an additional retainer fee at the annual rate of $25,000. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each committee member is compensated $4,000 for each

Committee meeting that he or she attends in person and $2,000 for each committee meeting that he or she attends telephonically. These fees are allocated among the mutual fund portfolios in the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio. In addition, for oversight of the AEW Real Estate Income Fund, a closed-end fund advised by AEW Management and Advisors, L.P., an affiliate of IXIS Advisors and Loomis Sayles, each Trustee receives a retainer fee at the annual rate of $2,000 and meeting attendance fees of $375 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $2,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $2,000 fee) at the annual rate of $1,000. The retainer fees for the AEW Real Estate Income Fund assume four Committee meetings per year. Each Trustee of the AEW Real Estate Income Fund is compensated $200 per Committee meeting that he or she attends in excess of four per year.

        Prior to October 1, 2005, the compensation structure was different. Each Independent Trustee received, in the aggregate, a retainer fee at the annual rate of $50,000 and meeting attendance fees of $5,000 for each meeting of the Board of Trustees that he or she attended. The co-chairmen of the Board each received an additional retainer fee of $25,000. Each committee chairman received an additional retainer fee at the annual rate of $7,000. Each Trustee was compensated $3,750 for each Committee meeting that he or she attended. The fees paid for the oversight of the AEW Real Estate Income Fund were the same as the current fees.


        During the fiscal year ended December 31, 2004 for IXIS Advisor Funds Trust I, the Trustees of the Trust received the amounts set forth in the following table for serving as a trustee of the Trust and for also serving as trustees of the IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, AEW Real Estate Income Fund, Loomis Sayles Funds I and Loomis Sayles Funds II. The table also sets forth, as applicable, pension or retirement benefits accrued as part of fund expenses, as well as estimated annual retirement benefits and total compensation paid to Trustees by trusts in the IXIS Advisor Funds Trust and Loomis Sayles Funds Trusts:

                                                              Pension or
                                             Aggregate        Retirement
                                           Compensation         Benefits        Estimated
                                            from IXIS          Accrued as         Annual           Total Compensation
                                           Advisor Funds      Part of Fund     Benefits Upon           from the
                                              Trust I*          Expenses         Retirement          Fund Complex+
--------------------------------------- ------------------- ---------------- ----------------- ----------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------
Graham T. Allison, Jr.                       $20,959                $0                $0                 $95,200
Charles D. Baker/1/                               $0                $0                $0                      $0
Edward A. Benjamin                           $21,815                $0                $0                 $99,150
Daniel M. Cain                               $25,247                $0                $0                $115,185
Kenneth J. Cowan                             $24,391                $0                $0                $111,235
Paul G. Chenault                             $20,959                $0                $0                 $95,200
Richard Darman                               $19,824                $0                $0                 $90,325
Sandra O. Moose                              $21,815                $0                $0                 $99,150
John A. Shane                                $20,959                $0                $0                 $95,200
Cynthia L. Walker/1/                              $0                $0                $0                      $0
---------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------
Peter S. Voss/1/                                  $0                $0                $0                      $0
John T. Hailer                                    $0                $0                $0                      $0
Robert J. Blanding                                $0                $0                $0                      $0

* Amounts include payments deferred by trustees for the fiscal year ended December 31, 2004, with respect to the Trust. The total amount of deferred compensation accrued for IXIS Advisor Funds Trust I as of December 31, 2004 for the Trustees is as follows: Allison ($794,354), Benjamin ($86,790), Cain ($174,383), Cowan ($151,833) and Darman ($257,361).

+ Total Compensation represents amounts paid during 2004 to a trustee for serving on the board of trustees of eight (8) trusts with a total of forty
     (40) funds as of December 31, 2004.

/1/ Mr. Voss resigned as Trustee of the Trusts on August 20, 2004. Mr. Baker and Ms. Walker were elected as Trustees on June 2, 2005.

        The IXIS Advisor and Loomis Sayles Funds Trusts do not provide pension or retirement benefits to Trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a Fund or Funds selected by the Trustee on the normal payment date for such fees.

        As of October 28, 2005, the officers and trustees of IXIS Advisor
Funds Trust I collectively owned less than 1% of the then outstanding shares of each series of the Trust.


        As of December 31, 2004, the Trustees had the following ownership in the
Portfolio:


                                                                         Aggregate Dollar Range of
                                                                         Equity Securities in All
                                                                         Registered Investment
                                             Dollar Range of Equity      Companies Overseen by
                                            Securities in the Income     Trustee in the Family of
                                             Diversified Portfolio*      Investment Companies
----------------------------------------- ------------------------------ -----------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------
Graham T. Allison, Jr.**                  A                              E
Charles D. Baker***                       A                              A
Edward A. Benjamin**                      A                              E
Daniel M. Cain**                          A                              E
Kenneth J. Cowan**                        A                              E
Paul G. Chenault**                        A                              E
Richard Darman**                          A                              E
Sandra O. Moose                           A                              E
John A. Shane**                           A                              E
Cynthia L. Walker***                      A                              A
------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------
Robert J. Blanding                        A                              E
John T. Hailer                            A                              E

*    A. None
     B. $1 - 10,000
     C. $10,001 - $50,000
     D. $50,001 - $100,000
     E. over $100,000
**   Amounts include amounts held through the deferred compensation plan.
***  Mr. Baker and Ms. Walker were elected as Trustees on June 2, 2005.

Advisory and Subadvisory Agreements

        The Portfolio's advisory agreement with IXIS Advisors provides that the adviser will furnish or pay the expenses of the Portfolio for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. The adviser is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage the Portfolio's assets in accordance with its investment objectives and policies.

        The Portfolio pays all expenses not borne by its adviser or subadvisers including, but not limited to, the charges and expenses of the Portfolio's custodian and transfer agent, independent accountants and legal counsel for the Portfolio and the Trust's Independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Portfolio's adviser, subadvisers or their affiliates, other than affiliated registered investment companies.

        Each of the Portfolio's advisory agreement and subadvisory agreements provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Trust has received an exemptive order from the SEC that permits IXIS Advisors to amend existing subadvisory agreements, where applicable, when approved by the Portfolio's Board of Trustees, without shareholder approval. The exemption also permits IXIS Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with IXIS Advisors without obtaining shareholder approval, if approved by the Trust's Board of Trustees. Before the Portfolio can begin to rely on the exemptions described above, a majority of the shareholders of the Portfolio must approve the ability of the Portfolio to rely on the exemptive order. The Portfolio has already received shareholder approval to rely on the exemptive order. Shareholders will be notified of any subadviser changes.

        Each of the advisory agreement and subadvisory agreements may be terminated without penalty by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio, upon 60 days' written notice, or by the Portfolio's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment (as defined in the 1940 Act). Each subadvisory agreement also may be terminated by the subadviser upon 90 days' notice and automatically terminates upon termination of the advisory agreement.

        Each of the advisory agreement and subadvisory agreements provides that the adviser or subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


        IXIS Advisors, through its Active Investment Advisors division, provides portfolio management services to the Active Dividend Equity Discipline; with respect to the other disciplines, IXIS Advisors oversees the portfolio management services provided by the subadvisers. Subject to the review of the Board of Trustees, IXIS Advisors monitors each subadviser to assure that the subadviser is managing the Portfolio's assets consistently with the Portfolio's investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in the 1940 Act and Subchapter M of the Code. In addition, IXIS Advisors also provides the Portfolio with administrative services which include, among other things, day-to-day administration of matters related to the Portfolio's existence, maintenance of its records, preparation of reports and assistance in the preparation of the Portfolio's registration statement under federal and state laws. Except with respect to the Active Dividend Equity Discipline, IXIS Advisors does not determine what investments will be purchased or sold for the Portfolio. Because the adviser and each subadviser manages its segment of the Portfolio independently from the others, the same security may be held in two or more different segments of the Portfolio or may be acquired for one segment at a time when the adviser or a subadviser of another segment deems it appropriate to dispose of the security from that other segment. Similarly, under some market conditions, one or more of the adviser or subadvisers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another subadviser or subadvisers believe continued exposure to the broader securities market is appropriate. Because the adviser and each subadviser directs the trading for its segment of the Portfolio and does not aggregate its transactions with those of the other subadvisers, the Portfolio may incur higher brokerage costs than would be the case if a single adviser or subadviser were managing the Portfolio.


        IXIS Advisors may terminate any subadvisory agreement without shareholder approval. In such case, IXIS Advisors will either enter into an agreement with another subadviser to manage the Portfolio or segment or allocate the segment's assets among the other segments of the Portfolio.

Board Approval of the Existing Advisory and Subadvisory Agreements


        The Board of Trustees, including the Independent Trustees, considers matters bearing on the Portfolio's advisory and subadvisory agreements at most of its meetings throughout the year. While the full Board of Trustees or the Independent Trustees, as appropriate, act on all major matters, a significant portion of the activities of the Board of Trustees is conducted through committees. The Independent Trustees meet frequently in executive session and are advised by independent legal counsel selected by the Independent Trustees. The advisory and subadvisory agreements of the Portfolio will be reviewed each year by the Board of Trustees to determine whether the agreements should be renewed for an additional one-year period. Renewal of the agreements requires the majority vote of the Board of Trustees, including a majority of the Independent Trustees. The Board of Trustees consists of a majority of Independent Trustees.

        In connection with their meetings, the Trustees will receive materials specifically relating to the existing advisory and subadvisory agreements. These materials generally include, among other items (i) information on the investment performance of the Portfolio, a peer group of funds and an appropriate index or combination of indices, (ii) sales and redemption data in respect of the Portfolio, and (iii) the economic outlook and the general investment outlook in the markets in which the Portfolio invests. The Board of Trustees, including the Independent Trustees, may also consider other material facts such as (1) the adviser's and/or subadvisers' results and financial condition, (2) the Portfolio's investment objective and strategies and the size, education and experience of the advisers' and subadvisers' investment staff and their use of technology, external research and trading cost measurement tools, (3) arrangements in respect of the distribution of the Portfolio's shares, (4) the procedures employed to determine the value of the Portfolio's assets, (5) the allocation of the Portfolio's brokerage, if any, including allocations to brokers affiliated with the adviser or subadvisers and the use of "soft" commission dollars to pay Portfolio expenses and to pay for research and other similar services, (6) the resources devoted to, and the record of compliance with, the Portfolio's investment policies and restrictions and policies on personal securities transactions, and (7) when applicable, the contractual fee waivers and expense reimbursements agreed to by the adviser and/or subadvisers.

        The Board of Trustees most recently approved the Portfolio's advisory and subadvisory agreements at a meeting held in August 2005. In considering the advisory and subadvisory agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the advisory and subadvisory agreements included the following:

        . the benefits to shareholders of investing in a fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services.

        . the nature, quality, cost and extent of administrative and shareholder services performed by the adviser, subadvisers and affiliated companies, under the advisory and subadvisory agreements and under separate agreements covering administrative services.

        . the Portfolio's expense ratio and expense ratios of a peer group of funds. They also considered the contractual expense limitations and the financial impact on the adviser and subadvisers relating to such limitations and the amount and nature of fees paid by shareholders. The information on advisory and subadvisory fees and expense ratios, as well as performance data, included both information compiled by the adviser and information compiled by an independent data service. For these purposes, the Trustees took into account not only the fees to be paid by the Portfolio, but also so-called "fallout benefits" to the adviser or subadvisers, such as the engagement of affiliates of the adviser or subadvisers to provide distribution and brokerage services to the Portfolio, and the benefits of research made available to the adviser or subadvisers by reason of brokerage commissions generated by the Portfolio's securities transactions. In evaluating the Portfolio's advisory and subadvisory fees, the Trustees also took into account the demands, complexity and quality of the investment management.

        . the level of the adviser's and subadvisers' profits in respect of the management of the Portfolio. The Trustees considered the profits expected to be realized by the adviser and subadvisers in connection with the operation of the Portfolio.

        . whether there is potential for realization of economies of scale in respect of the management of the Portfolio.

        Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing advisory fee structures are fair and reasonable, and approved the existing advisory and subadvisory agreements. By their terms, the advisory and subadvisory agreements for the Portfolio will be in effect for two years from the date of execution.

Information About the Organization and Ownership of the Adviser and Subadvisers of the Portfolio


        IXIS Asset Management Advisors, L.P. ("IXIS Advisors"), formed in 1995, is a limited partnership whose sole general partner, IXIS Asset Management Distribution Corporation ("IXIS Distribution Corporation"), is a wholly-owned subsidiary of IXIS Asset Management Holdings, LLC ("IXIS Holdings"), which in turn is a wholly-owned subsidiary of IXIS Asset Management North America, L.P. ("IXIS Asset Management North America"). IXIS Asset Management North America owns the entire limited partnership interest in each of IXIS Advisors and the Distributor.


        Active Investment Advisors is a division of IXIS Advisors that specializes in providing customized, actively managed index solutions in the separate account market.

        IXIS Asset Management North America is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned principally, directly or indirectly, by three large affiliated French financial services entities: the Caisse des Depots et Consignations ("CDC"), a public sector financial institution created by the French government in 1816; the Caisse Nationale des Caisses d'Epargne, a financial institution owned by CDC and by French regional savings banks known as the Caisses d'Epargne; and by CNP Assurances, a large French life insurance company. The registered address of CNP Assurances is 4, place Raoul Dautry, 75015 Paris, France. The registered address Caisse Nationale des Caisses d'Epargne is 5, rue Masseran, 75007 Paris, France. The registered office of CDC is 56, rue de Lille, 75007 Paris, France.


        The 12 principal subsidiary or affiliated asset management firms of IXIS Asset Management North America collectively had approximately $190 billion in assets under management or administration as of June 30, 2005.


        AEW Management and Advisors, L.P. ("AEW") is a registered investment adviser whose origins date back to 1981. AEW is a limited partnership that is a controlled affiliate of AEW Capital Management, L.P. AEW Capital Management is a leading real estate investment manager with a long history of integrating real estate, research and capital markets expertise to meet their clients' investment needs. AEW's clients include institutions and other investors who seek to benefit from real property as an investment asset. AEW Capital Management is a wholly-owned subsidiary of IXIS Holdings. IXIS Asset Management North America owns the entire limited partnership interest in AEW.

        Loomis, Sayles & Company, L.P. ("Loomis Sayles") was organized in 1926 and is one of the oldest investment management firms in the country. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who are responsible for making investment decisions for the Funds' portfolios as well as numerous other institutional and individual clients to which Loomis Sayles provides investment advice. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of IXIS Holdings. IXIS Asset Management North America owns the entire limited partnership interest in Loomis Sayles.

Allocation of Investment Opportunity Among IXIS Advisor and Loomis Sayles Funds (the "Funds") and Other Investors Managed by the Adviser and the Subadvisers; Cross Relationships of Officers and Trustees

        AEW. Certain officers of AEW have responsibility for the management of other client portfolios. The other clients served by AEW sometimes invest in securities in which its advised/subadvised Funds also invest. If the Portfolio and such other clients advised by AEW desire to buy or sell the same portfolio securities at about the same time, purchases and sales will be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities that the Portfolio purchases or sells. In other cases, however, it is believed that these practices may benefit the Portfolio.


        IXIS Advisors. IXIS Advisors, through its Active Investment Advisors division, may manage numerous accounts with similar or identical investment objectives or may manage accounts with different objectives that may trade in the same securities. Despite such similarities, portfolio decisions relating to clients' investments and the performance resulting from such decisions will differ from client to client. IXIS Advisors will not necessarily purchase or sell the same securities at the same time or in the same proportionate amounts for all eligible clients. Further, in many instances, such as purchases of private placements or oversubscribed public offerings, it may not be possible or feasible to allocate a transaction pro rata to all eligible clients. Therefore, not all clients will necessarily participate in the same investment opportunities or participate on the same basis. In allocating investments among various clients (including in what sequence orders for trades are placed), however, IXIS Advisors will use its best business judgment and will take into account funds available to each client, the amount already committed by each client to a specific investment and the relative risks of the investment. It is IXIS Advisors policy to allocate to the extent practicable investment opportunities on a basis that IXIS Advisors in good faith believes is fair and equitable to each client over time.

        Loomis Sayles Loomis Sayles has organized its business into three investment groups: The Fixed Income Group, The Equity Group and The Investment Counseling Group. The Fixed Income Group and the Equity Group make investment decisions for the funds managed by Loomis Sayles. The groups make investment decisions independently of one another. These groups also have responsibility for the management of other client portfolios. The other investment companies and clients served by Loomis Sayles' investment platforms sometimes invest in securities in which the funds (or segments thereof) advised or subadvised by Loomis Sayles also invest. If one of these funds and such other clients advised or subadvised by the same investment group of Loomis Sayles desire to buy or sell the same portfolio securities at or about the same time, the respective group allocates purchases and sales, to the extent practicable, on a pro rata basis in proportion to the amount desired to be purchased or sold for each fund or client advised or subadvised by that investment group. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the funds purchases or sells. In other cases, however, it is believed that these practices may benefit the relevant Fund.


Description of the Multi-Adviser Approach of the Income Diversified Portfolio


        As stated in its Prospectus, the Portfolio is intended to offer investors access to a diversified portfolio of complementary investment disciplines from specialized money managers through investment in a single mutual fund. The Portfolio's disciplines focus on income producing fixed income and equity securities. IXIS Advisors believes that by diversifying across asset classes and styles in a single portfolio, investors may experience more consistent, positive returns with less volatility than a fund managed in a single asset class or style. There is no assurance that the Portfolio will achieve positive results over any period of time.

        Subject to allocation policies adopted by the Portfolio's Board of Trustees, IXIS Advisors generally allocates capital invested in the Portfolio among its four disciplines according to their respective target allocations set forth in the principal investment strategies of the Portfolio's Prospectus. The adviser (with respect to the Active Dividend Equity discipline) and each of the subadvisers manage its discipline of the Portfolio's assets in accordance with Active's or the respective subadviser's distinct investment style and strategy.


        IXIS Advisors will monitor the relative sizes of the disciplines and will allocate cash flow towards or away from a particular investment discipline when any one investment discipline of the Portfolio is below a specified minimum allocation or above a specified maximum allocation. When a discipline's percentage of the Portfolio exceeds the maximum or minimum allocation set forth in its Prospectus, IXIS Advisors will reallocate capital away from or towards one or more disciplines in order to bring the segment back towards its target allocation. Subject to the approval by the Board of Trustees, IXIS Advisors may revise the Portfolio's target allocations from time to time. In addition, the Portfolio's target allocations will vary and may not always be met.

Distribution Agreements and Rule 12b-1 Plans

        Under an agreement with the Portfolio, the Distributor serves as the principal distributor of each class of shares of the Portfolio. The Distributor's principal business address is 399 Boylston Street, Boston, Massachusetts 02116. Under these agreements (the "Distribution Agreements"), the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Portfolio available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. The Portfolio pays the cost of registering and qualifying its shares under state and federal securities laws and distributing Prospectuses to existing shareholders.

        The Distributor is compensated under the agreement through receipt of the sales charges on Class A and Class C shares described below under "Net Asset Value and Public Offering Price" and is paid by the Portfolio the service and distribution fees described in the Prospectus. The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A and Class C shares of the Portfolio to investment dealers from time to time. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of the Portfolio's shares.

        The Portfolio has adopted Rule 12b-1 plans (the "Plans") for its Classes A and C shares which, among other things, permit it to pay the Distributor monthly fees out of its net assets. These fees consist of a service fee and a distribution fee. Any such fees that are paid by a distributor to securities dealers are known as "trail commissions." Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of the Portfolio, and (together with the related Distribution Agreement) by the Board of Trustees, including a majority of the Independent Trustees of the Trust.

        Under the Plans, the Portfolio pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Portfolio's average daily net assets attributable to the Classes A and C shares. In the case of Class C shares, the Distributor retains the first year's service fee of 0.25% assessed against such shares. For Class A and, after the first year, for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Portfolio's shares, on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer, for providing personal services to investors in shares of the Portfolio and/or the maintenance of shareholder accounts. This service fee will accrue to securities dealers of record immediately with respect to reinvested income dividends and capital gain distributions of the Portfolio's Class A shares.

        The service fee on Class A shares may be paid only to reimburse the Distributor for expenses of providing personal services to investors, including, but not limited to, (i) expenses (including overhead expenses) of the Distributor for providing personal services to investors in connection with the maintenance of shareholder accounts and (ii) payments made by the Distributor to any securities dealer or other organization (including, but not limited to, any affiliate of the Distributor) with which the Distributor has entered into a written agreement for this purpose, for providing personal services to investors and/or the maintenance of shareholder accounts, which payments to any such organization may be in amounts in excess of the cost incurred by such organization in connection therewith.

        The Portfolio's Class C shares also pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.75% of the average net assets of the respective Portfolio's Class C shares. The Distributor retains the 0.75% distribution fee assessed against Class C shares during the first year of investment. After the first year for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Portfolio's shares, as distribution fees in connection with the sale of the Portfolio's shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer.

        Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the Portfolio. Each Plan may be amended by vote of the relevant trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the Portfolio requires approval by vote of the holders of a majority of such shares outstanding. The Trust's trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are Independent Trustees of the Trust shall be committed to the discretion of such Trustees.

        Fees paid by Class A or Class C shares of the Portfolio may indirectly support sales and servicing efforts relating to shares of the other series of the IXIS Advisor Funds Trusts or the Loomis Sayles Funds Trusts. In reporting its expenses to the trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's shares, and allocates other expenses among the relevant Funds based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class.

        The Distributor has entered into selling agreements with investment dealers, including affiliates of the Distributor, for the sale of the Portfolio's shares. The Distributor, at its expense, may pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor.

        The Distribution Agreement for the Portfolio may be terminated at any time on 60 days' written notice without payment of any penalty by the Distributor or by vote of a majority of the outstanding voting securities of the Portfolio or by vote of a majority of the Independent Trustees.

        The Distribution Agreement and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of the Portfolio (or the relevant class, in the case of the Plans).

        With the exception of the Distributor, its direct and indirect parent companies and those Trustees that are not Independent Trustees, no interested person of the Trust or any Trustee of the Trust had any direct or indirect financial interest in the operation of the Plans or any related agreement. Benefits to the Portfolio and its shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention and
(3) enhanced portfolio management opportunities and bargaining position with third party service providers and economies of scale arising from having asset levels higher than they would be if the plans were not in place.


        The Distributor controls the words "IXIS Advisor" in the names of the Trust and if it should cease to be the principal distributor of the Portfolio's shares, the Trust may be required to change its name and delete these words or letters. The Distributor also acts as principal distributor for IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, Loomis Sayles Funds I and Loomis Sayles Funds II (except Class J shares of Loomis Sayles Investment Grade Bond Fund).


        The portion of the various fees and expenses for applicable Funds offering Classes A and/or C shares that are paid (reallowed) to securities dealers are shown below.

        For Class A shares, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. The portion of the various fees and expenses for Class A shares that are paid to securities dealers are shown below:

                                                                          Maximum         Maximum
                              Maximum                 Maximum            First Year     First Year
                         Sales Charge Paid         Reallowance or       Service Fee    Compensation
                            by Investors             Commission          (% of net    (% of offering
Investment             (% of offering price)   (% of offering price)    investment)       price)
--------------------   ---------------------   ---------------------   -------------  ---------------
Less than $100,000             4.50%                   4.00%               0.25%           4.25%
$100,000 - $249,999            3.50%                   3.00%               0.25%           3.25%
$250,000 - $499,999            2.50%                   2.15%               0.25%           2.40%
$500,000 - $999,999            2.00%                   1.70%               0.25%           1.95%

Investments of $1 million or more

First $3 million               none                    1.00%(1)            0.25%           1.25%
Excess over $3 million         none                    0.50%(1)            0.25%           0.75%

Investments with no            none                    0.00%               0.25%           0.25%
Sales Charge (2)

(1) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

(2) Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Class A and C shares of the Portfolio, under the section "How Sales Charges Are Calculated."

        The Class C service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class C shares that are paid to securities dealers are shown below:

                                    Maximum
                                Front-End Sales         Maximum           Maximum           Maximum
                                 Charge Paid by      Reallowance or      First Year       First Year
                                   Investors           Commission       Service Fee      Compensation
                                (% of offering      (% of offering      (% of net      (% of offering
Investment                          price)              price)          investment)         price)
-----------------------------  ------------------   ----------------   -------------   ----------------
Class C amounts purchased            none               1.00%             0.00%             1.00%
at NAV (1)

All other amounts for                1.00%              2.00%             0.00%             2.00%
Class C

(1) Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Classes A and C shares under the section "How Sales Charges Are Calculated."

        Each transaction receives the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the Contingent Deferred Sales Charge (the "CDSC"). Proceeds from the CDSC on Class A and C shares are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trust. The Distributor may, at its discretion, pay (reallow) the entire sales charge imposed on the sale of Class A shares to investment dealers from time to time.

        For new amounts invested at net asset value by an eligible governmental authority, the Distributor may, at its expense, pay investment dealers a commission of 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any other IXIS Advisor Fund or if the account is registered in street name.

        The Distributor, IXIS Advisors and their affiliates may out of their own resources make additional payments to dealers who sell shares of the Portfolio. These payments may include: (i) full reallowance of the sales charge of Class A shares, (ii) additional compensation with respect to the sale and/or servicing of Class A and C shares, (iii) payments based upon factors such as the length of time the assets of a dealer's clients have been invested in the Portfolio and the levels of those clients' assets and (iv) financial assistance programs to firms who sell or arrange for the sale of Portfolio shares including, but not limited to, remuneration for: the firm's internal sales contests and incentive programs, marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder record keeping or miscellaneous administrative services. Payment for travel, lodging and related expenses may be provided for attendance at Portfolio seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the National Association of Securities Dealers, Inc ("NASD"). The participation of such firms in financial assistance programs is at the discretion of the firm. These payments described in this paragraph may be significant to the dealers receiving the payments and the entities paying them.

        Dealers may charge their customers a processing fee or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Portfolio's Prospectus and SAI. Customers will be provided with specific information about any processing or service fees charged by their dealer.

Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), One Lincoln Street, Boston, Massachusetts, 02111, serves as the custodian for the Trust. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Portfolio and, in such capacity, is the registered owner of securities in book-entry form belonging to the Portfolio. Upon instruction, State Street Bank receives and delivers cash and securities of the Portfolio in connection with Portfolio transactions and collects all dividends and other distributions made with respect to Portfolio portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Portfolio on a daily basis.

Independent Registered Public Accounting Firm. The Portfolio's independent registered public accounting firm is PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110. The independent registered public accounting firm conducts an annual audit of the Portfolio's financial statements, assists in the review of federal and state income tax returns and consults with the Portfolio as to matters of accounting and federal and state income taxation.


Counsel to the Portfolio. Ropes & Gray LLP, located at One International Place, Boston, MA 02110, serves as counsel to the Portfolio.

Other Arrangements

Transfer Agency Services


        Pursuant to a contract between the Trust, on behalf of the Portfolio, and Boston Financial Data Services, Inc. ("Boston Financial"), whose principal business address is Two Heritage Drive, Quincy, Massachusetts, 02171, acts as shareholder servicing and transfer agent for the Portfolio and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Portfolio's shares. The Portfolio commenced operations on November 1, 2005 and therefore did not pay any fees to Boston Financial for the fiscal year ended December 31, 2004.


Administrative Services

        IXIS Advisors performs certain accounting and administrative services for the Trust, pursuant to an Administrative Services Agreement (the "Administrative Agreement"). Under the Administrative Agreement, IXIS Advisors provides the following services to the Trust: (i) personnel that perform bookkeeping, accounting and financial reporting functions and clerical functions relating to the Trust, (ii) services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Trust or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) the various registrations and filings required by various regulatory authorities.

The Portfolio commenced operations on November 1, 2005 and therefore did not pay any fees to IXIS Advisors for the fiscal year ended December 31, 2004.


--------------------------------------------------------------------------------
                        PORTFOLIO MANAGEMENT INFORMATION
--------------------------------------------------------------------------------


PORTFOLIO MANAGERS' MANAGEMENT OF OTHER ACCOUNTS

        As of September 30, 2005, many of the Portfolio Manager(s) of the Portfolio managed other accounts in addition to managing the Portfolio. The following table provides information on the other accounts managed by each Portfolio Manager.

                             Registered Investment Companies   Other Pooled Investment Vehicles            Other Accounts
                            ---------------------------------- ---------------------------------- ----------------------------------
                                              Advisory fee is                     Advisory fee is                    Advisory fee
                             Other Accounts       based on       Other Accounts      based on      Other Accounts     is based on
                                 Managed        performance         Managed         performance       Managed         performance
--------------------------- ---------------- ----------------- ----------------- ---------------- ----------------- ----------------
Name of Portfolio Manager   # of     Total   # of      Total   # of      Total   # of     Total   # of      Total   # of     Total
(Firm)                      Accts   Assets    Accts   Assets    Accts   Assets   Accts   Assets   Accts    Assets   Accts   Assets
--------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- --------
Matthew A. Troxell          8       $1,385   0        $0       4        $675     1       $87 mil  45       $4,583   8       $1,064
 (AEW)                              mil                                 mil                                mil              mil
--------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- --------
John Hyll                   4       $227     0        $0       0        $0       0       $0       46       $6,660   0       0
(Loomis Sayles)                     mil                                                                    mil
--------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- --------
Matthew Eagan               2       $53 mil  0        $0       1        $119     0       $0       18       $1,045   0       $0
(Loomis Sayles)                                                         mil                                mil
--------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- --------
Clifton V. Rowe             3       $218     0        $0       0        0        0       $0       46       $1,441   0       $0
(Loomis Sayles)                     mil                                                                    mil
--------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- --------
Kathleen Gaffney            4       $5,975   0        $0       0        $0       0       $0       42       $4,064   0       $0
(Loomis Sayles)                     mil                                                                    mil
--------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- --------
Elaine Stokes               1       $12 mil  0        $0       0        $0       0       $0       22       $804     1       $169
(Loomis Sayles)                                                                                            mil              mil
--------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- --------
Mark Adams                  0       $0       0        $0       0        $0       0       $0       40       $42 mil  0       $0
(IXIS Advisors/
Active Investment Advisors)
--------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- --------
Kevin Maeda                 0       $0       0        $0       0        $0       0       $0       40       $42 mil  0       $0
(IXIS Advisors/
Active Investment Advisors)
--------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- --------
Serena Ng                   0       $0       0        $0       0        $0       0       $0       40       $42 mil  0       $0
(IXIS Advisors/
Active Investment Advisors)


Material Conflicts of Interest

        Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Portfolio and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Each of the adviser and the subadvisers has adopted policies and procedures to mitigate the effects of these conflicts. For more information on how each of the adviser and the subadvisers allocates investment opportunities between the Portfolio and their other clients, see the section "Allocation of Investment Opportunity Among Funds and Other Investors Managed by the Adviser and Subadvisers" in this SAI. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Portfolio, and through the use of "soft dollar arrangements", which are discussed in the section "Portfolio Transactions and Brokerage".

PORTFOLIO MANAGERS' COMPENSATION

        The following describes the structure of, and the method used to determine, the compensation of each of the above-listed portfolio managers as of September 30, 2005:


AEW. Compensation for all AEW professionals, including AEW REIT investment professionals such as the portfolio manager for the AEW Real Estate Fund and AEW Diversified REIT Discipline, is composed of two parts: base salary and incentive compensation. The firm's base salary structure is designed to reflect market rates for the various disciplines within the company, such as investment management, asset management and accounting. To determine appropriate "market ranges" for the various function areas (based on specific job characteristics and years of experience), AEW uses the services of an independent consulting firm which performs research into the compensation practices of firms similar to AEW within the industry.

Base salaries are supplemented by year-end incentive compensation awards, which account for a significant portion of total compensation. The awarding of incentive compensation is based upon the achievement of corporate objectives and specific individual goals, which are generally tied to the achievement of client objectives. Performance is measured by comparing the Diversified Composite returns over one- and three-year periods against the returns of the MSCI U.S. REIT Index and some peer funds over those periods. AEW's operating margins for the year determine the availability of funds for incentive compensation. Additionally, AEW's senior professionals (Principals), including Portfolio Manager Matthew Troxell, are eligible for participation in AEW's Equity Sharing program, which gives Principals of the firm economic interests in a portion of the firm's profits. This program is sponsored by AEW's parent company, IXIS Asset Management North America.


Neither base salary nor any other part of the investment team's compensation structure is based on assets under management.


IXIS Advisors/Active Investment Advisers. Compensation for each of the Portfolio Managers consists of a fixed base salary plus variable bonus. Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations. The variable bonus is based on a combination of firm performance (based on four factors -- financial profitability, gross sales, net sales and business development) and individual performance (based on individual performance assessed at least annually by the employee's manager). Neither the base salary nor the variable bonus is directly tied to the performance of individual portfolios or mutual funds, nor is it tied to the value of assets under management. Certain personnel, including Portfolio Managers, are also eligible to participate in a supplemental bonus plan. A minimum bonus is guaranteed for Portfolio Managers for 2005 and 2006. Additionally, employees with Active Investment Advisors prior to December 2004 participate in a long-term, deferred compensation program based upon a proportion of revenues. This portion of compensation is thus tied to Active Investment Advisor's fees on assets under management.


All employees of Active Investment Advisors are eligible to participate in the 401k plan and retirement plan of IXIS Advisors Group. IXIS provides a percentage of matching contributions to the 401k plan and fully covers the retirement plan, the latter being subject to a vesting schedule.

The Portfolio Managers manage accounts other than the Portfolio. Neither the base salary nor the variable bonus of the managers is dependant on assets in the Portfolio. However, a proportion of the total revenues generated from managing the Portfolio are included in the long-term, deferred compensation program.


Loomis Sayles. Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up of three main components - base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager's base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan.


Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations.


Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. It is based on four factors - investment performance, profit growth of the firm, profit growth of the manager's business unit and team commitment. Investment performance is the primary component and generally represents at least 60% of the total for fixed income managers. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the group's Chief Investment Officer
(CIO) and senior management. The CIO and senior management evaluate these other factors annually.

While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for fixed income managers is measured by comparing the performance of the firm's institutional composite (pre-tax and net of fees) in the manager's style to the performance of an external benchmark and a customized peer group. The benchmark used for the investment style utilized for the Inflation Protected Securities Discipline is the Lehman U.S. Treasury Inflation Protected Index and the benchmark used for the Multi-Sector Bond Discipline is the Lehman Government/Credit Index. The customized peer group is created by the firm and is made up of institutional managers in the particular investment style. A manager's relative performance for the past five years is used to calculate the amount of variable compensation payable due to performance. To ensure consistency, the firm analyzes the five-year performance on a rolling three-year basis. If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product.

Loomis Sayles uses both an external benchmark and a customized peer group as measuring sticks for fixed income manager performance because it believes they represent an appropriate combination of the competitive fixed income product universe and the investment styles offered by the firm.

Loomis Sayles has developed and implemented a long-term incentive plan to attract and retain investment talent. The plan supplements existing compensation. This plan has several important components distinguishing it from traditional equity ownership plans:

..    the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;
..    upon retirement a participant will receive a multi-year payout for his or her vested units;
..    participation is contingent upon signing an award agreement, which includes a non-compete covenant.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.


Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 3, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

PORTFOLIO MANAGERS' OWNERSHIP OF FUND SHARES

The Portfolio commenced operations on November 1, 2005 and, as of the date of this SAI, none of the Portfolio Managers owned any shares of the Portfolio.

--------------------------------------------------------------------------------
                      PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

        In placing orders for the purchase and sale of equity securities, the adviser and each subadviser of the

Portfolio selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. The adviser and each subadviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

        Subject to the overriding objective of obtaining the best possible execution of orders, the Portfolio's adviser and subadvisers may allocate brokerage transactions to affiliated brokers. Any such transactions will comply with Rule 17e-1 under the 1940 Act. In order for the affiliated broker to effect portfolio transactions for the Portfolio, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, the Trust's Board of Trustees, including a majority of the Independent Trustees, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.


Discipline Advised by IXIS Advisors (through its Active Investment Advisors Division). In placing securities trades with brokers or dealers, IXIS Advisors' primary policy is to execute all purchase and sales at the most favorable prices consistent with best execution. Best price, giving effect to brokerage commissions, if any, and other transaction costs, is normally an important factor in this decision, but the selection also takes into account the quality of brokerage services, including such factors as execution capability, willingness to commit capital, financial stability, and clearance and settlement capability. The reasonableness of brokerage commissions paid by client accounts over which IXIS Advisors has discretion to choose the broker is evaluated on an on-going basis. This policy governs the selection of brokers and dealers and the market in which a transaction is executed.


        It is IXIS Advisors' current policy not to receive products or services in return for client commission dollars. However, in the future, IXIS Advisors may revise its policies and receive so-called soft-dollar products or services that provide lawful assistance to IXIS Advisors in its investment decision-making process in accordance with applicable federal securities laws.

        IXIS Advisors may advise accounts that have similar investment objective and investment opportunities which are suitable for more than one such account. Where advisory accounts have competing interests in a limited investment opportunity, IXIS Advisors generally allocates purchase and sale opportunities on a basis that it, in good faith, believes is fair and equitable to such eligible client over time. In making such allocations, IXIS Advisors may consider, among other things, the relative time that the competing accounts have had funds available for investment, the relative amount of available funds, relative cash requirements for the competing accounts and the time that the competing accounts have had investments available for sale.

        IXIS Advisors may, but need not, aggregate or "bunch" orders for funds which it has investment discretion in circumstances in which IXIS Advisors believes that bunching will result in a more favorable overall execution. Where appropriate and practicable, IXIS Advisors may bunch a client's trades with trades of other clients and with trades of pooled vehicles in which IXIS Advisors personnel have a beneficial interest pursuant to an allocation process IXIS Advisors in good faith considers to be fair and equitable to all clients over time.

Discipline Sub-Advised by AEW. In placing securities trades with brokers or dealers, AEW's primary policy is to execute all purchases and sales at the most favorable prices consistent with best execution. AEW considers all factors it deems relevant including, by way of illustration and not limitation, brokerage commissions, dealer markups, the timing of the transaction taking into account the availability of the security, market prices and trends, the size of the transaction, the reputation, experience and financial stability of the broker or dealer in other transactions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed.

        It is AEW's current policy not to receive products or services in return for client commission dollars. In the future, AEW may revise its policies and receive so-called soft-dollar products or services that provide lawful assistance to AEW in its investment decision-making process in accordance with applicable federal securities laws.


        AEW may advise accounts that have similar investment objectives and investment opportunities which are suitable for more than one such account. Where advisory accounts have competing interests in a limited investment opportunity (such as many real estate-related investments), AEW generally allocates purchase and sale opportunities on a basis that it, in good faith, believes is fair and equitable to such eligible client over time.

        With respect to actively managed real estate securities portfolios, when AEW determines that an investment purchase or sale opportunity in a security is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, consistent with the foregoing, allocated by AEW to the participating accounts. AEW's general practice is to allocate transactions pro rata among accounts based on the average price obtained.

Disciplines Sub-Advised by Loomis Sayles. Generally, Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles' opinion, can provide the best overall net results for its clients. Transactions in unlisted equity securities (including NASDAQ securities) are frequently executed through a primary market maker but may also be executed on an Electronic Communication Network (ECN), Alternative Trading System (ATS), or other execution system. Fixed income securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

Commissions and Other Factors in Broker or Dealer Selection

        Loomis Sayles uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and to evaluate the overall reasonableness of brokerage commissions paid on client portfolio transactions by reference to such data. In making this evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker or dealer, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers and/or dealers, (b) research and other products or services (as described under "Soft Dollars" below) provided by such brokers and/or dealers which are expected to enhance Loomis Sayles' general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operations facilities of the brokers and/or dealers involved, (f) the risk in positioning a block of securities, and (g) the quality of the overall brokerage and research services provided by the broker and/or dealer.

Soft Dollars


        Loomis Sayles' receipt of brokerage and research products or services may sometimes be a factor in Loomis Sayles' selection of a broker or dealer to execute transactions for the Portfolio where Loomis Sayles believes that the broker or dealer will provide best execution of the transactions. Such brokerage and research products or services may be paid for with Loomis Sayles' own assets or may, in connection with transactions in equity securities effected for client accounts for which Loomis Sayles exercises investment discretion, be paid for with client commissions (the latter, sometimes referred to as Soft Dollars).


        The brokerage and research products and services that may be a factor in Loomis Sayles' selection of a broker or dealer and that may be acquired by Loomis Sayles with Soft Dollars include, without limitation, the following which aid Loomis Sayles in carrying out its investment decision-making responsibilities: a wide variety of reports, charts, publications, subscriptions, quotation services, news services, investment related hardware and software, and data on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, credit analysis, stock and bond market conditions and projections, asset allocation, portfolio structure, economic forecasts, investment strategy advice, fundamental and technical advice on individual securities, valuation advice, market analysis, advice as to the availability of securities or purchasers or sellers of securities, and meetings with management representatives of issuers and other analysts and specialists. The brokerage and research products or services provided to Loomis Sayles by a particular broker or dealer may include both (a) products and services created by such broker or dealer and (b) products and services created by a third party.

        If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a "research use") and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such "mixed-use item" between the research and non-research uses and will only use Soft Dollars to pay for the portion of the cost relating to its research use.

        In connection with Loomis Sayles' use of Soft Dollars, the Portfolio may pay a broker or dealer an amount of commission for effecting a transaction for the Portfolio in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services provided by the broker or dealer, viewed in terms of either the particular transaction or Loomis Sayles' overall responsibilities with respect to the Portfolio.

        Loomis Sayles may use Soft Dollars to acquire brokerage or research products and services that have potential application to all client accounts including the Portfolio to acquire brokerage or research products and services that will be applied in the management of a certain group of client accounts and, in some cases, may not be used with respect to the Portfolio. The products or services may not be used in connection with the management of some of the accounts including the Portfolio that paid commissions to the broker or dealer providing the products or services and may be used in connection with the management of other accounts.

        Loomis Sayles' use of Soft Dollars to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of Soft Dollars also benefits the Portfolio as described above. However, conflicts may arise between the Portfolio's interest in paying the lowest commission rates available and Loomis Sayles' interest in receiving brokerage and research products and services from particular brokers and dealers without having to purchase such products and services with Loomis Sayles' own assets. Loomis Sayles seeks to ensure that its Soft Dollar practices fall within the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

        For purposes of this Soft Dollars discussion, the term "commission" may include (to the extent applicable) both commissions paid to brokers in connection with transactions effected on an agency basis and markups, markdowns, commission equivalents, or other fees paid to dealers in connection with certain transactions as encompassed by relevant SEC interpretation. Loomis Sayles does not generate "soft dollars" on fixed income transactions.

General

        Subject to procedures adopted by the Board of Trustees of the Trust, the Portfolio's brokerage transactions may be executed by brokers that are affiliated with IXIS Asset Management North America or the Portfolio's adviser or subadvisers. Any such transactions will comply with Rule 17e-1 under the 1940 Act, or other applicable restrictions as permitted by the SEC pursuant to exemptive relief or otherwise.


        Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust's funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust may not serve as the funds' dealer in connection with such transactions. However, the Trust has obtained exemptive relief from the SEC permitting segments of the Portfolio to enter into principal transactions with affiliates of the subadvisers to other segments of the Portfolio (but not affiliates of the subadviser to such segment or of IXIS Advisors and its affiliates).


        To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, the adviser or a subadviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by the Portfolio toward the reduction of the Portfolio's expenses.

        It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

--------------------------------------------------------------------------------
                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES
--------------------------------------------------------------------------------

        IXIS Advisor Funds Trust I is registered with the SEC as an open-end management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts by an Amended and Restated Agreement and Declaration of Trust (a "Declaration of Trust") dated June 2, 2005, as amended, and is a "series" company as described in Section 18(f)(2) of the 1940 Act. Each series of the Trust is diversified. The name of the Trust has changed several times since its organization as noted below:

 Trust Name                                        Date
 ------------------------------------------------  -----------------------------
 The New England Life Government Securities Trust  June 1985 to August 1986
 The New England Funds                             September 1986 to March 1994
 New England Funds Trust I                         April 1994 to December 2000
 Nvest Funds Trust I                               January 2001 to April 2001
 CDC Nvest Funds Trust I                           May 2001 to April 2005
 IXIS Advisors Funds Trust I                       May 2005 to present


        IXIS Advisor Funds Trust I has eight (8) separate portfolios. One of the portfolios has a different fiscal year end and information regarding this portfolio can be found in the IXIS Advisor Funds Statement of Additional Information dated February 1, 2005, as revised May 1, 2005. CGM Advisor Targeted Equity Fund is the successor of NEL Growth Funds, Inc., which commenced operations in 1968. Hansberger International Fund was organized in 1995 and commenced operations on December 29, 1995. Prior to March 1, 2004, Hansberger International Fund was named "CDC Nvest Star International Fund". IXIS U.S. Diversified Portfolio was organized in 1994 and commenced operations on July 7, 1994. Prior to May 1, 2005, IXIS U.S. Diversified Portfolio was named "CDC Nvest Star Advisers Fund". IXIS Value Fund is the successor to NEL Retirement Equity Fund, Inc., which commenced operations in 1970. Prior to May 1, 2005, IXIS Value Fund was named "CDC Nvest Star Value Fund". Vaughan Nelson Small Cap Value Fund was organized in 1996 and commenced operations on December 31, 1996. Prior to March 1, 2004, Vaughan Nelson Small Cap Value Fund was named "CDC Nvest Star Small Cap Fund". Westpeak Capital Growth Fund was organized in 1992 and commenced operations on August 3, 1992. IXIS Income Diversified Portfolio commenced operations on November 1, 2005.

        The Declaration of Trust of IXIS Advisor Funds Trust I permits the Trust's Trustees to issue an unlimited number of full and fractional shares of each series (each, a "Fund"). Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The Declaration of Trust further permits the Trust's Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the Trust's Board of Trustees may determine. When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the Trust's Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

        The shares of the Portfolio are divided into two classes: Class A and Class C. The Portfolio offers such classes of shares as set forth in the Portfolio's Prospectus. All expenses of the Portfolio (including advisory and subadvisory fees but excluding transfer agency fees and expenses of printing and mailing Prospectuses to shareholders ("Other Expenses")) are borne by its Classes A and C shares on a pro rata basis, except for 12b-1 fees, which are borne separately by Classes A and C and may be charged at a separate rate to each such class. Other Expenses of Classes A and C are borne by such classes on a pro rata basis. The multiple class structure could be terminated should certain IRS rulings or SEC regulatory positions be rescinded or modified.

        The assets received by each class of the Portfolio for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of the Portfolio. The underlying assets of each class of the Portfolio are segregated and are charged with the expenses with respect to that class of the Portfolio and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of the Portfolio are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all of the Funds in the Trust.

        The Declaration of Trust also permits the Trust's Board of Trustees, without shareholder approval, to subdivide any Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. The Trust's Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes. Shareholders' investments in such an additional or merged series would be evidenced by separate series of shares (i.e., a new "fund").

        The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two thirds of the outstanding shares of each Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two thirds of the outstanding shares of such class. The Declaration of Trust further provides that the Board of Trustees may also without shareholder approval terminate the Trust or any Fund upon written notice to its shareholders.


Voting Rights


        Shareholders of the Portfolio are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) on the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.


        All classes of shares of the Portfolio have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. Matters submitted to shareholder vote will be approved by each series separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the matter does not affect all series, then only shareholders of the series affected shall be entitled to vote on the matter. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

        There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filing such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.


        Upon written request by a minimum of ten holders of shares having held their shares for a minimum of six months and having a net asset value of at least $25,000 (with respect to the Trust) or constituting at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).


        Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

        The affirmative vote of a majority of shares of the Trust voted (assuming a quorum is present in person or by proxy) is required to amend the Declaration of Trust if such amendment (1) affects the power of shareholders to vote, (2) amends the section of the Declaration of Trust governing amendments,
(3) is one for which a vote is
required by law or by the Trust's registration statement or (4) is submitted to the shareholders by the Trustees. If one or more new series of the Trust is established and designated by the trustees, the shareholders having beneficial interests in the Portfolio shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the Portfolio.

Shareholder and Trustee Liability


        Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of each Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.


        The Declaration of Trust further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of trustees and officers of the Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust offers only its own Funds' shares for sale, but it is possible that the Trust might become liable for any misstatements in a Prospectus that relate to another Trust. The trustees of the Trust have considered this possible liability and approved the use of a combined Prospectus for Funds of the Trusts.

Code of Ethics

        The Portfolio, its adviser and subadvisers, and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permits employees to invest in securities for their own accounts, under certain circumstances, including securities that may be purchased or held by the Portfolio. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies


        The Board of Trustees has adopted the Proxy Voting Policy and Guidelines (the "Guidelines") for the voting of proxies for securities held by any Funds. Under the Guidelines, the responsibility for voting proxies generally is delegated to a Fund's investment adviser or subadviser. Under the Guidelines, decisions regarding the voting of proxies are to be made solely in the interest of the Fund and its shareholders. The adviser or subadviser shall exercise its fiduciary responsibilities to vote proxies with respect to the Portfolio's investments that are managed by that adviser or subadviser in a prudent manner in accordance with the Guidelines and the proxy voting policies of the adviser or subadviser. Proposals that, in the opinion of the adviser or subadviser, are in the best interests of shareholders are generally voted "for" and proposals that, in the judgment of the adviser or subadviser, are not in the best interests of shareholders are generally voted "against". The adviser or subadviser is responsible for maintaining certain records and reporting to the Audit Committee of the Trusts in connection with the voting of proxies. The adviser or subadviser shall make available to the Fund the records and information maintained by the adviser or subadviser under the Guidelines.

        Information regarding how the Portfolio voted proxies relating to portfolio securities during the12 month period ended June 30, 2006 will be available (1) without charge, through the Portfolio's website at www.ixisadvisorfunds.com; and (2) on the SEC's website at www.sec.gov.

IXIS Advisors. Generally, proxy voting responsibilities and authority are delegated to a fund's sub-adviser. In situations where IXIS Advisors retains proxy voting authority, including with respect to the Active Dividend Equity Discipline, it follows the following guidelines. IXIS Advisors has a fiduciary responsibility to exercise voting authority over securities held in client portfolios. Decisions regarding the voting of proxies shall be made solely in the interest of each client account advised by IXIS Advisors with the exclusive purpose being to provide benefits to clients by considering those factors that affect the value of their securities.


        IXIS Advisors utilizes the services of a third party proxy service provider ("Proxy Service Provider"), a proxy-voting agent. The Proxy Service Provider may maintain records, provide reports, develop models and research, and vote proxies in accordance with instructions and guidelines provided by IXIS Advisors. These instructions and guidelines shall be consistent with the Proxy Voting Policy of IXIS Advisors, which generally votes "for" proposals that, in the judgment of IXIS Advisors, would serve to enhance shareholder value, and generally votes "against" proposals that, in the judgment of IXIS Advisors, would impair shareholder value. These instructions and guidelines direct the proxy-voting agent, on behalf of IXIS Advisors and those clients for which IXIS Advisors has retained investment discretion, to vote for or against specific types of routine proposals, while generally reserving other non-routine proposals for IXIS Advisors to decide on a case-by-case basis.

        With respect to proposals to be decided by IXIS Advisors on a case-by-case basis, a senior officer of IXIS Advisors has the responsibility to determine how the proxies should be voted and for directing the proxy-voting agent to vote accordingly. In all cases this individual will endeavor to vote each proxy in the interests of client accounts. An internal committee of IXIS Advisors reviews proxy-voting policies on an annual basis.

AEW. AEW utilizes the services of a third party proxy service provider to assist in voting proxies. When voting proxies and responding to tender offers, AEW acts prudently, solely in the best interest of its clients, and for the exclusive purpose of maximizing value to its clients. AEW takes reasonable steps under the circumstances to assure that it has actually received all of the proxies for which it has voting authority. AEW considers those factors that would affect the value of its clients' investments and may not, unless specifically directed to do so by a client, consider unrelated objectives, such as social considerations. In the event of any conflict of interest involving any proxy vote, AEW will vote in accordance with recommendations provided by an independent party proxy service provider.

Loomis Sayles. Loomis Sayles uses the services of third parties ("Proxy Voting Service(s)") to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Each Proxy Voting Service has a copy of Loomis Sayles' proxy voting procedures ("Procedures") and provides vote recommendations and/or analysis to Loomis Sayles based on Loomis Sayles' Procedures and the Proxy Voting Service's own research. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless the Proxy Committee determines that the client's best interests are served by voting otherwise.

        All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security, and will be voted in the best investment interests of the client. All routine for and against issues will be voted according to Loomis Sayles' policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security. Loomis Sayles' Proxy Committee has established these routine policies in what it believes are the best investment interests of Loomis Sayles' clients.

        The specific responsibilities of the Proxy Committee include (1) developing, authorizing, implementing and updating the Procedures, including an annual review of the Procedures, existing voting guidelines and the proxy voting process in general, (2) oversight of the proxy voting process including oversight of the vote on proposals according to the predetermined policies in the voting guidelines, directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and consultation with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate and, (3) engagement and oversight of third-party vendors, including Proxy Voting Services.

        Loomis Sayles has established several policies to ensure that proxy votes are voted in its clients' best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in the Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services' recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services' recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

--------------------------------------------------------------------------------
                               PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

        The Portfolio's turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities, excluding securities having maturity dates at acquisition of one year or less, for the fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolio during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio, thereby decreasing the Portfolio's total return. It is impossible to predict with certainty whether future portfolio turnover rates will be higher or lower than those experienced during past periods.

        Generally, the Portfolio intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when an adviser or subadviser believes that portfolio changes are appropriate.

--------------------------------------------------------------------------------
                         PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

        The Portfolio has adopted policies to control the disclosure of portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Board of Trustees. Generally, portfolio holdings information will not be disclosed until it is first posted on the Portfolio's website at www.ixisadvisorfunds.com. Generally, portfolio holdings information will not be posted until it is aged for at least 30 days. Any holdings information that is released must clearly indicate the date of the information, and must state that due to active management, the Portfolio may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average Price-Earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific portfolio holdings.

        The Board of Trustees has approved exceptions to the general policy on the sharing of portfolio holdings information as in the best interests of the
Portfolio:

     (1) Disclosure of portfolio holdings posted on the Portfolio's website provided that information is shared no sooner than the next day following the day on which the information is posted.


     (2) Disclosure to firms offering industry-wide services, provided that the firm has entered into a confidentiality agreement with the Portfolio, its principal underwriter or an affiliate of the Portfolio's principal underwriter. Entities that receive information pursuant to this exception include Lipper (monthly disclosure of full portfolio holdings, provided 5 days after month-end); Standard & Poor's

          (quarterly disclosure of full portfolio holdings, provided 2 days after calendar quarter-end); Vestek (daily disclosure of full portfolio holdings, provided the next business day); and FactSet (daily disclosure of full portfolio holdings, provided the next business day);


     (3) Disclosure to ADP Investor Communication Services, Inc. as part of the proxy voting recordkeeping services provided to the Portfolio, and to vendors that provide proxy services, including proxy voting administration and research services, to the adviser and subadvisers of the Portfolio (portfolio holdings of issuers as of record date for shareholder meetings);

     (4) Disclosure to employees of the Portfolio's adviser, subadvisers, principal underwriter, administrator, custodian and fund accounting agent, as well as to broker dealers executing portfolio transactions for the Portfolio, provided that such disclosure is made for bona fide business purposes; and

     (5) Other disclosures made for non-investment purposes, but only if approved in writing in advance by an officer of the Portfolio. Such exceptions will be reported to the Board of Trustees.


        With respect to (5) above, approval will be granted only when the officer determines that the Portfolio has a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this SAI, the only entity that receives information pursuant to this exception is GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Portfolio's semi-annual financial statements, quarterly Form N-Q filings and other related items. The Portfolio's Board of Trustees exercises oversight of the disclosure of the Portfolio's portfolio holdings by reviewing, on a quarterly basis, persons or entities receiving such disclosure. Notwithstanding the above, there is no assurance that the Portfolio's policies on the sharing of portfolio holdings information will protect the Portfolio from the potential misuse of holdings by individuals or firms in possession of that information.


        In addition, any disclosures of portfolio holdings information by the Portfolio or its adviser and/or subadvisers must be consistent with the anti-fraud provisions of the federal securities laws, the Portfolio's and the adviser's/subadvisers' fiduciary duty to shareholders, and the Portfolio's code of ethics. The Portfolio's policies expressly prohibit the sharing of portfolio holdings information if the Portfolio, its adviser and/or subadvisers, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term "consideration" includes any agreement to maintain assets in the Portfolio or in other funds or accounts managed by the Portfolio's adviser and/or subadvisers or by any affiliated person of the adviser and/or subadvisers.

--------------------------------------------------------------------------------
                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

        The procedures for purchasing shares of the Portfolio are summarized in the Prospectus. All purchases made by check should be in U.S. dollars and made payable to IXIS Advisor Funds, or, in the case of a retirement account, the custodian or trustee.

        For purchase of Portfolio shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (the "Exchange") on a day when the Exchange is open; otherwise the settlement date is the second business day after receipt. For telephone orders, the settlement date is the third business day after the order is made.

        Shares may also be purchased either in writing, by phone, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the Prospectus through firms that are members of the NASD and that have selling agreements with the Distributor. You may also use IXIS Advisor Funds Personal Access Line(R) (800-225-5478, press 1) or IXIS Advisor Funds Web site (www.ixisadvisorfunds.com) to purchase Portfolio shares. For more information, see the section "Shareholder Services" in this Statement.


        A shareholder may purchase additional shares electronically through the ACH system so long as the shareholder's bank or credit union is a member of the ACH system and the shareholder has a completed, approved ACH application on file. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more days to complete.

        The Distributor may at its discretion, for existing clients, accept a telephone order for the purchase of $5,000 or more of the Portfolio's Class A and C shares. Payment must be received by the Distributor within three business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through the Distributor or your investment dealer.

        If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules as summarized in the Prospectus may apply.

--------------------------------------------------------------------------------
                    NET ASSET VALUE AND PUBLIC OFFERING PRICE
--------------------------------------------------------------------------------

        The method for determining the public offering price and net asset value per share is summarized in the Prospectus.

        The total net asset value of each class of shares of the Portfolio (the excess of the assets of the Portfolio attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. In addition, in IXIS Advisor's or the subadvisers' discretion, the Portfolio's shares may be priced on a day the Exchange is closed for trading if IXIS Advisors or a subadviser, in its discretion, determines that it is advisable to do so based primarily upon factors such as whether (i) there has been enough trading in that Portfolio's portfolio securities to materially affect the net asset value of the Portfolio's shares and (ii) whether in IXIS Advisor's or the subadviser's view sufficient information (e.g., prices reported by pricing services) is available for the Portfolio's shares to be priced. The Portfolio does not expect to price its shares on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities listed on a national securities exchange or on the NASDAQ National Market System are valued at market price (generally, their last sale price, or, if there is no reported sale during the day, the last reported bid price estimated by a broker, although "market price" for securities traded on NASDAQ will generally be considered to be the NASDAQ official closing price.) Unlisted securities traded in the over-the-counter market are valued at the last reported bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make a market in the securities. U.S. government securities are traded in the over-the-counter market. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are taken at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

        Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the Exchange. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange except for securities traded on the London Stock Exchange ("British Equities"). British Equities will be valued at the mean between the last bid and last asked prices on the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the Exchange, generally 4:00 p.m. Eastern time, when the Portfolio computes the net asset value of its shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of the Portfolio's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of the Portfolio's securities occur during such period, then these securities may be fair valued at the time the Portfolio determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Portfolio may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Portfolio's net asset value is calculated.


        Because of fair value pricing, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value. The Portfolio may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).


        Trading in some of the portfolio securities of the Portfolio takes place in various markets outside the United States on days and at times other than when the Exchange is open for trading. Therefore, the calculation of the Portfolio's net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Portfolio's portfolio may change on days when the Portfolio is not open for business and its shares may not be purchased or redeemed.


        The per share net asset value of a class of the Portfolio's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share is the net asset value per share next-determined after a properly completed purchase order is accepted by Boston Financial or State Street Bank, plus a sales charge as set forth in the Portfolio's Prospectus.


--------------------------------------------------------------------------------
                              REDUCED SALES CHARGES
--------------------------------------------------------------------------------

        The following special purchase plans are summarized in the Prospectus and are described in greater detail below. Investors should note that in many cases, the broker, and not the Portfolio, is responsible for ensuring that the investor receives current discounts.


        If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure you obtain the proper "breakpoint" discount. In order to reduce your sales charge, it will be necessary at the time of purchase to inform the Distributor and your financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to the investor's account. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold Portfolio shares, including accounts with other financial intermediaries, and your family members' and other related parties' accounts, in order to verify your eligibility for the reduced sales charge.


        Cumulative Purchase Discount. A Portfolio shareholder may make an initial or an additional purchase of Class A shares and be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder's "total investment" in the Portfolio reaches the breakpoint for a reduced sales charge in the table under "How Sales Charges Are Calculated - Class A shares" in the Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of the IXIS Advisor Funds held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more Funds or other of the IXIS Advisor Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another Fund, IXIS Advisor Fund, or Loomis Sayles Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.


        Letter of Intent. A Letter of Intent (a "Letter"), which can be effected at any time, is a privilege available to investors that reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $100,000, $250,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all series and classes of the Trusts over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.


        A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order by the Distributor, or, if communicated by a telephone exchange or order, at the date of telephoning provided a signed Letter, in good order, reaches the Distributor within five business days.

        A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the effective date of the Letter, the account will be credited with the Rights of Accumulation ("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective dates of the Letter based on the "public offering price computed on such date."

        The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

        State Street Bank will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the commitment stated in the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to State Street Bank the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes State Street Bank to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

        Combining Accounts. For purposes of determining the sales charge applicable to a given purchase, a shareholder may elect to combine the purchase and the shareholder's total investment (calculated at the current public offering price) in all series and classes of the IXIS Advisor Funds (excluding the IXIS Cash Management Trust - Money Market Series (the "Money Market Fund"), unless the shares were purchased through an exchange with another IXIS Advisor
Fund) with the purchases and total investment of the shareholder's spouse, parents, children, siblings, in-laws, grandparents, grandchildren, single trust estates, individual fiduciary accounts and sole proprietorships or any other group of individuals acceptable to the Distributor. If the combined value of the purchases and total investments exceed a sales charge breakpoint as disclosed in the Prospectus, the lower sales charge applies to the entire amount of the purchase, even though some portion of that investment is below the breakpoint to which a reduced sales charge applies.

        For certain retirement plans, the Distributor may, in its discretion, combine the purchases and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

        Purchases and total investments of individuals may not be combined with purchases and total investments of the retirement plan accounts described in the preceding paragraph for the purpose of determining the availability of a reduced sales charge. Only the purchases and total investments in tax-qualified retirement plans or other employee benefit plans in which the shareholder is the sole participant may be combined with individual accounts for purposes of determining the availability of a reduced sales charge.

        Clients of the Adviser. No front-end sales charge or CDSC applies to investments of $25,000 or more in Class A shares of the Portfolio by (1) clients of an adviser to any series of the Trusts; any director, officer or partner of a client of an adviser to any series of the Trusts; or the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser to any series of the Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser to any series of the Trusts. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase.

        Eligible Governmental Authorities. There is no sales charge or CDSC related to investments in Class A shares of the Portfolio by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that the Portfolio is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

        Investment Advisory Accounts. Class A shares of the Portfolio may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

        Certain Broker-Dealers and Financial Services Organizations. Class A shares of the Portfolio also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may also receive compensation based upon the average value of the Portfolio shares held by their customers. This compensation may be paid by IXIS Advisors, or its affiliates out of their own assets, and/or be paid indirectly by the Portfolio in the form of servicing, distribution or transfer agent fees.


        Certain Retirement Plans. Class A shares of the Funds are available at net asset value for investments by participant-directed 401(a) and 401(k) plans that have $1 million or more in total plan assets with the Funds or 100 or more eligible employees or by retirement plans whose third party administrator or dealer has entered into a service agreement with the Distributor and which may be subject to certain operational and minimum size requirements specified from time to time by the Distributor. The Distributor may pay compensation to such third party administrators or dealers. This compensation may be paid indirectly by the Fund in the form of service and/or distribution fees.


        Bank Trust Departments or Trust Companies. Class A shares of the Portfolio are available at net asset value for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

        The reduction or elimination of the sales charges in connection with special purchase plans described above reflects the absence or reduction of expenses associated with such sales.

--------------------------------------------------------------------------------
                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

Open Accounts


        A shareholder's investment is automatically credited to an open account maintained for the shareholder by Boston Financial. Following each additional investment or redemption from the account initiated by an investor, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, Boston Financial will send each shareholder a statement providing account information which may include federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. Boston Financial may charge a fee for providing duplicate information.

        The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for any class of shares.


        The costs of maintaining the open account system are paid by the Portfolio and no direct charges are made to shareholders. Although the Portfolio has no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Classes A and C Shares)


        Subject to the Portfolio's investor eligibility requirements, investors may automatically invest in additional shares of the Portfolio on a monthly basis by authorizing the Distributor to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments and are forwarded to Boston Financial for investment in the Portfolio. An Investment Builder application or payroll deduction authorization form must be completed to open an automatic investment plan and may be obtained by calling the Distributor at 800-225-5478 or your investment dealer or by visiting the Portfolio's website at www.ixisadvisorfunds.com.

        This program is voluntary and may be terminated at any time by Boston Financial upon notice to existing plan participants. The Investment Builder Program plan may be discontinued at any time by the investor by written notice to Boston Financial, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to the shareholder at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.


Retirement Plans and Other Plans Offering Tax Benefits (Classes A and C Shares)

        The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Portfolio or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts
(IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b) plans.

        The minimum initial investment available to retirement plans and other plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in the Portfolio must be at least $10,000 for each participant in corporate pension and profit sharing plans and Keogh plans, IRAs and Coverdell Education Savings Accounts and at least $100 for any subsequent investments. There is a subsequent investment minimum of $100 for payroll deduction investment programs for SARSEP, SEP, 403(b) and certain other plans. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.

Systematic Withdrawal Plans (Classes A and C Shares)

        An investor owning the Portfolio's shares having a value of $10,000 or more at the current public offering price may establish a Systematic Withdrawal Plan ("Plan") providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or the Distributor.

        A shareholder under a Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or (3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

        In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Portfolio with respect to which you are electing the Plan.

        All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) at net asset value determined on the record date.

        Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, a shareholder should consider whether a Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Portfolio and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Income Dividends, Capital Gains Distributions and Taxes" or "Taxation of Funds" below for certain information as to federal income taxes.

        It may be disadvantageous for a shareholder to purchase on a regular basis additional Portfolio shares with a sales charge while redeeming shares under a Plan. Accordingly, the Portfolio and the Distributor do not recommend additional investments in Class A shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments. IXIS Advisor Funds may modify or terminate this program at any time.

        Because of statutory restrictions this Plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.

Dividend Diversification Program

        You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another IXIS Advisor Fund, subject to the investor eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing Fund account and, if a new account in the purchased Fund is being established, the purchased Fund's minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other IXIS Advisor Fund, you must obtain and carefully read a copy of that Fund's Prospectus.

Exchange Privilege


        A shareholder may exchange the shares of the Portfolio for shares of the same class of another IXIS Advisor Fund, Money Market Fund or series of Loomis Sayles Funds I or Loomis Sayles Funds II that offers that class (subject to the investor eligibility requirements, if any, of the fund into which the exchange is being made and any other limits on the sales of or exchanges into that fund) on the basis of relative net asset values at the time of the exchange without any sales charge. An exchange of shares in one fund for shares of another fund is a taxable event on which gain or loss may be recognized. In certain limited circumstances, the Distributor may waive the requirement that shareholders pay the difference between any sales charge already paid on their shares and the higher sales charge of the fund into which they are exchanging at the time of the exchange. When an exchange is made from the Class A or Class C shares of the Portfolio to the same class of shares of another Fund, the shares received by the shareholder in the exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC. As stated above, if you own Class A or Class C shares, you may also elect to exchange your shares of any Fund for shares of the same class of the Money Market Fund. On all exchanges of Class A or C shares subject to a CDSC into the Money Market Fund, the exchange stops the aging period relating to the CDSC. The aging period resumes only when an exchange is made back into Classes A and C shares of a Fund. Shareholders may also exchange their shares in the Money Market Fund for shares of the same class of any other IXIS Advisor Fund listed below, subject to those funds' eligibility requirements and sales charges. Class C shares in accounts of IXIS Cash Management Trust - Money Market Series may exchange into Class C shares of a IXIS Advisor Fund subject to its CDSC schedule. These options are summarized in the Prospectus. An exchange may be effected, provided that neither the registered name nor address of the accounts is different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Portfolio at 800-225-5478 or (2) a written exchange request to the Portfolio, P.O. Box 219579, Kansas City, MO 64121-9579. You must acknowledge receipt of a current Prospectus for a Fund before an exchange for that Fund can be effected. The minimum amount for an exchange is the minimum amount to open an account or the total net asset value of your account, whichever is less.

        Exchanges of Portfolio shares may be subject to redemption fees. See the Prospectus for more details.

        Agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries may, at the discretion of New England Financial, elect to exchange Class A shares of any series of the Trusts acquired in connection with deferred compensation plans offered by New England Financial for Class Y shares of any series of the Trusts which offers Class Y shares. To obtain a Prospectus and more information about Class Y shares, please call the Distributor toll free at 800-225-5478.

        Before requesting an exchange into any other IXIS Advisor Fund, Money Market Fund, or series of Loomis Sayles Funds I or Loomis Sayles Funds II, please read its prospectus carefully. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

Automatic Exchange Plan (Classes A and C Shares)


        As described in the Prospectus following the caption "Additional Investor Services of IXIS Advisor Funds," a shareholder may establish an Automatic Exchange Plan under which shares of the Portfolio are automatically exchanged each month for shares of the same class of one or more of the other Funds. Registration on all accounts must be identical. The two dates each month on which exchanges may be made are the 15th and 28th (or the first business day thereafter if either the 15th or the 28th is not a business day) until the account is exhausted or until Boston Financial is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form to establish an Automatic Exchange Plan is available from Boston Financial or your financial representative.


Broker Trading Privileges

        The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Portfolio shares until the close of regular trading on the Exchange (normally, 4:00 p.m. Eastern time on each day that the Exchange is open for trading); such purchase and redemption orders will be deemed to have been received by the Portfolio when the authorized broker or intermediary accepts such orders; and such orders will be priced using the Portfolio's net asset value next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Distributor no later than the time specified in such agreement; but, in any event, no later than 9:30 a.m. following the day that such purchase or redemption orders are received by the broker or intermediary.

Self-Servicing Your Account with IXIS Advisor Funds Personal Access Line(R) and Web Site

        IXIS Advisor Funds shareholders may access account information, including share balances and recent account activity online, by visiting our Web site at www.ixisadvisorfunds.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. IXIS Advisor Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling IXIS Advisor Funds at 800-225-5478, or writing to us at P.O. Box 219579, Kansas City, MO 64121-9579. More information regarding these features may be found on our Web site at www.ixisadvisorfunds.com.

        Investor activities through these mediums are subject to the terms and conditions outlined in the following IXIS Advisor Funds Online and Telephonic Customer Agreement. This agreement is also posted on our Web site. The initiation of any activity through the IXIS Advisor Funds Personal Access Line(R) or Web site at www.ixisadvisorfunds.com by an investor shall indicate agreement with the following terms and conditions:

           IXIS Advisor Funds Online and Telephonic Customer Agreement

NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

        The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company that provides the information. No party that provides a connection between this Web site and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

        The online acknowledgments or other messages that appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE FUND COMPANY.

        You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from, your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE IXIS ADVISOR FUNDS PERSONAL ACCESS LINE(R)

        You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

        You agree that IXIS Advisor Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

        IXIS Advisor Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and IXIS Advisor Funds makes no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly IXIS Advisor Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

        The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While IXIS Advisor Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify IXIS Advisor Funds if any of the following occurs:

1. You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2. You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3. You transmit a transaction for which you do not receive a confirmation number.

4. You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5. You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

        Any costs incurred in connection with the use of the IXIS Advisor Funds Personal Access Line(R) or the IXIS Advisor Funds Internet site including telephone line costs and Internet service provider costs are solely your responsibility. Similarly IXIS Advisor Funds makes no warranties concerning the availability of Internet services or network availability.

        IXIS Advisor Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

YOU HAVE THE ABILITY TO RESTRICT INTERNET AND TELEPHONIC ACCESS TO YOUR ACCOUNTS BY NOTIFYING IXIS ADVISOR FUNDS OF YOUR DESIRE TO DO SO.

Written notifications to IXIS Advisor Funds should be sent to:

        IXIS Advisor Funds
        P. O. Box 219579
        Kansas City, MO 64121-9579

Notification may also be made by calling 800-225-5478 during normal business hours.

--------------------------------------------------------------------------------
                                   REDEMPTIONS
--------------------------------------------------------------------------------

        The procedures for redemption of shares of the Portfolio are summarized in its Prospectus. As described in the Prospectus, a CDSC may be imposed on certain purchases of Classes A and C shares, and a redemption fee may be charged on redemptions and exchanges of certain of the Funds. For purposes of the CDSC, an exchange of shares from one Fund to another Fund is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class A or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. For Class C shares and Class A shares subject to CDSC, it will be assumed that the redemption is first of any shares that have been in the shareholder's Fund account for over a year, and second of any shares that have been in the shareholder's Portfolio account for under a year. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

        The Portfolio will only accept medallion signature guarantees bearing the STAMP 2000 Medallion imprint. However, a medallion signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, or if the proceeds are going to a bank on file.

        If you select the telephone redemption service in the manner described in the next paragraph, shares of the Portfolio may be redeemed by calling toll free 800-225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the Exchange. Requests made after that time or on a day when the Exchange is not open for business will receive the next business day's closing price. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request, which complies with the redemption procedures established by the Portfolio from time to time.


        In order to redeem shares by telephone, a shareholder must either select this service when completing the Portfolio application or must do so subsequently on the Service Options Form, which is available at www.ixisadvisorfunds.com or from your investment dealer. When selecting the service, a shareholder may have their withdrawal proceeds sent to his or her bank, in which case the shareholder must designate a bank account on his or her application or Service Options Form to which the redemption proceeds should be sent as well as provide a check marked "VOID" and/or a deposit slip that includes the routing number of his or her bank. Any change in the bank account so designated may be made by furnishing to Boston Financial or your investment dealer a completed Service Options Form, which may require a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Portfolio, the Distributor and State Street Bank are not responsible for the authenticity of withdrawal instructions received by telephone, although they will apply established verification procedures. Boston Financial, as agreed to with the Portfolio, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor's telephone instructions and recording an investor's instructions.

        Shares purchased by check or through ACH may not be available immediately for redemption. The Portfolio may withhold redemption proceeds for 10 days when redemptions are made within 10 calendar days of purchase by check or through ACH.


        The redemption price will be the net asset value per share (less any applicable CDSC and redemption fee) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Portfolio within seven days thereafter. However, in the event of a request to redeem shares for which the Portfolio has not yet received good payment, the Portfolio reserves the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within ten calendar days prior to the redemption request (unless the Portfolio is aware that the check has cleared).


        The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70 1/2 (waivers apply only to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% of the value of the account, and redemptions made from the account to pay custodial fees. The CDSC may also be waived on redemptions within one year following the death of (i) the sole shareholder of an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act, Uniform Transfer to Minors Act or other custodial account. If the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption occurring within one year of death. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged. If shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed from the transferee's account.


        The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59 1/2 for shareholders who established custodial accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from 403(b)(7) custodial accounts due to death or disability.

        The CDSC may also be waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70 1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

        A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of IXIS Advisor Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

        In order to redeem shares electronically through the ACH system, a shareholder's bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than 4:00 p.m. (Eastern time). Upon receipt of the required information, the appropriate number shares will be redeemed and the monies forwarded to the bank designated on the shareholder's application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder's bank within three business days. The availability of these monies will depend on the individual bank's rules.

        The Portfolio will normally redeem shares for cash; however, the Portfolio reserves the right to pay the redemption price wholly or partly in kind if the Trust's Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of the Portfolio. The redemptions in kind will be selected by the Portfolio's adviser in light of the Portfolio's objective and will not generally represent a pro rata distribution of each security held in the Portfolio's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Portfolio has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Portfolio is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Portfolio at the beginning of such period. The Portfolio does not currently impose any redemption charge other than the CDSC imposed by the Portfolio's distributor, as described in the Prospectuses. The Board of Trustees reserves the right to impose additional charges at any time. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Income Dividends, Capital Gain Distributions and Tax Status," below.


Minimum Balance Policy

        The Portfolio, on an annual basis, may deduct a minimum balance fee of $20 for accounts that fall below the minimum amount required to establish an account, as described in the Portfolio's prospectus. The fee is subject to change. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The valuation of account balances and the deduction of the fee generally occur during the third week in September of each calendar year, although they may occur at a later date in the year. The fee will not be deducted from Portfolio positions opened after June 30th of that calendar year. Certain accounts, such as accounts using an IXIS Advisors Funds' prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts), are excepted from the minimum balance fee.

        In its discretion, the Portfolio may also close an account and send the account holder the proceeds if the account falls below the minimum amount. It is expected that accounts maintained by intermediaries through the National Securities Clearing Corporation will be liquidated, rather than assessed a fee, if the account balance falls below the minimum required to open an account. The valuation of account balances and the liquidations generally occur in October of each calendar year, although they may occur at a later date in the year. Any account opened after June 30th of a calendar year will not be subject to the liquidation for that calendar year.


Reinstatement Privilege (Class A shares only)

        The Prospectus describes redeeming shareholders' reinstatement privileges for Class A shares. Written notice and the investment check from persons wishing to exercise this reinstatement privilege must be received by your investment dealer within 120 days after the date of the redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds or to the nearest full share if fractional shares are not purchased.

        Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Portfolio should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Yield and Total Return

        The Portfolio may advertise the yield of each class of its shares. The Portfolio's yield will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield and the tax exempt status of distributions should be considered when comparing the Portfolio's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Portfolio's shares and to the relative risks associated with the investment objectives and policies of the Portfolio. Yields do not take into account any applicable sales charges or CDSC. Yield may be stated with or without giving effect to any expense limitations in effect for the Portfolio. For those funds that present yields reflecting an expense limitation or waiver, its yield would have been lower if no limitation or waiver were in effect. Yields and total returns will generally be higher for Class A shares than for Class C shares of the Portfolio, because of the higher levels of expenses borne by the Class C shares.

        The Portfolio may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class's distributions from net investment income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value. If the net asset value, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

        At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

        Investors in the Portfolio are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor's focus on the yield of the Portfolio to the exclusion of the consideration of the share price of that Portfolio may result in the investor's misunderstanding the total return he or she may derive from the Portfolio.

--------------------------------------------------------------------------------
             INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

        As described in the Prospectus, it is the policy of the Portfolio to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

        Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the Portfolio based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to IXIS Advisor Funds. In order for a change to be in effect for any dividend or distribution, it must be received by IXIS Advisor Funds on or before the record date for such dividend or distribution.

        If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Portfolio or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

        As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31st of the succeeding year.

        Taxation of the Portfolio. The Portfolio intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, the Portfolio must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of the sum of its taxable net investment income, net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and
(iii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash, U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Portfolio's total assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades or businesses.

        So long as it qualifies for treatment as a regulated investment company, the Portfolio will not be subject to federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including Capital Gain Dividends, defined below). If the Portfolio failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Portfolio would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

        A nondeductible excise tax at the rate of 4% will be imposed on the excess, if any, of the Portfolio's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Portfolio's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31st (or December 31st, if the Portfolio is so permitted to elect and so elects) plus undistributed amounts from prior years. The Portfolio intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.

        Taxation of Portfolio Distributions. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income to the extent of the Portfolio's earnings and profits. Taxes on distributions of capital gains are determined by how long the Portfolio owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Portfolio owned for more than one year and that are properly designated by the Portfolio as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Portfolio owned for one year or less will be taxable as ordinary income.

        Distributions are taxable to shareholders even if they are paid from income or gains earned by the Portfolio before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated by the Portfolio as "exempt-interest dividends"). Any gain resulting from the sale or exchange of Portfolio shares generally will be taxable as capital gains. Distributions declared and payable by the Portfolio during October, November or December to shareholders of record on a date in any such month and paid by the Portfolio during the following January will be treated for federal tax purposes as paid by the Portfolio and received by shareholders on December 31st of the year in which declared.

        Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning on or before December 31, 2008.

        For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Portfolio shareholder to be qualified dividend income, the Portfolio must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Portfolio's shares. A dividend will not be treated as qualified dividend income (at either the Portfolio or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Income derived from investments in fixed-income securities is not eligible for treatment as qualified dividend income.

        In general, distributions of investment income designated by the Portfolio as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Portfolio's shares. In any event, if the aggregate qualified dividends received by the Portfolio during any taxable year are 95% or more of its gross income, then 100% of the Portfolio's dividends (other than property designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

        If the Portfolio makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

        Sale or Redemption of Shares. The sale, exchange or redemption of Portfolio shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Portfolio shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Portfolio shares will be disallowed if other substantially identical shares of the Portfolio are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

        A loss on the sale of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received with respect to such shares and thereafter treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Furthermore, no loss will be allowed on the sale of Portfolio shares to the extent the shareholder acquired other shares of the Portfolio within a period beginning 30 days prior to the sale of the loss shares and ending 30 days after such sale.

        Passive Foreign Investment Companies. Funds that invest in foreign securities may own shares in certain foreign investment entities, referred to as "passive foreign investment companies" ("PFICs"). In order to avoid U.S. federal income tax, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, the Portfolio may elect to "mark-to-market" annually its investments in such entities and to distribute any resulting net gain to shareholders. The Portfolio may also elect to treat the PFIC as a "qualified electing fund" (a "QEF election") in which case the Portfolio would be required to include its share of the company's income and net capital gains annually, regardless of whether it receives distributions from the company. The QEF and mark-to-market elections may require the Portfolio to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Portfolio-level tax. Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

        Foreign Taxes. Funds that invest in foreign securities may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Portfolio's portfolio. The Portfolio may in some circumstances be eligible to, and in its discretion may, make an election under the Code that would allow Portfolio shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by the Portfolio to foreign countries in respect of foreign securities held at least a minimum period specified in the Code. If the Portfolio makes the election, the amount of each shareholder's distribution reported on the information returns filed by the Portfolio with the IRS must be increased by the amount of the shareholder's portion of the Portfolio's foreign tax paid. A shareholder's ability to claim all or a part of a foreign tax credit or deduction in respect of foreign taxes paid by the Portfolio may be subject to certain limitations imposed by the Code.

        Foreign Currency Transactions. Transactions in foreign currencies, foreign-currency denominated debt securities and certain foreign currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

        Financial Products. The Portfolio's investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character distributions to Portfolio shareholders.

        Certain of the Portfolio's hedging activities (including its transactions, if any, in foreign currencies and foreign currency denominated instruments) are likely to result in a difference between the Portfolio's book income and taxable income. This difference may cause a portion of the Portfolio's income distributions to constitute a return of capital or capital gain for tax purposes or require the Portfolio to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

        Securities loans may or may not be structured in a manner to preserve qualified dividend income treatment on dividends paid with respect to the securities lent. The Portfolio may receive substitute payments (instead of the dividend) that will not be eligible for treatment as qualified dividend income, taxed at the rate applicable to long-term capital gains.

        Securities issued or purchased at a discount. The Portfolio's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Portfolio to accrue and distribute income net yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to sell securities in its portfolio that it otherwise would have continued to hold.

        REITs. The Portfolio's investment in REIT equity securities may require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make required distributions, the Portfolio may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). The Portfolio's investments in REIT equity securities may at other times result in the Portfolio's receipt of cash in excess of the REIT's earnings; if the Portfolio distributes such amounts, such distribution could constitute a return of capital to Portfolio shareholders for federal income tax purposes. Income from REIT securities generally will not be eligible for treatment as qualified dividend income.

        Tax-Exempt Shareholders. Under current law, the Portfolio serves to "block" (that is, prevent the attribution to shareholders of) unrelated business taxable income ("UBTI") from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could utilize UBTI by virtue of its investment in the Portfolio if either: (1) the Portfolio invests in REITs that hold residual interests in real estate mortgage investment conduits ("REIMCs"); or (2) shares in the Portfolio constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code
Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. The Fund may invest in REITs that hold residual interests in REMICs.


        Backup Withholding. The Portfolio generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Portfolio with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to the Portfolio that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

        Other Tax Matters. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

        Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and, where applicable, foreign taxes.

        The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Portfolio, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates described above (or a reduced rate of withholding provided by treaty).

        If a shareholder recognizes a loss with respect to the fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

        Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends) paid by the Portfolio to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the American Jobs Creation Act of 2004 ("2004 Act"), effective for taxable years of the Portfolio beginning before January 1, 2008, the Portfolio will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Portfolio, and
(ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Portfolio. The Portfolio does not intend to make such designations.

        If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

        The 2004 Act modifies the tax treatment of distributions from the Portfolio that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "US real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the 2004 Act, which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

        Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Portfolio or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective before January 1, 2008, if the Portfolio is a U.S. real property holding corporation (as described above) the Portfolio's shares will nevertheless not constitute USPRIs if the Portfolio is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the five-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

        The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

        Because the Portfolio has no performance history as of the date of this Statement, financial statements have not been included.

--------------------------------------------------------------------------------
                                   APPENDIX A
--------------------------------------------------------------------------------

                        DESCRIPTION OF SECURITIES RATINGS

        The Portfolio may make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining the Portfolio's overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser's or subadviser's view of their comparability to rated securities. The Portfolio's use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for the Portfolio does not mean that all securities held by the Portfolio will be rated in that category or higher. The Portfolio's investments may range in quality from securities rated in the lowest category in which the Portfolio is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the adviser or a subadviser to be of comparable quality). The percentage of the Portfolio's assets invested in securities in a particular rating category will vary. Following is a description of Moody's and S&P's ratings applicable to fixed income securities.

Moody's Investors Service, Inc.

        Corporate and Municipal Bond Ratings

        Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

        A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

        Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

        Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

        Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

        Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

        Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

        Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

        PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

        PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

        PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

        NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Services

        Issue Credit Rating Definitions

        A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

        Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

        Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

        Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

        The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

        Investment Grade

        AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA: An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

        BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

        Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

        BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment.

        C: A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

        CI: The rating CI is reserved for income bonds on which no interest is being paid. D: An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

        Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

        Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

        r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

        The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

        N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

        Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

        Commercial Paper Rating Definitions

        A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

        A-1: A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

        A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

        A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        B: A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

        D: A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

        A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                                       Registration Nos. 2-98326
                                                                       811-04323

                           IXIS ADVISOR FUNDS TRUST I
                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

(a)               Articles of Incorporation.

     (1) The Registrant's Third Amended and Restated Agreement and Declaration of Trust dated June 2, 2005 (the "Agreement and Declaration") is incorporated by reference to exhibit (a)(1) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

(b)               By-Laws.

     (1) The Registrant's Amended and Restated By-Laws dated June 2, 2005 are incorporated by reference to exhibit (b)(1) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

(c)               Instruments Defining Rights of Security Holders.

     (1) Rights of shareholders are described in Article III, Section 6 of the Agreement and Declaration is incorporated by reference to exhibit (a)(1) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

(d)               Investment Advisory Contracts.

     (1)  (i)     Advisory Agreement dated December 31, 2004 between the
                  Registrant on behalf of CGM Advisor Targeted Equity Fund and
                  Capital Growth Management Limited Partnership ("CGM") is incorporated by reference to exhibit (d)(1)(i) to PEA No. 59 to the Registration Statement filed on January 28, 2005.

          (ii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Westpeak Capital Growth Fund and IXIS Asset Management Advisors, L.P. (formerly CDC IXIS Asset Management Advisers, L.P., "IXIS Advisors",) is incorporated by reference to exhibit (d)(2)(i) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (iii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of IXIS U.S. Diversified Portfolio Advisor (formerly named CDC Nvest Star Advisers Fund) and IXIS Advisors is incorporated by reference to exhibit (d)(2)(iv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (iv) Addendum dated June 1, 2001 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of IXIS U.S. Diversified Portfolio (formerly named CDC Nvest Star Advisers
                  Fund) and IXIS Advisors is incorporated by reference to exhibit (d)(2)(v) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

          (v) Addendum dated May 1, 2004 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of IXIS U.S. Diversified Portfolio and IXIS Advisors is filed herewith.

          (vi) Addendum dated July 1, 2005 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of IXIS U.S. Diversified Portfolio and IXIS Advisors is incorporated by reference to exhibit (d)(1)(v) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

          (vii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of IXIS Value Fund (formerly named CDC Nvest Star Value Fund) and IXIS Advisors is incorporated by reference to exhibit (d)(2)(v) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (viii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Hansberger International Fund and IXIS Advisors is incorporated by reference to exhibit (d)(2)(vi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (ix) Addendum dated March 1, 2004 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of Hansberger International Fund and IXIS Advisors is incorporated by reference to PEA No. 57 to the Registration Statement filed on April 29, 2004.

          (x) Advisory Agreement dated September 1, 2003 between Registrant on behalf of Loomis Sayles Core Plus Bond Fund and Loomis Sayles is incorporated by reference to exhibit (d)(2)(viii) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

          (xi) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Vaughan Nelson Small Cap Value Fund and IXIS Advisors is incorporated by reference to exhibit (d)(2)(xi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (xii) Addendum dated March 1, 2004 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of Vaughan Nelson Small Cap Value Fund and IXIS Advisors is incorporated by reference to PEA No. 57 to the Registration Statement filed on April 29, 2004.

          (xiii) Form of Advisory Agreement between Registrant on behalf of IXIS Income Diversified Portfolio and IXIS Advisors is filed herewith.

     (2)  (i)     Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Westpeak Capital Growth Fund, IXIS Advisors and
                  Westpeak Global Advisors, L.P. ("Westpeak") is incorporated by reference to exhibit (d)(3)(i) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (ii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of IXIS U.S. Diversified Portfolio (formerly named CDC Nvest Star Advisers Fund), IXIS Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(iv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (iii) Amendment No. 1 dated June 1, 2001 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of IXIS U.S. Diversified Portfolio (formerly named CDC Nvest Star Advisers
                  Fund), IXIS Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(vi) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

          (iv) Amendment No. 2 dated July 1, 2005 to Sub-advisory Agreement dated October

                  30, 2000 among Registrant on behalf of IXIS U.S. Diversified Portfolio (formerly named CDC Nvest Star Advisers Fund), IXIS Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(4) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

          (v) Sub-advisory Agreement dated May 18, 2001 among Registrant on behalf of IXIS U.S. Diversified Portfolio (formerly named CDC Nvest Star Advisers Fund), IXIS Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(vii) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

          (vi) Amendment No. 1 dated June 1, 2001 to Sub-advisory Agreement dated May 18, 2001 among Registrant on behalf of IXIS U.S. Diversified Portfolio (formerly named CDC Nvest Star Advisers Fund), IXIS Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(viii) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

          (vii) Amendment No. 2 dated July 1, 2005 to Sub-advisory Agreement dated May 18, 2001 among Registrant on behalf of IXIS U.S. Diversified Portfolio (formerly named CDC Nvest Star Advisers Fund), IXIS Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(vii) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

          (viii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of IXIS U.S. Diversified Portfolio (formerly named CDC Nvest Star Advisers Fund), IXIS Advisors and Harris Associates L.P. ("Harris Associates") is incorporated by reference to exhibit (d)(3)(vii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (ix) Amendment No. 1 dated June 1, 2001 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of IXIS U.S. Diversified Portfolio (formerly named CDC Nvest Star Advisers
                  Fund), IXIS Advisors and Harris Associates is incorporated by reference to exhibit (d)(3)(x) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

          (x) Amendment No. 2 dated July 1, 2005 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of IXIS U.S. Diversified Portfolio (Formerly CDC Nvest Star Advisers Fund), IXIS Advisors and Harris Associates is incorporated by reference to exhibit (d)(3)(ix) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

          (xi) Sub-advisory Agreement dated September 1, 2001 among Registrant on behalf of IXIS U.S. Diversified Portfolio (formerly named CDC Nvest Star Advisers Fund), IXIS Advisors and Fund Asset Management, L.P. doing business as Mercury Advisors ("Mercury") is incorporated by reference to exhibit
                  (d)(3)(xi) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

          (xii) Amendment No. 1 dated July 1, 2005 to Sub-advisory Agreement dated September 1, 2001 among Registrant on behalf of IXIS U.S. Diversified Portfolio (formerly named CDC Nvest Star Advisers Fund), IXIS Advisors and Mercury is incorporated by reference to exhibit (d)(3)(xi) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

          (xiii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of IXIS Value Fund (formerly named CDC Nvest Star Value Fund), IXIS Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (xiv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of IXIS Value Fund (formerly named CDC Nvest Star Value Fund), IXIS Advisors and Harris Associates is incorporated by reference to exhibit (d)(3)(xiii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (xv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of IXIS Value Fund (formerly named CDC Nvest Star Value Fund), IXIS Advisors and Vaughan Nelson Investment Management ("Vaughan Nelson") is incorporated by reference to exhibit (d)(3)(xv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (xvi) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of IXIS Value Fund (formerly named CDC Nvest Star Value Fund), IXIS Advisors and Westpeak is incorporated by reference to exhibit (d)(3)(xvii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

          (xvii) Sub-advisory Agreement dated March 1, 2002 among Registrant on behalf of Hansberger International Fund, IXIS Advisors and Hansberger Global Investors, Inc. ("Hansberger") is incorporated by reference to exhibit (d)(3)(xviii) to PEA No. 51 to the Registration Statement filed on April 29, 2002.

          (xviii) Addendum dated March 1, 2004 to the Sub-advisory Agreement dated March 1, 2002 among Registrant on behalf of Hansberger International Fund, IXIS Advisors and Hansberger is incorporated by reference to PEA No. 57 to the Registration Statement filed on April 29, 2004.

          (xix) Sub-advisory Agreement dated March 1, 2004 among Registrant on behalf of Vaughan Nelson Small Cap Value Fund, IXIS Advisors and Vaughan Nelson is incorporated by reference to PEA No. 57 to the Registration Statement filed on April 29, 2004.

          (xx) Form of Sub-advisory Agreement among Registrant on behalf of IXIS Income Diversified Portfolio relating to the Inflation Protected Securities discipline, IXIS Advisors and Loomis Sayles is filed herewith.

          (xxi) Form of Sub-advisory Agreement among Registrant on behalf of IXIS Income Diversified Portfolio relating to the Multi-Sector Bond discipline, IXIS Advisors and Loomis Sayles is filed herewith.

          (xxii) Form of Sub-advisory Agreement among Registrant on behalf of IXIS Income Diversified Portfolio, IXIS Advisors and AEW Management and Advisors, L.P. ("AEW") is filed herewith.

(e)               Underwriting Contracts.

     (1) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of CGM Advisor Targeted Equity Fund and IXIS Asset Management Distributors, L.P. (formerly CDC IXIS Asset Management Distributors, L.P., "IXIS Distributors") is incorporated by reference to exhibit (e)(1) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

     (2) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of Westpeak Capital Growth Fund and IXIS Distributors is incorporated by reference to exhibit (e)(2) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

     (3) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of IXIS U.S. Diversified Portfolio (formerly named CDC Nvest Star Advisers Fund) and IXIS Distributors is incorporated by reference to exhibit (e)(5) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

     (4) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of IXIS Value Fund (formerly named CDC Nvest Star Value Fund) and IXIS Distributors is incorporated by reference to exhibit (e)(6) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

     (5) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of Hansberger International Fund and IXIS Distributors is incorporated by reference to exhibit (e)(7) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

     (6) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of Loomis Sayles Core Plus Bond Fund and IXIS Distributors is incorporated by reference to exhibit
                  (e)(10) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

     (7) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of Vaughan Nelson Small Cap Value Fund and IXIS Distributors is incorporated by reference to exhibit
                  (e)(12) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

     (8) Form of Distribution Agreement between the Registrant on behalf of IXIS Income Diversified Portfolio and IXIS Distributors is filed herewith.

     (9) Form of Dealer Agreement used by IXIS Distributors is filed herewith.

(f)               Bonus or Profit Sharing Contracts.

                  None.

(g)               Custodian Agreements.

     (1) Custodian Contract dated September 1, 2005 between the Registrant and State Street Bank and Trust Company is filed herewith.

(h)               Other Material Contracts.

     (1) Transfer Agency and Services Agreement dated October 1, 2005 between the Registrant on behalf of its respective series, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Boston Financial Data Services, Inc. ("Boston Financial") is filed herewith.

     (2) Form of First Addendum dated November 1, 2005 to Transfer Agency and Service Agreement is filed herewith.

     (3) Securities Lending Authorization Agreement dated September 1, 2005 between State Street Bank and Trust Company and the Registrant and its Series enumerated on Schedule B thereto is filed herewith.

     (4)          IXIS Advisors Fee Waiver/Reimbursement Undertakings dated July
                  1, 2005
                  between IXIS Advisors and the Registrant on behalf of Loomis Sayles Core Plus Bond Fund is incorporated by reference to PEA No. 58 to the Registration Statement filed on December 2, 2004.

     (5) Form of IXIS Advisors Fee Waiver/Expense Reimbursement Undertakings dated November 1, 2005 between IXIS Advisors and the Registrant on behalf of IXIS Income Diversified Portfolio is filed herewith.

     (6) Administrative Services Agreement dated January 3, 2005 between Registrant on behalf of its respective series, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, Cash Management Trust Money Market Series, Loomis Sayles Funds I, Loomis Sayles Funds II and IXIS Advisors is incorporated by reference to exhibit (h)(9) to PEA No. 58 to the Registration Statement filed on January 28, 2005.

     (7) Form of First Amendment to Administrative Services Agreement between Registrant on behalf of its respective series, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, Cash Management Trust Money Market Series, Loomis Sayles Funds I, Loomis Sayles Funds II and IXIS Advisors is filed herewith.

     (8) Reliance Agreement for Exchange Privileges dated September 30, 2003 by and among Registrant, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Cash Management Trust Loomis Sayles Funds I and Loomis Sayles Funds II is incorporated by reference to exhibit (h)(7) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

     (9) Advisory Administration Agreement dated September 1, 2003 between Registrant, with respect to Loomis Sayles Core Plus Bond Fund, and IXIS Advisors is incorporated by reference to exhibit (h)(9) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

(i)               Legal Opinion.

     (1) Opinion and consent of counsel relating to the Registrant's Hansberger International Fund is incorporated by reference to exhibit 10(h) to PEA No. 31 to the Registration Statement filed on April 12, 1996.

     (2) Opinion and consent of counsel relating to the Registrant's Vaughan Nelson Small Cap Value Fund is incorporated by reference to exhibit 10(i) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

     (3) Opinion and consent of counsel relating to the Registrant's issuance of multiple classes of shares is incorporated by reference to PEA No. 38 to the Registration Statement filed on April 30, 1998.

     (4) Opinion and consent of counsel relating to the Registrant's IXIS U.S. Diversified Portfolio (formerly named CDC Nvest Star Advisers Fund) is incorporated by reference to PEA No. 38 to the Registration Statement filed on April 30, 1998.

     (5) Opinion and consent of counsel relating to the Registrant's IXIS Income Diversified Portfolio is filed herewith.

(j)               Other Opinions.

                  None.

(k)               Omitted Financial Statements

                  Not applicable.

(l)               Initial Capital Agreements.

                  Not applicable.

(m)               Rule 12b-1 Plan.

     (1)  (a)     Rule 12b-1 Plan for Class A shares of CGM Advisor Targeted
                  Equity Fund is incorporated by reference to exhibit (m)(1)(a) to PEA No. 44 to the Registration Statement filed on April 30,
                  2001.

          (b) Rule 12b-1 Plan for Class B shares of CGM Advisor Targeted Equity Fund is incorporated by reference to exhibit (m)(1)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

          (c) Rule 12b-1 Plan for Class C shares of CGM Advisor Targeted Equity Fund is incorporated by reference to exhibit (m)(1)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (2)  (a)     Rule 12b-1 Plan for Class A shares of Westpeak Capital Growth
                  Fund is incorporated by reference to exhibit (m)(2)(a) to PEA
                  No. 44 to the Registration Statement filed on April 30, 2001.

          (b) Rule 12b-1 Plan for Class B shares of Westpeak Capital Growth Fund is incorporated by reference to exhibit (m)(2)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

          (c) Rule 12b-1 Plan for Class C shares of Westpeak Capital Growth Fund is incorporated by reference to exhibit (m)(2)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (3)  (a)     Rule 12b-1 Plan for Class A shares of IXIS U.S. Diversified
                  Portfolio (formerly named CDC Nvest Star Advisers Fund) is incorporated by reference to exhibit (m)(5)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

          (b) Rule 12b-1 Plan for Class B shares of IXIS U.S. Diversified Portfolio (formerly named CDC Nvest Star Advisers Fund) is incorporated by reference to exhibit (m)(5)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

          (c) Rule 12b-1 Plan for Class C shares of IXIS U.S. Diversified Portfolio (formerly named CDC Nvest Star Advisers Fund) is incorporated by reference to exhibit (m)(5)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (4)  (a)     Rule 12b-1 Plan for Class A shares of IXIS Value Fund
                  (formerly named CDC Nvest Star Value Fund) is incorporated by reference to exhibit (m)(6)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

          (b) Rule 12b-1 Plan for Class B shares of IXIS Value Fund (formerly named CDC Nvest Star Value Fund) is incorporated by reference to exhibit (m)(6)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

          (c) Rule 12b-1 Plan for Class C shares of IXIS Value Fund (formerly named CDC Nvest Star Value Fund) is incorporated by reference to exhibit (m)(6)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (5)  (a)     Rule 12b-1 Plan for Class A shares of Hansberger International
                  Fund is incorporated by reference to exhibit (m)(7)(a) to PEA
                  No. 44 to the Registration Statement filed on April 30, 2001.

          (b) Rule 12b-1 Plan for Class B shares of Hansberger International Fund is incorporated by reference to exhibit (m)(7)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

          (c) Rule 12b-1 Plan for Class C shares of Hansberger International Fund is incorporated by reference to exhibit (m)(7)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (6)  (a)     Rule 12b-1 Plan for Class A shares of Loomis Sayles Core Plus
                  Fund is incorporated by reference to exhibit (m)(10)(a) to PEA
                  No. 44 to the Registration Statement filed on April 30, 2001.

          (b) Rule 12b-1 Plan for Class B shares of Loomis Sayles Core Plus Fund is incorporated by reference to exhibit (m)(10)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

          (c) Rule 12b-1 Plan for Class C shares of Loomis Sayles Core Plus Bond Fund is incorporated by reference to exhibit (m)(10)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (7)  (a)     Rule 12b-1 Plan for Class A shares of Vaughan Nelson Small Cap
                  Value Fund is incorporated by reference to exhibit (m)(12)(a) to PEA No. 44 to the Registration Statement filed on April 30,
                  2001.

          (b) Rule 12b-1 Plan for Class B shares of Vaughan Nelson Small Cap Value Fund is incorporated by reference to exhibit (m)(12)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

          (c) Rule 12b-1 Plan for Class C shares of Vaughan Nelson Small Cap Value Fund is incorporated by reference to exhibit (m)(12)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (8)  (a)     Rule 12b-1 Plan for Class A shares of IXIS Income Diversified
                  Portfolio is filed herewith.

          (b) Rule 12b-1 Plan for Class C shares of IXIS Income Diversified Portfolio is filed herewith.

(n)               Rule 18f-3 Plan

     (1) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 as amended, effective August 2005 is filed herewith.

(p)               Code of Ethics.

     (1) Code of Ethics of Registrant dated July 1, 2004 is incorporated by reference to PEA No. 58 to the Registration Statement filed on December 2, 2004.

     (2) Code of Ethics dated June 1, 2005 for IXIS Advisors and IXIS Distributors is filed herewith.

     (3) Code of Ethics dated March 1, 2000 as revised September 29, 2004 of Capital Growth Management Limited Partnership is incorporated by reference to PEA No. 58 to the Registration Statement filed on December 2, 2004.

     (4) Code of Ethics dated February 1, 2005 for Westpeak is filed herewith.

     (5) Code of Ethics dated January 14, 2000 as amended January 1, 2005 of Loomis Sayles is incorporated by reference to exhibit
                  (p)(5) to PEA No. 61 to the Registration Statement filed on April 29, 2005.

     (6) Code of Ethics dated January 31, 2002 of Harris Associates is incorporated by reference to exhibit (p)(6) to PEA No. 52 to the Registration Statement filed on February 28, 2003.

     (7) Code of Ethics dated April 20, 2001 of Vaughan Nelson is incorporated by reference to exhibit (p)(8) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

     (8) Code of Ethics dated January 2004 for Mercury is incorporated by reference to PEA No. 57 to the Registration Statement filed on April 29, 2004.

     (9) Code of Ethics dated January 31, 2005 for Hansberger is filed herewith.

     (10) Code of Ethics dated February 5, 2005 for AEW is filed herewith.

(q)               Powers of Attorney

     (1) Powers of Attorney for Graham T. Allison, Jr., Daniel M. Cain, Kenneth J. Cowan, Richard Darman, John T. Hailer, Paul Chenault, Edward Benjamin, Robert Blanding, Sandra O. Moose and John A. Shane dated October 18, 2004 designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to PEA No. 58 to the Registration Statement filed on December 2, 2004.

     (2) Powers of Attorney for Charles D. Baker and Cynthia L. Walker is incorporated by reference to exhibit (q)(2) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

Item 24. Persons Controlled by or Under Common Control with the Registrant

     The Registrant is not aware of any person controlled or under common control with any of its series.

     As of October 28, 2005, there were no persons that owned 25% or more of the outstanding voting securities of any series of the Registrant.

Item 25.  Indemnification

     Under Article 4 of the Registrant's By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 4 of the Registrant's By-laws incorporated by reference to exhibit (b)(1) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

     The Distribution Agreement, the Custodian Contract, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the "Agreements") contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with IXIS Asset Management North America, L.P. and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26.  Business and Other Connections of Investment Adviser

(a) IXIS Advisors, a wholly owned subsidiary IXIS Asset Management North America, L.P. serves as investment adviser to all the series of the Registrant except CGM Advisor Targeted Equity Fund and Loomis Sayles Core Plus Bond Fund. IXIS Advisors was organized in 1995.

     The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and partners of IXIS Advisors during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by IXIS Advisors pursuant to the Advisers Act (SEC File No. 801-48408; IARD/CRD No. 106800).

(b) CGM, adviser of the Registrant's CGM Advisor Targeted Equity Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

     The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of CGM during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by CGM pursuant to the Advisers Act (SEC File No. 801-35935; IARD/CRD No. 105268).

(c) Loomis Sayles, adviser of the Registrant's Loomis Sayles Core Plus Bond Fund and subadviser of the Registrant's IXIS Value Fund (formerly named CDC Nvest Star Value Fund), IXIS U.S. Diversified Portfolio (formerly named CDC Nvest Star Advisers Fund) and IXIS Income Diversified Portfolio, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

     The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Loomis Sayles during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Loomis Sayles pursuant to the Investment Advisers Act of 1940 as amended (the "Advisers Act") (SEC File No. 801-170; IARD/CRD No. 105377).

(d) Westpeak serves as subadviser to the Registrant's Westpeak Capital Growth Fund and IXIS Value Fund (formerly named CDC Nvest Star Value Fund). Organized in 1991, Westpeak provides investment management services to other mutual funds and institutional clients.

     The list required by this Item 26 regarding any other general business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Westpeak during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Westpeak pursuant to the Advisers Act (SEC File No. 801-39554; IARD/CRD No. 106769).

(f) Harris Associates serves as a subadviser to the Registrant's IXIS U.S. Diversified Portfolio (formerly named CDC Nvest Star Advisers Fund) and IXIS Value Fund (formerly named CDC Nvest Star Value Fund). Harris Associates serves as investment adviser to mutual funds, individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships, and is a registered commodity trading adviser and commodity pool operator.

     The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and partners of Harris Associates during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Harris Associates pursuant to the Advisers Act (SEC File No. 801-50333; IARD/CRD No. 106960).

(h) Vaughan Nelson subadviser to Registrant's IXIS Value Fund (formerly named CDC Nvest Star Value Fund) and Vaughan Nelson Small Cap Value Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

     The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Vaughan Nelson during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Vaughan Nelson pursuant to the Advisers Act (File No. 801-51795; IARD/CRD No. 106975).

(i) Mercury serves as subadviser to Registrant's IXIS U.S. Diversified Portfolio (formerly named CDC Nvest Star Advisers Fund).

     The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Mercury during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Mercury pursuant to the Advisers Act (File No. 801-12485; IARD/CRD No. 109798).

(j)  Hansberger serves as subadviser to Registrant's Hansberger International
     Fund.

     The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Hansberger during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Hansberger pursuant to the Advisers Act (File No. 801-46059; IARD/CRD No. 106039).

(k) AEW, subadviser to the IXIS Income Diversified Portfolio, provides investment advice to a number of other organizations, institutional clients and individuals.

     The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of AEW during the past two years is incorporated herein by reference to schedule A and D of Form ADV filed by AEW pursuant to the Advisers Act (SEC file No. 801-48034; IARD/CRD No. 108638).

Item 27. Principal Underwriter

     (a) IXIS Asset Management Distributors, L.P., the principal underwriter of the Registrant, also serves as principal underwriter for:

     IXIS Advisor Cash Management Trust
     IXIS Advisor Funds Trust II
     IXIS Advisor Funds Trust III
     IXIS Advisor Funds Trust IV
     Loomis Sayles Funds I
     Loomis Sayles Funds II

(b) The general partner and officers of the Registrant's principal underwriter, IXIS Asset Management Distributors, L.P., and their addresses are as follows:

                                      Positions and Offices                      Positions and Offices
           Name                     with Principal Underwriter                      with Registrant
-------------------------------------------------------------------------------------------------------------
IXIS Asset Management      General Partner                                None
Distribution Corporation

John T. Hailer             President and Chief Executive Officer          President, Chief Executive
                                                                          Officer and Trustee

John E. Pelletier          Executive Vice President and Chief Operating   Chief Operating Officer
                           Officer

Coleen Downs Dinneen       Senior Vice President, General Counsel,        Secretary, Clerk and Chief Legal
                           Secretary and Clerk                            Officer


Russell Kane               Vice President, Associate General Counsel,     Assistant Secretary
                           Assistant Secretary and Assistant Clerk

Michael Kardok             Senior Vice President                          Treasurer, Principal Financial
                                                                          and Accounting Officer

Kristin Vigneaux           Chief Compliance Officer for Mutual Funds      Chief Compliance Officer

Beatriz Pina Smith         Vice President, Treasurer and Chief            None
                           Financial Officer


Anthony Loureiro           Senior Vice President  and Chief Compliance    None
                           Officer

Max J. Mahoney             Senior Vice President and Deputy General       Assistant Secretary and
                           Counsel                                        Anti-Money Laundering Officer

Robert Krantz              Executive Vice President                       None

Frank S. Maselli           Executive Vice President                       None

Matt Witkos                Executive Vice President                       None

Diane Whelan               Executive Vice President                       None

Jeffrey Coron              Senior Vice President                          None

Curt Overway               Senior Vice President                          None

Maureen O'Neill            Senior Vice President                          None

Susannah Wardly            Senior Vice President                          None

Mark Doyle                 Senior Vice President                          None

Matthew Coldren            Senior Vice President                          None

Michael Raso               Senior Vice President                          None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)  Not applicable.

Item 28. Location of Accounts and Records

The following companies, in the aggregate, maintain possession of the documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder:

(a)  For all series of Registrant:

     (i)     IXIS Advisor Funds Trust I
             399 Boylston Street
             Boston, MA 02116

     (ii)    Boston Financial Data Services, Inc.
             2 Heritage Drive, 4th Floor
             North Quincy, MA 02171

     (iii)   IXIS Asset Management Distributors, L.P.
             399 Boylston Street
             Boston, Massachusetts 02116

     (iv)    IXIS Asset Management Advisors, L.P.
             399 Boylston Street
             Boston, Massachusetts 02116
             (excluding Targeted Equity Fund and Loomis Sayles Core
              Plus Bond Fund)

     (v)     Investors Bank and Trust Company
             200 Clarendon Street
             Boston, MA 02116

     (vi)    State Street Bank and Trust Company
             225 Franklin Street
             Boston, Massachusetts 02110

(b)  For CGM Advisor Targeted Equity Fund:
             Capital Growth Management Limited Partnership
             One International Place
             Boston, Massachusetts 02110

(c)  For the series of the Registrant managed by Harris Associates:
             Harris Associates L.P.
             Two North LaSalle Street
             Chicago, Illinois  60602

(d)  For the series of the Registrant managed by Mercury:
             Fund Asset Management, L.P.
             800 Scudders Mill Road
             Plainsboro, New Jersey 08536

(e)  For the series of the Registrant managed by Loomis Sayles:
             Loomis, Sayles & Company, L.P.
             One Financial Center
             Boston, Massachusetts 02111

(g)  For the series of the Registrant managed by Vaughan Nelson:
             Vaughan Nelson Investment Management, L.P.
             600 Travis
             Suite 6300
             Houston, Texas  77002

(h)  For the series of the Registrant managed by Westpeak Global Advisors, L.P.:
             Westpeak Global Advisors, L.P.
             1470 Walnut Street
             Boulder, Colorado 80302

(i)  For the series of the Registrant managed by Hansberger:
             Hansberger Global Investors, Inc.
             401 East Las Olas Boulevard, Suite 1700
             Fort Lauderdale, Florida 33301

(j)  For the series of the Registrant managed by AEW:
             AEW Management and Advisors, L.P.
             World Trade Center East
             Two Seaport Lane
             Boston, Massachusetts 02210

Item 29. Management Services

     None.

Item 30. Undertakings

     (a) The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

                           IXIS ADVISOR FUNDS TRUST I
                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 63 to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 63 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 31st day of October, 2005.

                                        IXIS ADVISOR FUNDS TRUST I

                                        By: /s/ John T. Hailer
                                            ------------------------------------
                                            John T. Hailer
                                            Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                          Title                        Date
---------                          -----                        ----

/s/ Michael Kardok
-------------------------------
Michael Kardok                     Treasurer                    October 31, 2005

/s/ Graham T. Allison, Jr.
-------------------------------
Graham T. Allison, Jr.*            Trustee                      October 31, 2005

/s/ Charles D. Baker
-------------------------------
Charles D. Baker*                  Trustee                      October 31, 2005

/s/ Edward A. Benjamin
-------------------------------
Edward A. Benjamin*                Trustee                      October 31, 2005

/s/ Robert J. Blanding
-------------------------------
Robert J. Blanding*                Trustee                      October 31, 2005

/s/ Daniel M. Cain
-------------------------------
Daniel M. Cain*                    Trustee; Co-Chairman         October 31, 2005
                                   of the Board
/s/ Paul G. Chenault
-------------------------------
Paul G. Chenault*                  Trustee                      October 31, 2005

/s/ Kenneth J. Cowan
-------------------------------
Kenneth J. Cowan*                  Trustee; Co-Chairman         October 31, 2005
                                   of the Board
/s/ Richard Darman
-------------------------------
Richard Darman*                    Trustee                      October 31, 2005

/s/ John T. Hailer
-------------------------------
John T. Hailer                     Trustee, President, Chief    October 31, 2005
                                   Executive Officer

/s/ Sandra O. Moose
-------------------------------
Sandra O. Moose*                   Trustee                      October 31, 2005

/s/ John A. Shane
-------------------------------
John A. Shane*                     Trustee                      October 31, 2005

/s/ Cynthia L. Walker
-------------------------------
Cynthia L. Walker*                 Trustee                      October 31, 2005

                                       *By: /s/ Coleen Downs Dinneen
                                            ------------------------------------
                                            Coleen Downs Dinneen
                                            Attorney-In-Fact**
                                            October 31, 2005

** Powers of Attorney for Graham T. Allison, Jr., Daniel M. Cain, Kenneth J. Cowan, Richard Darman, John T. Hailer, Paul Chenault, Edward Benjamin, Robert Blanding, Sandra O. Moose and John A. Shane are incorporated by reference to exhibit (q)(1) to PEA No. 58 to the Registration Statement filed on December 9, 2004. Powers of Attorney for Charles D. Baker and Cynthia L. Walker are incorporated by reference to exhibit (q)(2) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

                           IXIS Advisor Funds Trust I

                                  Exhibit Index

                        Exhibits for Item 23 of Form N-1A

Exhibit       Exhibit Description
------------  -------------------

(d)(1)(v)     Addendum to Advisory Agreement for IXIS U.S. Diversified Portfolio

(d)(1)(xiii)  Form of Advisory Agreement for IXIS Income Diversified Portfolio

(d)(2)(xx) Form of Sub-advisory Agreement for IXIS Income Diversified Portfolio relating to the Inflation Protected Securities discipline among Registrant, IXIS Advisors and Loomis Sayles

(d)(2)(xxi)   Form of Sub-advisory Agreement for IXIS Income
              Diversified Portfolio relating to the Multi-Sector
              Bond discipline among Registrant, IXIS Advisors and
              Loomis Sayles

(d)(2)(xxii)  Form of Sub-advisory Agreement for IXIS Income
              Diversified Portfolio among Registrant, IXIS
              Advisors and AEW Management and Advisor, L.P.

(e)(8)        Form of Distribution Agreement for IXIS Income Diversified
              Portfolio

(e)(9)        Form of Dealer Agreement

(g)(1)        Custodian Contract

(h)(1)        Transfer Agency and Services Agreement

(h)(2)        Form of First Addendum to Transfer Agency and Service Agreement

(h)(3)        Securities Lending Agreement

(h)(5)        Form of Fee Waiver/Reimbursement Undertakings

(h)(7)        Form of First Amendment to Administrative Services Agreement

(i)(5)        Opinion and consent of counsel

(m)(8)(a)     Rule 12b-1 Plan for Class A shares

(m)(8)(b)     Rule 12b-1 Plan for Class C shares

(n)(1)        Rule 18f-3 Plan

(p)(2)        Code of Ethics for IXIS Advisors and IXIS Distributors

(p)(4)        Code of Ethics for Westpeak Global Advisors, L.P.

(p)(9)        Code of Ethics for Hansberger Global Investors, Inc.

(p)(10)       Code of Ethics for AEW Management and Advisors, L.P.